UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09253
Wells Fargo Funds Trust
(Exact name of registrant as specified in charter)
525 Market Street, 12th Floor, San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor, San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: September 30, 2010 for all funds in this filing except Wells Fargo
Advantage Pennsylvania Tax-Free Fund, which had fiscal year end of March 31, 2010.
Date of reporting period: December 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS
ITEM 2. CONTROLS AND PROCEDURES
SIGNATURES
EX-99.CERT Section 302 Certifications

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Asset Allocation FUND^

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 0.00%
$200,000	U.S. Department of Transportation††	6.00%	12/07/2021	$199,758

Total Agency Securities (Cost $189,366)				199,758

Asset Backed Securities: 1.72%
1,151,629	ACAS Business Loan Trust Series 2007-1A Class C±	0.99	08/16/2019	1,082,531
1,499,437	ACAS Credit CDO Series 2007-1A Class A±††	1.46	11/23/2052	14,994
104,471	Accredited Mortgage Loan Trust Series 2004-4 Class A1B±	0.68	01/25/2035	81,227
25,769	Accredited Mortgage Loan Trust Series 2007-1 Class A1±	0.34	02/25/2037	25,699
11,452	ACE Securities Corporation Home Equity Loan Trust Series 2005-SD1 Class A1±	0.69	11/25/2050	10,158
2,800,000	ACE Securities Corporation Home Equity Loan Trust Series 2006-ASL1 Class A±	0.47	10/25/2036	1,019,200
302,759	ACE Securities Corporation Home Equity Loan Trust Series 2006-ASL3 Class A2±	0.43	02/25/2036	75,690
825,054	ACE Securities Corporation Home Equity Loan Trust Series 2006-ASP2 Class A2C±	0.47	03/25/2036	566,812
1,600,000	ACE Securities Corporation Home Equity Loan Trust Series 2006-HE2 Class A±	0.45	05/25/2036	868,000
1,100,000	ACE Securities Corporation Home Equity Loan Trust Series 2006-OP1 Class A±	0.44	04/25/2036	696,300
525,026	ACE Securities Corporation Home Equity Loan Trust Series 2006-SL1 Class A±	0.45	09/25/2035	99,755
1,296,853	ACE Securities Corporation Home Equity Loan Trust Series 2006-SL3 Class A2±	0.46	06/25/2036	155,752
1,114,669	ACE Securities Corporation Home Equity Loan Trust Series 2006-SL3 Class C±	0.39	06/25/2036	175,909
450,706	ACE Securities Corporation Home Equity Loan Trust Series 2007-ASL1 Class CL±	0.46	12/25/2036	41,645
793,322	ACE Securities Corporation Home Equity Loan Trust Series 2007-HE1 Class A±	0.38	01/25/2037	407,371
755,888	ACE Securities Corporation Home Equity Loan Trust Series 2007-WM1 Class A±	0.36	11/25/2036	458,068
563,594	ACE Securities Corporation Series 2006-ASP4 Class C±	0.39	08/25/2036	421,850
1,280,369	ACE Securities Corporation Series 2006-CW1 Class C±	0.39	07/25/2036	1,096,636
95,983	ACE Securities Corporation Series 2006-SL4 Class C±	0.41	09/25/2036	11,672
350,000	AESOP Funding II LLC Series 2006-1A Class A±††	0.51	03/20/2012	349,125
1,920,950	Aircraft Finance Trust Series 1999-1 Class A1±	0.77	05/15/2024	1,027,708
1,338,178	Alliance Bancorp Trust Series 2007-S1 Class A11±††	0.49	05/25/2037	169,413
1,803,380	AmeriCredit Automobile Receivables Trust Series 2007-AX Class A4±	0.34	10/06/2013	1,791,658
1,296,800	AmeriCredit Automobile Receivables Trust Series 2007-BF Class A4±	0.35	12/06/2013	1,289,032
1,546,153	AmeriCredit Automobile Receivables Trust Series 2007-DF Class A4B±	1.10	06/06/2014	1,537,475
3,643,654	AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A4B±	0.80	03/08/2016	3,636,366
886,615	Ameriquest Mortgage Securities Incorporated Series 2004-R6 Class A1±	0.50	07/25/2034	780,221
79,663	Ameriquest Mortgage Securities Incorporated Series 2004-X1 Class A14±††	0.62	03/25/2034	67,713
391,426	Argent Securities Incorporated Series 2004-W8 Class A5±	0.81	05/25/2034	364,026
8,669,118	Argent Securities Incorporated Series 2006-M1 Class A2C±	0.44	07/25/2036	3,619,357
1,443,680	Argent Securities Incorporated Series 2006-M2 Class A2B±	0.40	09/25/2036	544,989
1,389,620	Argent Securities Incorporated Series 2006-W2 Class 2AB±	0.48	03/25/2036	559,322
1,428,023	Argent Securities Incorporated Series 2006-W5 Class A2C±	0.44	06/25/2036	521,228
1,800,000	Asset Backed Funding Certificate Series 2006-OPT2 Class A3C±	0.44	10/25/2036	1,252,980
2,801,171	Asset Backed Funding Certificate Series 2007-NC1 Class A1±††	0.51	05/25/2037	2,341,218
2,150,000	Augusta Funding Limited±††(i)(a)	0.85	06/30/2017	1,843,713
710,124	Bayview Financial Acquisition Trust Series 2004-B Class A1±††	1.29	05/28/2039	298,252
789,027	Bayview Financial Acquisition Trust Series 2004-B Class A2±††	1.59	05/28/2039	295,885
1,689,885	Bayview Financial Acquisition Trust Series 2005-A Class A1±	1.29	02/28/2040	1,083,385
743,108	Bear Stearns Asset Backed Securities Incorporated Series 2007-AQ1 Class A1±	0.40	11/25/2036	638,107
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Asset Allocation FUND^

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$1,500,000	Bear Stearns Asset Backed Securities Incorporated Series 2007-AQ1 Class A2±	0.49%	11/25/2036	$294,300
4,700,000	Cabela’s Master Credit Card Trust Series 2008-4A Class A2±††	3.29	09/15/2014	4,783,660
700,000	Capital Auto Receivable Asset Trust Series 2008-1 Class A4B±	1.64	07/15/2014	706,342
1,089,012	Capital One Auto Finance Trust Series 2007-A Class A4±	0.31	11/15/2013	1,082,260
203,751	Capitalsource Commercial Loan Trust Series 2007-1 Class A±	0.42	03/20/2017	195,601
3,800,000	Carmax Auto Owner Trust Series 2008-2 Class A4B±	1.94	08/15/2013	3,857,494
4,700,000	Carrington Mortgage Loan Trust Series 2007-FRE1 Class A2±	0.49	02/25/2037	2,897,550
217,276	Cendant Timeshare Receivables Funding LLC Series 2005-1 Class A2±††	0.47	05/20/2017	209,943
1,560,730	Centex Home Equity Series 2006-A Class AV3±	0.45	06/25/2036	1,404,173
5,400,000	Charming Shoppes Master Trust Series 2007-1A Class A1±††	1.54	09/15/2017	5,378,724
25,026	Chase Funding Mortgage Loan Trust Series 2003-3 Class 2A2±	0.83	04/25/2033	21,054
275,978	Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3±	0.67	12/25/2033	237,341
14,952	Citigroup Mortgage Loan Trust Incorporated Series 2004-OPT1 Class A1B±	0.70	10/25/2034	13,756
1,600,000	Citigroup Mortgage Loan Trust Incorporated Series 2006-HE3 Class A2C±	0.45	12/25/2036	596,800
800,000	Citigroup Mortgage Loan Trust Incorporated Series 2006-WFH4 Class A3±	0.15	11/25/2036	504,000
514,304	CLI Funding LLC Series 2006-1A Class A±††	0.47	08/18/2021	444,873
1,232,721	CNH Equipment Trust Series 2008-A Class A4B±	2.24	08/15/2014	1,243,939
445,063	College Loan Corporation Trust Series 2007-1 Class A1±	0.51	01/25/2023	444,529
2,600,000	College Loan Corporation Trust Series 2007-2 Class A1±	0.75	01/25/2024	2,596,802
5,200,000	Countrywide Asset-Backed Certificate Series 2006-BC3 Class 2A2±	0.43	02/25/2037	4,080,440
1,275,843	Countrywide Home Equity Loan Trust Series 2007-E Class A±	0.44	06/15/2037	650,680
1,246,100	Crest Exeter Street Solar Series 2004-1A Class A1±††	0.95	06/28/2019	1,181,515
3,000,000	Daimler Chrysler Auto Trust Series 2008-B Class A4A	5.32	11/10/2014	3,094,200
2,100,000	Daimler Chrysler Auto Trust Series 2008-B Class A4B±	2.15	11/10/2014	2,129,358
5,900,000	Dominos Pizza Master Issuer LLC Series 2007-1 Class A2††	5.26	04/25/2037	6,047,500
57,497	Equity One Asset Backed Securities Incorporated Series 2004-1 Class AV2±	0.59	04/25/2034	44,273
1,309,224	First Franklin Mortgage Loan Asset Backed Certificate Series 2006-FF05 Class 2A3±	0.45	04/25/2036	949,187
900,000	Franklin Auto Trust Series 2008-A Class A4B±	2.24	05/20/2016	909,000
454,392	Fremont Home Loan Trust Series 2006-A Class 1A2±	0.48	05/25/2036	302,171
2,800,000	Fremont Home Loan Trust Series 2006-B Class 2A2±	0.45	08/25/2036	1,102,360
144,890	Fremont Home Loan Trust Series 2006-B Class 2A3±	0.39	08/25/2036	72,083
433,333	GE SeaCo Finance SRL Series 2004-1A Class A±††	0.59	04/17/2019	416,000
634,660	GMAC Mortgage Corporation Loan Trust Series 2004-HE3 Class A3±	0.52	10/25/2034	470,791
18,319	Goal Capital Funding Trust Series 2006-1 Class A1±	0.66	08/25/2020	18,279
146,625	Goal Capital Funding Trust Series 2007-1 Class A1±	0.63	06/25/2021	146,332
36,144	GreenPoint Home Equity Loan Trust Series 2004-1 Class A±	0.75	07/25/2029	19,998
42,363	GreenPoint Home Equity Loan Trust Series 2004-4 Class A±	0.85	08/25/2030	24,152
19,270	GreenPoint Mortgage Funding Trust Series 2005-HE4 Class 2A3C±	0.54	07/25/2030	19,195
536,031	GSC Partners CDO Fund Limited Series 2003-4A Class A3±††	0.97	12/16/2015	498,509
318,417	GSC Partners CDO Fund Limited Series 2A Class A±††	1.76	05/22/2013	280,207
2,836,506	Guggenheim Structured Real Estate Funding Series 2005-2A Class A±††	0.61	08/26/2030	2,127,379
1,414,395	Henderson Receivables LLC Series 2006-3A Class A1±††	0.49	09/15/2041	1,266,934
2,057,699	Henderson Receivables LLC Series 2006-4A Class A1±††	0.49	12/15/2041	1,887,296
479,955	Household Home Equity Loan Trust Series 2005-2 Class A2±	0.60	01/20/2035	429,935
460,391	Household Home Equity Loan Trust Series 2005-3 Class A2±	0.58	01/20/2035	418,524
1,036,506	Household Home Equity Loan Trust Series 2006-1 Class A1±	0.45	01/20/2036	948,241
4,185,198	JPMorgan Mortgage Acquisition Corporation Series 2006-WMC4 Class A3±	0.41	12/25/2036	1,846,091
88,865	Lehman Asset Backed Securities Corporation Series 2004-2 Class A±	0.73	06/25/2034	51,213
4,700,000	Marathon Real Estate CDO Series 2006-1A Class A1±††	0.62	05/25/2046	3,995,000
932,215	Master Second Lien Trust Series 2006-1 Class A±	0.45	03/25/2036	122,120
286,779	MASTR Asset-Backed Securities Trust Series 2005-FRE1 Class A4±	0.54	10/25/2035	272,813
417,652	MASTR Asset-Backed Securities Trust Series 2006-AM3 Class A2±	0.42	10/25/2036	401,030
2,540,021	MASTR Asset-Backed Securities Trust Series 2006-FRE2 Class A4±	0.44	03/25/2036	1,481,340
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Asset Allocation FUND^

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$1,600,000	MASTR Asset-Backed Securities Trust Series 2006-HE2 Class A3±	0.44%	06/25/2036	$596,800
3,175,197	MASTR Asset-Backed Securities Trust Series 2006-HE3 Class A3±	0.44	08/25/2036	1,157,359
2,000,000	MASTR Asset-Backed Securities Trust Series 2006-NC3 Class A4±	0.45	10/25/2036	736,400
274,457	Merrill Auto Trust Securitization Series 2007-1 Class A4±	0.35	12/15/2013	274,018
1,000,000	Merrill Auto Trust Securitization Series 2008-1 Class A4±	2.49	04/15/2015	1,014,300
735,216	Merrill Lynch Mortgage Investors Series 2007-HE2 Class A2A±	0.41	02/25/2037	502,814
283,400	Merrill Lynch Mortgage Trust Series 2006-C1 Class A2±	0.57	01/25/2047	192,797
55,428	Montana Higher Education Student Assistance Corporation Series 2005-1 Class A±	0.65	06/20/2015	55,407
5,200,000	Morgan Stanley ACES SPC Series 2006-13 Class A±††	0.90	06/20/2013	4,816,240
284,889	Morgan Stanley Asset Backed Securities Capital I Series 2004-SD1 Class A±	0.69	08/25/2034	233,609
3,600,000	Morgan Stanley Asset Backed Securities Capital I Series 2007-HE4 Class A2C±	0.52	02/25/2037	1,413,000
693,347	Morgan Stanley Home Equity Loans Series 2007-2 Class A1±	0.39	04/25/2037	653,480
1,100,000	Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A3±	0.44	11/25/2036	429,000
5,100,000	National City Credit Card Master Trust Series 2008-3 Class A±	2.09	05/15/2013	5,123,103
242,587	National Collegiate Student Loan Trust Series 2005-2 Class A2±	0.44	02/25/2026	237,129
617,238	National Collegiate Student Loan Trust Series 2006-1 Class A2±	0.43	08/25/2023	604,893
1,000,000	NationStar Home Equity Loan Trust Series 2006-B Class AV3±	0.46	09/25/2036	785,000
1,100,000	Nelnet Student Loan Trust Series 2005-2 Class A4±	0.69	12/23/2019	1,079,463
900,000	Nomura Home Equity Loan Incorporated Series 2006-HE3 Class 2A2±	0.44	07/25/2036	405,000
1,700,000	Paragon CDO Limited Series 2004-A1 Class A±††	1.16	10/20/2044	0
827,091	People’s Choice Home Loan Securities Trust Series 2005-4 Class 1A2±	0.55	12/25/2035	508,992
2,600,000	Prism Orso Trust Series 2004-MAPL Class CERT±	1.41	08/01/2011	2,593,500
202,624	Residential Asset Mortgage Products Incorporated Series 2005-RS8 Class A2±	0.58	10/25/2033	190,223
1,675,261	Residential Asset Mortgage Products Incorporated Series 2005-RS9 Class A13±	0.51	11/25/2035	1,139,177
779,216	Residential Asset Mortgage Products Incorporated Series 2006-SP1 Class A2±	0.48	09/25/2045	676,438
249,097	Residential Asset Securities Corporation Series 2007-KS3 Class AI1±	0.40	04/25/2037	244,663
19,450	Residential Funding Mortgage Securities II Series 2003-HS1 Class AII±	0.58	12/25/2032	8,519
2,351,035	Santander Drive Auto Receivables Trust Series 2007-3 Class A4±	0.94	10/15/2014	2,342,007
26,092	Saxon Asset Securities Trust Series 2004-1 Class A±	0.83	03/25/2035	17,482
559,655	Saxon Asset Securities Trust Series 2006-3 Class A2±	0.40	10/25/2046	520,480
662,637	SBI Heloc Trust Series 2001-1 Class A±	0.48	11/25/2035	489,622
800,000	Securitized Asset Backed Receivables LLC Series 2006-HE1 Class A2±	0.45	07/25/2036	294,000
232,502	Securitized Asset Backed Receivables LLC Series 2006-NC1 Class A2±	0.45	03/25/2036	203,439
213,345	Security National Mortgage Loan Trust Series 2006-2A Class A1±††	0.58	10/25/2036	209,078
395,151	Sierra Receivables Funding Corporation Series 2006-1A Class A2±††	0.44	05/20/2018	373,799
320,979	Sierra Timeshare Series 2007-1A Class A2±	0.46	03/20/2019	304,930
1,535,994	Sierra Timeshare Series 2007-2A Class A2±	1.29	09/20/2019	1,451,551
323,971	Sierra Timeshare Series 2008-1A Class A2±	4.29	02/20/2020	334,703
822,668	SLM Student Loan Trust Series 2007-B Class A1±	0.66	09/15/2022	794,903
2,200,000	Specialty Underwriting & Residential Finance Series 2006-BC3 Class A2C±	0.44	06/25/2037	946,660
943,028	Structured Asset Investment Loan Trust Series 2006-1 Class A3±	0.49	01/25/2036	733,204
473,845	Structured Asset Securities Corporation Series 2005-S6 Class A2±	0.58	11/25/2035	400,399
569,291	TCE Securities Corporation Series 2006-HE3 Class A2B±	0.38	06/25/2036	542,534
9,696	The Money Store Business Loan Backed Trust Series 1999-1 Class AN±	0.79	12/15/2022	8,726
1,748,670	TIB Card Receivables Fund±††	0.83	01/05/2014	1,433,909
300,000	Toll Road Investment Part II††¤	10.12	02/15/2030	46,203
4,200,000	Toll Road Investment Part II††¤	10.12	02/15/2037	326,046
7,200,000	Triad Auto Receivables Owner Trust Series 2007-B Class A4B±	1.50	07/14/2014	7,242,264
186,042	Wachovia Asset Securitization Incorporated Series 2004-HE1 Class A±(l)	0.51	06/25/2034	165,496
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Asset Allocation FUND^

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$1,300,000	Wachovia Auto Owner Trust Series 2008-A Class A4B±(l)	1.44%	03/20/2014	$1,311,089
1,500,000	World Financial Network Credit Card Master Trust Series 2006-A Class A±††	0.42	02/15/2017	1,463,505
1,682,407	Yale Mortgage Loan Trust Series 2007-1 Class A±	0.69	06/25/2037	134,593

Total Asset Backed Securities (Cost $134,519,171)				143,699,675

Collateralized Mortgage Obligations: 0.53%
2,083,124	Aire Valley Mortgage Series 2006-1 Class A1±††	0.72	09/20/2066	1,721,702
295,567	Bayview Commercial Asset Trust Series 2004-1 Class A±	0.65	04/25/2034	236,454
438,547	Bayview Commercial Asset Trust Series 2004-3 Class A1±††	0.66	01/25/2035	359,609
1,435,246	Bayview Commercial Asset Trust Series 2005-4 Class A2±††	0.68	01/25/2036	1,033,377
915,955	Bayview Commercial Asset Trust Series 2007-3 Class A1±††	0.53	07/25/2037	705,285
518,752	Bear Stearns Mortgage Funding Trust Series 2007-SL2 Class 1A±	0.45	02/25/2037	58,463
3,687,912	Brunel Residential Mortgage Series 2007-1A Class A4C±††	0.61	01/13/2039	3,319,121
55,810	Chevy Chase Funding LLC Series 2003-4A Class A1±††	0.63	10/25/2034	36,276
132,579	Chevy Chase Funding LLC Series 2004-1 Class A2±††	0.62	01/25/2035	87,502
68,951	Chevy Chase Funding LLC Series 2004-3 Class A2±††	0.59	08/25/2035	46,887
2,635,911	Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class A2FL±	0.41	07/15/2044	2,608,867
289,625	CNL Commercial Mortgage Loan Trust Series 2003-2 Class A1±††	0.73	10/25/2030	188,256
5,100,000	Commercial Mortgage Pass-Through Certificate Series 2006-FL12 Class AJ±††	0.42	12/15/2020	4,182,000
962,044	Crusade Global Trust Series 2006-1 Class A1±	0.57	07/20/2038	926,041
1,206,598	Crusade Global Trust Series 2007-1 Class A1±	0.57	04/19/2038	1,161,011
1,797,478	G-Force LLC Series 2005-RR2 Class A2	5.16	12/25/2039	1,222,285
377,699	GE Business Loan Trust Series 2004-1 Class A±††	0.58	05/15/2032	332,375
776,317	GE Business Loan Trust Series 2005-2 Class A±	0.53	11/15/2033	636,580
276,262	Gracechurch Mortgage Funding plc Series 1A Class A2B±	0.58	10/11/2041	276,124
263,849	Granite Master Issuer plc Series 2004-3 Class A1±	0.75	09/20/2044	246,699
520,613	Granite Master Issuer plc Series 2006-2 Class A4±	0.33	12/20/2054	483,650
328,811	Granite Master Issuer plc Series 2006-3 Class A3±	0.33	12/20/2054	303,986
756,281	GS Mortgage Securities Corporation Series 2007-EOP Class A1±††	0.39	03/06/2020	735,029
800,000	GS Mortgage Securities Corporation Series 2007-EOP Class A2±††	0.43	03/06/2020	761,200
238,669	Interstar Millennium Trust Series 2003-5G Class A2±	1.10	09/27/2035	223,275
2,259,278	Interstar Millennium Trust Series 2004-2G Class A±	1.03	03/14/2036	2,129,595
443,369	Interstar Millennium Trust Series 2005-1G Class A±	0.75	12/08/2036	428,146
213,783	Interstar Millennium Trust Series 2006-2GA Class A2±	0.74	05/27/2038	199,994
487,173	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-FL1 Class A1B±††	0.41	02/15/2020	472,557
1,724,445	Kildare Securities Limited Series 2007-A1 Class A2±††	0.71	12/10/2043	1,569,245
390,951	Leek Finance plc Series 17A Class A2B±††	0.75	12/21/2037	382,949
2,463,667	Lehman Brothers Small Balance Commercial Series 2007-3A Class A21±††	1.14	10/25/2037	1,970,934
297,519	Medallion Trust Series 2005-1G Class A1±	1.04	05/10/2036	287,543
804,173	Medallion Trust Series 2006-1G Class A1±	0.68	06/14/2037	759,240
319,766	Mellon Residential Funding Corporation Series 2004-TBC1 Class A±††	0.54	02/26/2034	240,724
757,945	Paragon Mortgage plc Series 07A Class A1A±††	1.09	05/15/2034	655,243
1,518,865	Paragon Mortgage plc Series 12A Class A2C±††	0.99	11/15/2038	1,251,545
1,028,639	Paragon Mortgage plc Series 14A Class A2C±	0.73	09/15/2039	828,363
3,300,000	Permanent Master Issuer plc Series 2006-1 Class 5A±	0.62	07/15/2033	3,209,580
1,200,000	Permanent Master Issuer plc Series 2007-1 Class 4A±	0.59	10/15/2033	1,180,200
1,527,615	Puma Finance Limited Series G5 Class A1±††	0.82	02/21/2038	1,457,192
995,573	Structured Asset Securities Corporation Series 2005-1 Class 1A±	0.54	02/25/2030	796,458
747,520	Structured Asset Securities Corporation Series 2005-2 Class 1A±††	0.54	09/25/2030	598,016
1,196,574	Superannuation Members Home Loans Global Fund Series 2007-1 Class A1±	0.70	06/12/2040	1,136,267
65,144	Superannuation Members Home Loans Global Fund Series 6 Class A±	1.12	11/09/2035	65,046
119,771	Superannuation Members Home Loans Global Fund Series 7 Class A1±	0.77	03/09/2036	116,519
139,789	Superannuation Members Home Loans Global Fund Series 8 Class A1±	0.58	01/12/2037	135,372
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Asset Allocation FUND^

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$2,855,417	Wachovia Bank Commercial Mortgage Trust Series 2006-WHL7 Class±††(l)	0.38%	09/15/2021	$2,762,045

Total Collateralized Mortgage Obligations (Cost $41,097,527)				44,524,827

Corporate Bonds and Notes: 0.02%

Financials: 0.02%

Real Estate Investment Trusts (REITs): 0.02%
1,290,000	HCP Incorporated	5.63	02/28/2013	1,357,725

Total Corporate Bonds and Notes (Cost $1,211,014)				1,357,725

Time Deposits: 0.27%
22,202,264	State Street Bank Euro Dollar Time Deposit	0.01	01/03/2011	22,202,264

Total Time Deposits (Cost $22,202,264)				22,202,264

Yankee Government Bonds: 0.08%
350,000	Belize Aid±(i)(a)	0.78	01/01/2014	345,469
4,276,297	Caribbean Housing Finance±(i)	1.03	03/30/2019	4,166,627
1,548,612	Jamaica Aid±(i)(a)	0.80	10/01/2018	1,491,662
48,320	Morocco Aid±(i)(a)	0.64	11/15/2014	47,392
171,340	Peru Aid±(i)(a)	0.63	05/01/2014	168,172
150,001	Zimbabwe Aid±(i)(a)	0.20	01/01/2012	148,925

Total Yankee Government Bonds (Cost $6,255,014)				6,368,247

Shares
Investment Companies: 97.34%

Asset Allocation: 4.06%
12,538,753	GMO Special Situations Fund Class VI(ß)			338,922,483

International Equity: 36.10%
71,104,018	GMO Emerging Markets Fund Class VI(ß)			1,038,118,660
47,054,722	GMO International Core Equity Fund Class VI(ß)			1,364,586,944
13,389,312	GMO International Growth Equity Fund Class IV(ß)			310,364,253
13,890,978	GMO International Intrinsic Value Fund Class IV(ß)			303,240,056
				3,016,309,913

International Fixed Income: 1.03%
9,508,188	GMO Emerging Country Debt Fund Class IV(ß)			86,429,428

U.S. Equity: 26.80%
5,092,041	GMO Flexible Equities Fund Class VI(ß)			94,711,965
106,658,911	GMO Quality Equity Fund Class VI(ß)			2,144,910,695
				2,239,622,660

U.S. Fixed Income: 29.35%
31,764,645	GMO Alpha Only Fund Class IV(ß)			757,904,422
2,975,626	GMO Asset Allocation Bond Fund Class VI(ß)			73,527,709
58,192,249	GMO Domestic Bond Fund Class VI(ß)			281,068,562
87,871,001	GMO Strategic Fixed Income Fund Class VI(ß)			1,328,609,534
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Asset Allocation FUND^

Shares Security Name		Value
U.S. Fixed Income (continued)
448,776 GMO U.S. Treasury Fund Class IV(ß)		$11,219,405

		2,452,329,632

Total Investment Companies (Cost $7,476,430,789)		8,133,614,116

Total Investments in Securities (Cost $7,681,905,145)*	99.96%	8,351,966,612
Other Assets and Liabilities, Net	0.04	3,435,592

Total Net Assets	100.00%	$8,355,402,204

^	Asset Allocation Fund (the “Fund”) invests substantially all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. The Schedule of Investments represents the portfolio holdings of Asset Allocation Trust. The Fund’s net assets as of December 31, 2010 was $8,759,127,271.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(i)	Illiquid security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

¤	Security issued in zero coupon form with no periodic interest payments but is required at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

(l)	Investment in an affiliate.

(ß)	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.

†	Non-income producing security.

*	Cost for federal income tax purposes is $7,682,080,738 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$903,232,560
Gross unrealized depreciation	(233,346,686)

Net unrealized appreciation	$669,885,874
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

Wells Fargo Advantage Asset Allocation Fund
NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Trust’s shareholders. The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which primarily allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) investing in both U.S. and foreign equity and debt securities (‘underlying funds”). The Fund operates as a “fund-of-funds” which invests in shares of Asset Allocation Trust. At December 31, 2010, the Fund owned 100% of Asset Allocation Trust.
Security valuation
The Fund records its investment in Asset Allocation Trust at fair value. The valuation of investments in the underlying investments held by Asset Allocation Trust is discussed at its notes to Portfolio of investments, which is included elsewhere in this report.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund values its investment in Asset Allocation Trust as Level 2 inputs.
As of December 31, 2010, the inputs used in valuing Asset Allocation Trust’s assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Agency securities	$0	$0	$199,758	$199,758
Asset backed securities	0	107,207,053	36,492,622	143,699,675
Collateralized mortgage obligations	0	33,092,354	11,432,473	44,524,827
Corporate bonds and notes	0	1,357,725	0	1,357,725
Investment companies	7,794,691,633	338,922,483	0	8,133,614,116
Time deposits	0	22,202,264	0	22,202,264
Yankee government bonds	0	4,166,627	2,201,620	6,368,247

Total	$7,794,691,633	$506,948,506	$50,326,473	$8,351,966,612

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

			Collateralized	Corporate	Yankee
	Agency	Asset backed	mortgage	bonds and	government
	securities	securities	obligations	notes	bonds	Total

Balance as of September 30, 2010	$0	$130,417,273	$46,256,078	$1,364,175	$6,486,815	$184,524,341
Accrued discounts (premiums)	0	1,270,085	104,540	8,398	7,735	1,390,758
Realized gains (losses)	0	2,031,539	513,841	0	1,670	2,547,050
Change in unrealized gains (losses)	0	842,938	721,884	(14,848)	(667)	1,549,307
Purchases	0	0	0	0	0	0
Sales	0	(15,437,700)	(3,071,516)	0	(127,306)	(18,636,522)
Transfers into level 3	199,758	0	0	0	0	199,758
Transfers out of level 3	0	(82,631,513)	(33,092,354)	(1,357,725)	(4,166,627)	(121,248,219)

Balance as of December 31, 2010	$199,758	$36,492,622	$11,432,473	$0	$2,201,620	$50,326,473

Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2010	$0	$1,024,248	$591,135	$0	$1,098	$1,616,481

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Asset Allocation TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 0.00%
$200,000	U.S. Department of Transportation††	6.00%	12/07/2021	$199,758

Total Agency Securities (Cost $189,366)				199,758

Asset Backed Securities: 1.72%
1,151,629	ACAS Business Loan Trust Series 2007-1A Class C±	0.99	08/16/2019	1,082,531
1,499,437	ACAS Credit CDO Series 2007-1A Class A±††	1.46	11/23/2052	14,994
104,471	Accredited Mortgage Loan Trust Series 2004-4 Class A1B±	0.68	01/25/2035	81,227
25,769	Accredited Mortgage Loan Trust Series 2007-1 Class A1±	0.34	02/25/2037	25,699
11,452	ACE Securities Corporation Home Equity Loan Trust Series 2005-SD1 Class A1±	0.69	11/25/2050	10,158
2,800,000	ACE Securities Corporation Home Equity Loan Trust Series 2006-ASL1 Class A±	0.47	10/25/2036	1,019,200
302,759	ACE Securities Corporation Home Equity Loan Trust Series 2006-ASL3 Class A2±	0.43	02/25/2036	75,690
825,054	ACE Securities Corporation Home Equity Loan Trust Series 2006-ASP2 Class A2C±	0.47	03/25/2036	566,812
1,600,000	ACE Securities Corporation Home Equity Loan Trust Series 2006-HE2 Class A±	0.45	05/25/2036	868,000
1,100,000	ACE Securities Corporation Home Equity Loan Trust Series 2006-OP1 Class A±	0.44	04/25/2036	696,300
525,026	ACE Securities Corporation Home Equity Loan Trust Series 2006-SL1 Class A±	0.45	09/25/2035	99,755
1,296,853	ACE Securities Corporation Home Equity Loan Trust Series 2006-SL3 Class A2±	0.46	06/25/2036	155,752
1,114,669	ACE Securities Corporation Home Equity Loan Trust Series 2006-SL3 Class C±	0.39	06/25/2036	175,909
450,706	ACE Securities Corporation Home Equity Loan Trust Series 2007-ASL1 Class CL±	0.46	12/25/2036	41,645
793,322	ACE Securities Corporation Home Equity Loan Trust Series 2007-HE1 Class A±	0.38	01/25/2037	407,371
755,888	ACE Securities Corporation Home Equity Loan Trust Series 2007-WM1 Class A±	0.36	11/25/2036	458,068
563,594	ACE Securities Corporation Series 2006-ASP4 Class C±	0.39	08/25/2036	421,850
1,280,369	ACE Securities Corporation Series 2006-CW1 Class C±	0.39	07/25/2036	1,096,636
95,983	ACE Securities Corporation Series 2006-SL4 Class C±	0.41	09/25/2036	11,672
350,000	AESOP Funding II LLC Series 2006-1A Class A±††	0.51	03/20/2012	349,125
1,920,950	Aircraft Finance Trust Series 1999-1 Class A1±	0.77	05/15/2024	1,027,708
1,338,178	Alliance Bancorp Trust Series 2007-S1 Class A11±††	0.49	05/25/2037	169,413
1,803,380	AmeriCredit Automobile Receivables Trust Series 2007-AX Class A4±	0.34	10/06/2013	1,791,658
1,296,800	AmeriCredit Automobile Receivables Trust Series 2007-BF Class A4±	0.35	12/06/2013	1,289,032
1,546,153	AmeriCredit Automobile Receivables Trust Series 2007-DF Class A4B±	1.10	06/06/2014	1,537,475
3,643,654	AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A4B±	0.80	03/08/2016	3,636,366
886,615	Ameriquest Mortgage Securities Incorporated Series 2004-R6 Class A1±	0.50	07/25/2034	780,221
79,663	Ameriquest Mortgage Securities Incorporated Series 2004-X1 Class A14±††	0.62	03/25/2034	67,713
391,426	Argent Securities Incorporated Series 2004-W8 Class A5±	0.81	05/25/2034	364,026
8,669,118	Argent Securities Incorporated Series 2006-M1 Class A2C±	0.44	07/25/2036	3,619,357
1,443,680	Argent Securities Incorporated Series 2006-M2 Class A2B±	0.40	09/25/2036	544,989
1,389,620	Argent Securities Incorporated Series 2006-W2 Class 2AB±	0.48	03/25/2036	559,322
1,428,023	Argent Securities Incorporated Series 2006-W5 Class A2C±	0.44	06/25/2036	521,228
1,800,000	Asset Backed Funding Certificate Series 2006-OPT2 Class A3C±	0.44	10/25/2036	1,252,980
2,801,171	Asset Backed Funding Certificate Series 2007-NC1 Class A1±††	0.51	05/25/2037	2,341,218
2,150,000	Augusta Funding Limited±††(i)(a)	0.85	06/30/2017	1,843,713
710,124	Bayview Financial Acquisition Trust Series 2004-B Class A1±††	1.29	05/28/2039	298,252
789,027	Bayview Financial Acquisition Trust Series 2004-B Class A2±††	1.59	05/28/2039	295,885
1,689,885	Bayview Financial Acquisition Trust Series 2005-A Class A1±	1.29	02/28/2040	1,083,385
743,108	Bear Stearns Asset Backed Securities Incorporated Series 2007-AQ1 Class A1±	0.40	11/25/2036	638,107
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Asset Allocation TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$1,500,000	Bear Stearns Asset Backed Securities Incorporated Series 2007-AQ1 Class A2±	0.49%	11/25/2036	$294,300
4,700,000	Cabela’s Master Credit Card Trust Series 2008-4A Class A2±††	3.29	09/15/2014	4,783,660
700,000	Capital Auto Receivable Asset Trust Series 2008-1 Class A4B±	1.64	07/15/2014	706,342
1,089,012	Capital One Auto Finance Trust Series 2007-A Class A4±	0.31	11/15/2013	1,082,260
203,751	Capitalsource Commercial Loan Trust Series 2007-1 Class A±	0.42	03/20/2017	195,601
3,800,000	Carmax Auto Owner Trust Series 2008-2 Class A4B±	1.94	08/15/2013	3,857,494
4,700,000	Carrington Mortgage Loan Trust Series 2007-FRE1 Class A2±	0.49	02/25/2037	2,897,550
217,276	Cendant Timeshare Receivables Funding LLC Series 2005-1 Class A2±††	0.47	05/20/2017	209,943
1,560,730	Centex Home Equity Series 2006-A Class AV3±	0.45	06/25/2036	1,404,173
5,400,000	Charming Shoppes Master Trust Series 2007-1A Class A1±††	1.54	09/15/2017	5,378,724
25,026	Chase Funding Mortgage Loan Trust Series 2003-3 Class 2A2±	0.83	04/25/2033	21,054
275,978	Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3±	0.67	12/25/2033	237,341
14,952	Citigroup Mortgage Loan Trust Incorporated Series 2004-OPT1 Class A1B±	0.70	10/25/2034	13,756
1,600,000	Citigroup Mortgage Loan Trust Incorporated Series 2006-HE3 Class A2C±	0.45	12/25/2036	596,800
800,000	Citigroup Mortgage Loan Trust Incorporated Series 2006-WFH4 Class A3±	0.15	11/25/2036	504,000
514,304	CLI Funding LLC Series 2006-1A Class A±††	0.47	08/18/2021	444,873
1,232,721	CNH Equipment Trust Series 2008-A Class A4B±	2.24	08/15/2014	1,243,939
445,063	College Loan Corporation Trust Series 2007-1 Class A1±	0.51	01/25/2023	444,529
2,600,000	College Loan Corporation Trust Series 2007-2 Class A1±	0.75	01/25/2024	2,596,802
5,200,000	Countrywide Asset-Backed Certificate Series 2006-BC3 Class 2A2±	0.43	02/25/2037	4,080,440
1,275,843	Countrywide Home Equity Loan Trust Series 2007-E Class A±	0.44	06/15/2037	650,680
1,246,100	Crest Exeter Street Solar Series 2004-1A Class A1±††	0.95	06/28/2019	1,181,515
3,000,000	Daimler Chrysler Auto Trust Series 2008-B Class A4A	5.32	11/10/2014	3,094,200
2,100,000	Daimler Chrysler Auto Trust Series 2008-B Class A4B±	2.15	11/10/2014	2,129,358
5,900,000	Dominos Pizza Master Issuer LLC Series 2007-1 Class A2††	5.26	04/25/2037	6,047,500
57,497	Equity One Asset Backed Securities Incorporated Series 2004-1 Class AV2±	0.59	04/25/2034	44,273
1,309,224	First Franklin Mortgage Loan Asset Backed Certificate Series 2006-FF05 Class 2A3±	0.45	04/25/2036	949,187
900,000	Franklin Auto Trust Series 2008-A Class A4B±	2.24	05/20/2016	909,000
454,392	Fremont Home Loan Trust Series 2006-A Class 1A2±	0.48	05/25/2036	302,171
2,800,000	Fremont Home Loan Trust Series 2006-B Class 2A2±	0.45	08/25/2036	1,102,360
144,890	Fremont Home Loan Trust Series 2006-B Class 2A3±	0.39	08/25/2036	72,083
433,333	GE SeaCo Finance SRL Series 2004-1A Class A±††	0.59	04/17/2019	416,000
634,660	GMAC Mortgage Corporation Loan Trust Series 2004-HE3 Class A3±	0.52	10/25/2034	470,791
18,319	Goal Capital Funding Trust Series 2006-1 Class A1±	0.66	08/25/2020	18,279
146,625	Goal Capital Funding Trust Series 2007-1 Class A1±	0.63	06/25/2021	146,332
36,144	GreenPoint Home Equity Loan Trust Series 2004-1 Class A±	0.75	07/25/2029	19,998
42,363	GreenPoint Home Equity Loan Trust Series 2004-4 Class A±	0.85	08/25/2030	24,152
19,270	GreenPoint Mortgage Funding Trust Series 2005-HE4 Class 2A3C±	0.54	07/25/2030	19,195
536,031	GSC Partners CDO Fund Limited Series 2003-4A Class A3±††	0.97	12/16/2015	498,509
318,417	GSC Partners CDO Fund Limited Series 2A Class A±††	1.76	05/22/2013	280,207
2,836,506	Guggenheim Structured Real Estate Funding Series 2005-2A Class A±††	0.61	08/26/2030	2,127,379
1,414,395	Henderson Receivables LLC Series 2006-3A Class A1±††	0.49	09/15/2041	1,266,934
2,057,699	Henderson Receivables LLC Series 2006-4A Class A1±††	0.49	12/15/2041	1,887,296
479,955	Household Home Equity Loan Trust Series 2005-2 Class A2±	0.60	01/20/2035	429,935
460,391	Household Home Equity Loan Trust Series 2005-3 Class A2±	0.58	01/20/2035	418,524
1,036,506	Household Home Equity Loan Trust Series 2006-1 Class A1±	0.45	01/20/2036	948,241
4,185,198	JPMorgan Mortgage Acquisition Corporation Series 2006-WMC4 Class A3±	0.41	12/25/2036	1,846,091
88,865	Lehman Asset Backed Securities Corporation Series 2004-2 Class A±	0.73	06/25/2034	51,213
4,700,000	Marathon Real Estate CDO Series 2006-1A Class A1±††	0.62	05/25/2046	3,995,000
932,215	Master Second Lien Trust Series 2006-1 Class A±	0.45	03/25/2036	122,120
286,779	MASTR Asset-Backed Securities Trust Series 2005-FRE1 Class A4±	0.54	10/25/2035	272,813
417,652	MASTR Asset-Backed Securities Trust Series 2006-AM3 Class A2±	0.42	10/25/2036	401,030
2,540,021	MASTR Asset-Backed Securities Trust Series 2006-FRE2 Class A4±	0.44	03/25/2036	1,481,340
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Asset Allocation TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$1,600,000	MASTR Asset-Backed Securities Trust Series 2006-HE2 Class A3±	0.44%	06/25/2036	$596,800
3,175,197	MASTR Asset-Backed Securities Trust Series 2006-HE3 Class A3±	0.44	08/25/2036	1,157,359
2,000,000	MASTR Asset-Backed Securities Trust Series 2006-NC3 Class A4±	0.45	10/25/2036	736,400
274,457	Merrill Auto Trust Securitization Series 2007-1 Class A4±	0.35	12/15/2013	274,018
1,000,000	Merrill Auto Trust Securitization Series 2008-1 Class A4±	2.49	04/15/2015	1,014,300
735,216	Merrill Lynch Mortgage Investors Series 2007-HE2 Class A2A±	0.41	02/25/2037	502,814
283,400	Merrill Lynch Mortgage Trust Series 2006-C1 Class A2±	0.57	01/25/2047	192,797
55,428	Montana Higher Education Student Assistance Corporation Series 2005-1 Class A±	0.65	06/20/2015	55,407
5,200,000	Morgan Stanley ACES SPC Series 2006-13 Class A±††	0.90	06/20/2013	4,816,240
284,889	Morgan Stanley Asset Backed Securities Capital I Series 2004-SD1 Class A±	0.69	08/25/2034	233,609
3,600,000	Morgan Stanley Asset Backed Securities Capital I Series 2007-HE4 Class A2C±	0.52	02/25/2037	1,413,000
693,347	Morgan Stanley Home Equity Loans Series 2007-2 Class A1±	0.39	04/25/2037	653,480
1,100,000	Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A3±	0.44	11/25/2036	429,000
5,100,000	National City Credit Card Master Trust Series 2008-3 Class A±	2.09	05/15/2013	5,123,103
242,587	National Collegiate Student Loan Trust Series 2005-2 Class A2±	0.44	02/25/2026	237,129
617,238	National Collegiate Student Loan Trust Series 2006-1 Class A2±	0.43	08/25/2023	604,893
1,000,000	NationStar Home Equity Loan Trust Series 2006-B Class AV3±	0.46	09/25/2036	785,000
1,100,000	Nelnet Student Loan Trust Series 2005-2 Class A4±	0.69	12/23/2019	1,079,463
900,000	Nomura Home Equity Loan Incorporated Series 2006-HE3 Class 2A2±	0.44	07/25/2036	405,000
1,700,000	Paragon CDO Limited Series 2004-A1 Class A±††	1.16	10/20/2044	0
827,091	People’s Choice Home Loan Securities Trust Series 2005-4 Class 1A2±	0.55	12/25/2035	508,992
2,600,000	Prism Orso Trust Series 2004-MAPL Class CERT±	1.41	08/01/2011	2,593,500
202,624	Residential Asset Mortgage Products Incorporated Series 2005-RS8 Class A2±	0.58	10/25/2033	190,223
1,675,261	Residential Asset Mortgage Products Incorporated Series 2005-RS9 Class A13±	0.51	11/25/2035	1,139,177
779,216	Residential Asset Mortgage Products Incorporated Series 2006-SP1 Class A2±	0.48	09/25/2045	676,438
249,097	Residential Asset Securities Corporation Series 2007-KS3 Class AI1±	0.40	04/25/2037	244,663
19,450	Residential Funding Mortgage Securities II Series 2003-HS1 Class AII±	0.58	12/25/2032	8,519
2,351,035	Santander Drive Auto Receivables Trust Series 2007-3 Class A4±	0.94	10/15/2014	2,342,007
26,092	Saxon Asset Securities Trust Series 2004-1 Class A±	0.83	03/25/2035	17,482
559,655	Saxon Asset Securities Trust Series 2006-3 Class A2±	0.40	10/25/2046	520,480
662,637	SBI Heloc Trust Series 2001-1 Class A±	0.48	11/25/2035	489,622
800,000	Securitized Asset Backed Receivables LLC Series 2006-HE1 Class A2±	0.45	07/25/2036	294,000
232,502	Securitized Asset Backed Receivables LLC Series 2006-NC1 Class A2±	0.45	03/25/2036	203,439
213,345	Security National Mortgage Loan Trust Series 2006-2A Class A1±††	0.58	10/25/2036	209,078
395,151	Sierra Receivables Funding Corporation Series 2006-1A Class A2±††	0.44	05/20/2018	373,799
320,979	Sierra Timeshare Series 2007-1A Class A2±	0.46	03/20/2019	304,930
1,535,994	Sierra Timeshare Series 2007-2A Class A2±	1.29	09/20/2019	1,451,551
323,971	Sierra Timeshare Series 2008-1A Class A2±	4.29	02/20/2020	334,703
822,668	SLM Student Loan Trust Series 2007-B Class A1±	0.66	09/15/2022	794,903
2,200,000	Specialty Underwriting & Residential Finance Series 2006-BC3 Class A2C±	0.44	06/25/2037	946,660
943,028	Structured Asset Investment Loan Trust Series 2006-1 Class A3±	0.49	01/25/2036	733,204
473,845	Structured Asset Securities Corporation Series 2005-S6 Class A2±	0.58	11/25/2035	400,399
569,291	TCE Securities Corporation Series 2006-HE3 Class A2B±	0.38	06/25/2036	542,534
9,696	The Money Store Business Loan Backed Trust Series 1999-1 Class AN±	0.79	12/15/2022	8,726
1,748,670	TIB Card Receivables Fund±††	0.83	01/05/2014	1,433,909
300,000	Toll Road Investment Part II††¤	10.12	02/15/2030	46,203
4,200,000	Toll Road Investment Part II††¤	10.12	02/15/2037	326,046
7,200,000	Triad Auto Receivables Owner Trust Series 2007-B Class A4B±	1.50	07/14/2014	7,242,264
186,042	Wachovia Asset Securitization Incorporated Series 2004-HE1 Class A±(l)	0.51	06/25/2034	165,496
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Asset Allocation TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$1,300,000	Wachovia Auto Owner Trust Series 2008-A Class A4B±(l)	1.44%	03/20/2014	$1,311,089
1,500,000	World Financial Network Credit Card Master Trust Series 2006-A Class A±††	0.42	02/15/2017	1,463,505
1,682,407	Yale Mortgage Loan Trust Series 2007-1 Class A±	0.69	06/25/2037	134,593

Total Asset Backed Securities (Cost $134,519,171)				143,699,675

Collateralized Mortgage Obligations: 0.53%
2,083,124	Aire Valley Mortgage Series 2006-1 Class A1±††	0.72	09/20/2066	1,721,702
295,567	Bayview Commercial Asset Trust Series 2004-1 Class A±	0.65	04/25/2034	236,454
438,547	Bayview Commercial Asset Trust Series 2004-3 Class A1±††	0.66	01/25/2035	359,609
1,435,246	Bayview Commercial Asset Trust Series 2005-4 Class A2±††	0.68	01/25/2036	1,033,377
915,955	Bayview Commercial Asset Trust Series 2007-3 Class A1±††	0.53	07/25/2037	705,285
518,752	Bear Stearns Mortgage Funding Trust Series 2007-SL2 Class 1A±	0.45	02/25/2037	58,463
3,687,912	Brunel Residential Mortgage Series 2007-1A Class A4C±††	0.61	01/13/2039	3,319,121
55,810	Chevy Chase Funding LLC Series 2003-4A Class A1±††	0.63	10/25/2034	36,276
132,579	Chevy Chase Funding LLC Series 2004-1 Class A2±††	0.62	01/25/2035	87,502
68,951	Chevy Chase Funding LLC Series 2004-3 Class A2±††	0.59	08/25/2035	46,887
2,635,911	Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class A2FL±	0.41	07/15/2044	2,608,867
289,625	CNL Commercial Mortgage Loan Trust Series 2003-2 Class A1±††	0.73	10/25/2030	188,256
5,100,000	Commercial Mortgage Pass-Through Certificate Series 2006-FL12 Class AJ±††	0.42	12/15/2020	4,182,000
962,044	Crusade Global Trust Series 2006-1 Class A1±	0.57	07/20/2038	926,041
1,206,598	Crusade Global Trust Series 2007-1 Class A1±	0.57	04/19/2038	1,161,011
1,797,478	G-Force LLC Series 2005-RR2 Class A2	5.16	12/25/2039	1,222,285
377,699	GE Business Loan Trust Series 2004-1 Class A±††	0.58	05/15/2032	332,375
776,317	GE Business Loan Trust Series 2005-2 Class A±	0.53	11/15/2033	636,580
276,262	Gracechurch Mortgage Funding plc Series 1A Class A2B±	0.58	10/11/2041	276,124
263,849	Granite Master Issuer plc Series 2004-3 Class A1±	0.75	09/20/2044	246,699
520,613	Granite Master Issuer plc Series 2006-2 Class A4±	0.33	12/20/2054	483,650
328,811	Granite Master Issuer plc Series 2006-3 Class A3±	0.33	12/20/2054	303,986
756,281	GS Mortgage Securities Corporation Series 2007-EOP Class A1±††	0.39	03/06/2020	735,029
800,000	GS Mortgage Securities Corporation Series 2007-EOP Class A2±††	0.43	03/06/2020	761,200
238,669	Interstar Millennium Trust Series 2003-5G Class A2±	1.10	09/27/2035	223,275
2,259,278	Interstar Millennium Trust Series 2004-2G Class A±	1.03	03/14/2036	2,129,595
443,369	Interstar Millennium Trust Series 2005-1G Class A±	0.75	12/08/2036	428,146
213,783	Interstar Millennium Trust Series 2006-2GA Class A2±	0.74	05/27/2038	199,994
487,173	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-FL1 Class A1B±††	0.41	02/15/2020	472,557
1,724,445	Kildare Securities Limited Series 2007-A1 Class A2±††	0.71	12/10/2043	1,569,245
390,951	Leek Finance plc Series 17A Class A2B±††	0.75	12/21/2037	382,949
2,463,667	Lehman Brothers Small Balance Commercial Series 2007-3A Class A21±††	1.14	10/25/2037	1,970,934
297,519	Medallion Trust Series 2005-1G Class A1±	1.04	05/10/2036	287,543
804,173	Medallion Trust Series 2006-1G Class A1±	0.68	06/14/2037	759,240
319,766	Mellon Residential Funding Corporation Series 2004-TBC1 Class A±††	0.54	02/26/2034	240,724
757,945	Paragon Mortgage plc Series 07A Class A1A±††	1.09	05/15/2034	655,243
1,518,865	Paragon Mortgage plc Series 12A Class A2C±††	0.99	11/15/2038	1,251,545
1,028,639	Paragon Mortgage plc Series 14A Class A2C±	0.73	09/15/2039	828,363
3,300,000	Permanent Master Issuer plc Series 2006-1 Class 5A±	0.62	07/15/2033	3,209,580
1,200,000	Permanent Master Issuer plc Series 2007-1 Class 4A±	0.59	10/15/2033	1,180,200
1,527,615	Puma Finance Limited Series G5 Class A1±††	0.82	02/21/2038	1,457,192
995,573	Structured Asset Securities Corporation Series 2005-1 Class 1A±	0.54	02/25/2030	796,458
747,520	Structured Asset Securities Corporation Series 2005-2 Class 1A±††	0.54	09/25/2030	598,016
1,196,574	Superannuation Members Home Loans Global Fund Series 2007-1 Class A1±	0.70	06/12/2040	1,136,267
65,144	Superannuation Members Home Loans Global Fund Series 6 Class A±	1.12	11/09/2035	65,046
119,771	Superannuation Members Home Loans Global Fund Series 7 Class A1±	0.77	03/09/2036	116,519
139,789	Superannuation Members Home Loans Global Fund Series 8 Class A1±	0.58	01/12/2037	135,372
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Asset Allocation TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$2,855,417	Wachovia Bank Commercial Mortgage Trust Series 2006-WHL7 Class±††(l)	0.38%	09/15/2021	$2,762,045

Total Collateralized Mortgage Obligations (Cost $41,097,527)				44,524,827

Corporate Bonds and Notes: 0.02%
Financials: 0.02%

Real Estate Investment Trusts (REITs): 0.02%
1,290,000	HCP Incorporated	5.63	02/28/2013	1,357,725

Total Corporate Bonds and Notes (Cost $1,211,014)				1,357,725

Time Deposits: 0.27%
22,202,264	State Street Bank Euro Dollar Time Deposit	0.01	01/03/2011	22,202,264

Total Time Deposits (Cost $22,202,264)				22,202,264

Yankee Government Bonds: 0.08%
350,000	Belize Aid±(i)(a)	0.78	01/01/2014	345,469
4,276,297	Caribbean Housing Finance±(i)	1.03	03/30/2019	4,166,627
1,548,612	Jamaica Aid±(i)(a)	0.80	10/01/2018	1,491,662
48,320	Morocco Aid±(i)(a)	0.64	11/15/2014	47,392
171,340	Peru Aid±(i)(a)	0.63	05/01/2014	168,172
150,001	Zimbabwe Aid±(i)(a)	0.20	01/01/2012	148,925

Total Yankee Government Bonds (Cost $6,255,014)				6,368,247

Shares
Investment Companies: 97.34%

Asset Allocation: 4.06%
12,538,753	GMO Special Situations Fund Class VI(ß)			338,922,483

International Equity: 36.10%
71,104,018	GMO Emerging Markets Fund Class VI(ß)			1,038,118,660
47,054,722	GMO International Core Equity Fund Class VI(ß)			1,364,586,944
13,389,312	GMO International Growth Equity Fund Class IV(ß)			310,364,253
13,890,978	GMO International Intrinsic Value Fund Class IV(ß)			303,240,056

				3,016,309,913

International Fixed Income: 1.03%
9,508,188	GMO Emerging Country Debt Fund Class IV(ß)			86,429,428

U.S. Equity: 26.80%
5,092,041	GMO Flexible Equities Fund Class VI(ß)			94,711,965
106,658,911	GMO Quality Equity Fund Class VI(ß)			2,144,910,695

				2,239,622,660

U.S. Fixed Income: 29.35%
31,764,645	GMO Alpha Only Fund Class IV(ß)			757,904,422
2,975,626	GMO Asset Allocation Bond Fund Class VI(ß)			73,527,709
58,192,249	GMO Domestic Bond Fund Class VI(ß)			281,068,562
87,871,001	GMO Strategic Fixed Income Fund Class VI(ß)			1,328,609,534
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
Asset Allocation TRUST

Shares Security Name		Value
U.S. Fixed Income (continued)
448,776 GMO U.S. Treasury Fund Class IV(ß)		$11,219,405

		2,452,329,632

Total Investment Companies (Cost $7,476,430,789)		8,133,614,116

Total Investments in Securities (Cost $7,681,905,145)*	99.96%	8,351,966,612
Other Assets and Liabilities, Net	0.04	3,435,592

Total Net Assets	100.00%	$8,355,402,204

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(i)	Illiquid security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

¤	Security issued in zero coupon form with no periodic interest payments but is required at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

(l)	Investment in an affiliate.

(ß)	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.

†	Non-income producing security.

*	Cost for federal income tax purposes is $7,682,080,738 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$903,232,560
Gross unrealized depreciation	(233,346,686)

Net unrealized appreciation	$669,885,874
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

Asset Allocation Trust
NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
The Trust’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Trust’s shareholders. For more information regarding the Trust and its holdings, please see the Trust’s most recent prospectus and annual report.
Security valuation
Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Securities are valued by brokers which use prices provided by market markers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
`The valuation techniques used by the Trust to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of December 31, 2010, the inputs used in valuing the Trust’s assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Agency securities	$0	$0	$199,758	$199,758
Asset backed securities	0	107,207,053	36,492,622	143,699,675
Collateralized mortgage obligations	0	33,092,354	11,432,473	44,524,827
Corporate bonds and notes	0	1,357,725	0	1,357,725
Investment companies	7,794,691,633	338,922,483	0	8,133,614,116

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Time deposits	0	22,202,264	0	22,202,264
Yankee government bonds	0	4,166,627	2,201,620	6,368,247

Total	$7,794,691,633	$506,948,506	$50,326,473	$8,351,966,612

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

			Collateralized	Corporate	Yankee
	Agency	Asset backed	mortgage	bonds and	government
	securities	securities	obligations	notes	bonds	Total

Balance as of September 30, 2010	$0	$130,417,273	$46,256,078	$1,364,175	$6,486,815	$184,524,341
Accrued discounts (premiums)	0	1,270,085	104,540	8,398	7,735	1,390,758
Realized gains (losses)	0	2,031,539	513,841	0	1,670	2,547,050
Change in unrealized gains (losses)	0	842,938	721,884	(14,848)	(667)	1,549,307
Purchases	0	0	0	0	0	0
Sales	0	(15,437,700)	(3,071,516)	0	(127,306)	(18,636,522)
Transfers into level 3	199,758	0	0	0	0	199,758
Transfers out of level 3	0	(82,631,513)	(33,092,354)	(1,357,725)	(4,166,627)	(121,248,219)

Balance as of December 31, 2010	$199,758	$36,492,622	$11,432,473	$0	$2,201,620	$50,326,473

Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2010	$0	$1,024,248	$591,135	$0	$1,098	$1,616,481

Wells Fargo Advantage Asset Allocation Funds	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Conservative Allocation Fund

Face/Share
Amount	Security Name	Value
Investments in Affiliated Master Portfolios: 95.57%
N/A	Wells Fargo Advantage C&B Large Cap Value Portfolio	$574,857
N/A	Wells Fargo Advantage Disciplined Growth Portfolio	342,241
N/A	Wells Fargo Advantage Emerging Growth Portfolio	79,392
N/A	Wells Fargo Advantage Equity Income Portfolio	574,995
N/A	Wells Fargo Advantage Equity Value Portfolio	575,832
N/A	Wells Fargo Advantage Index Portfolio	1,724,759
N/A	Wells Fargo Advantage Inflation-Protected Bond Portfolio	1,894,847
N/A	Wells Fargo Advantage International Core Portfolio	258,046
N/A	Wells Fargo Advantage International Growth Portfolio	252,510
N/A	Wells Fargo Advantage International Index Portfolio	256,391
N/A	Wells Fargo Advantage International Value Portfolio	256,953
N/A	Wells Fargo Advantage Large Cap Appreciation Portfolio	172,035
N/A	Wells Fargo Advantage Large Company Growth Portfolio	1,203,151
N/A	Wells Fargo Advantage Managed Fixed Income Portfolio	13,193,515
N/A	Wells Fargo Advantage Small Cap Index Portfolio	228,831
N/A	Wells Fargo Advantage Small Company Growth Portfolio	148,404
N/A	Wells Fargo Advantage Small Company Value Portfolio	22,351
N/A	Wells Fargo Advantage Stable Income Portfolio	8,535,133
N/A	Wells Fargo Advantage Strategic Small Cap Value Portfolio	206,048
N/A	Wells Fargo Advantage Total Return Bond Portfolio	3,779,977

Total Investments in Affiliated Master Portfolios (Cost $31,511,735)		34,280,268

Principal			Interest Rate	Maturity Date
Short-Term Investments: 5.13%

US Treasury Bills: 5.13%
$1,840,000	US Treasury Bill#^		0.19%	02/03/2011	1,839,699

Total Short-Term Investments (Cost $1,839,699)					1,839,699

Total Investments in Securities (Cost $33,351,434)*		100.70%			36,119,967
Other Assets and Liabilities, Net		(0.70)			(249,771)

Total Net Assets		100.00%			$35,870,196

#	Security pledged as collateral for futures transactions.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
 1

Wells Fargo Advantage Asset Allocation Funds	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Growth Balanced Fund

Face/Share
Amount	Security Name	Value
Investments in Affiliated Master Portfolios: 96.40%
N/A	Wells Fargo Advantage C&B Large Cap Value Portfolio	$18,081,812
N/A	Wells Fargo Advantage Disciplined Growth Portfolio	10,822,191
N/A	Wells Fargo Advantage Emerging Growth Portfolio	2,518,147
N/A	Wells Fargo Advantage Equity Income Portfolio	18,089,897
N/A	Wells Fargo Advantage Equity Value Portfolio	18,108,695
N/A	Wells Fargo Advantage Index Portfolio	54,247,544
N/A	Wells Fargo Advantage Inflation-Protected Bond Portfolio	11,711,361
N/A	Wells Fargo Advantage International Core Portfolio	8,121,526
N/A	Wells Fargo Advantage International Growth Portfolio	7,946,913
N/A	Wells Fargo Advantage International Index Portfolio	8,104,061
N/A	Wells Fargo Advantage International Value Portfolio	8,120,081
N/A	Wells Fargo Advantage Large Cap Appreciation Portfolio	5,419,923
N/A	Wells Fargo Advantage Large Company Growth Portfolio	37,864,525
N/A	Wells Fargo Advantage Managed Fixed Income Portfolio	81,824,376
N/A	Wells Fargo Advantage Small Cap Index Portfolio	7,172,460
N/A	Wells Fargo Advantage Small Company Growth Portfolio	4,677,626
N/A	Wells Fargo Advantage Small Company Value Portfolio	715,478
N/A	Wells Fargo Advantage Strategic Small Cap Value Portfolio	6,480,688
N/A	Wells Fargo Advantage Total Return Bond Portfolio	23,397,214

Total Investments in Affiliated Master Portfolios (Cost $301,994,380)		333,424,518

Principal			Interest Rate	Maturity Date
Short-Term Investments: 4.36%

US Treasury Bills: 4.36%
$11,250,000	US Treasury Bill#^		0.19%	02/03/2011	11,248,160
3,815,000	US Treasury Bill#^		0.15	05/05/2011	3,812,107

					15,060,267

Total Short-Term Investments (Cost $15,060,267)					15,060,267

Total Investments in Securities (Cost $317,054,647)*		100.76%			348,484,785

Other Assets and Liabilities, Net		(0.76)			(2,615,565)

Total Net Assets		100.00%			$345,869,220

#	Security pledged as collateral for futures transactions.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
 1

Wells Fargo Advantage Asset Allocation Funds	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Index Asset Allocation Fund

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 0.07%

Federal Home Loan Mortgage Corporation: 0.04%
$675	FHLMC #170151	10.50%	01/01/2016	$768
113,501	FHLMC Structured Pass-Through Securities Series T-57 Class 2A1±	4.06	07/25/2043	114,232
128,664	FHLMC Structured Pass-Through Securities Series T-59 Class 2A1±	4.00	10/25/2043	133,127

				248,127

Federal National Mortgage Association: 0.03%
188,818	FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11/25/2031	234,607

Total Agency Securities (Cost $448,646)				482,734

Asset Backed Securities: 0.00%
13,317	Terwin Mortgage Trust Series 2004-21HE Class 1A1±	1.22	12/25/2034	12,116

Total Asset Backed Securities (Cost $13,317)				12,116

Collateralized Mortgage Obligations: 0.03%
28,007	Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA±	0.59	12/25/2034	24,911
300,000	Citigroup Mortgage Loan Trust Incorporated Series 2006-NCB1 Class 2A2±	0.38	05/15/2036	208,840

Total Collateralized Mortgage Obligations (Cost $328,007)				233,751

Shares
Common Stocks: 60.97%

Consumer Discretionary: 6.44%

Auto Components: 0.15%
25,020	Johnson Controls Incorporated	955,764
9,012	The Goodyear Tire & Rubber Company†	106,792

		1,062,556

Automobiles: 0.38%
139,007	Ford Motor Company†	2,333,928
8,738	Harley-Davidson Incorporated	302,946

		2,636,874

Distributors: 0.04%
5,844	Genuine Parts Company	300,031

Diversified Consumer Services: 0.06%
4,716	Apollo Group Incorporated Class A†	186,235
2,313	DeVry Incorporated	110,978
11,446	H&R Block Incorporated	136,322

		433,535

Hotels, Restaurants & Leisure: 1.05%
15,978	Carnival Corporation	736,746
5,135	Darden Restaurants Incorporated«	238,469
11,063	International Game Technology	195,704
10,676	Marriott International Incorporated Class A«	443,481
39,198	McDonald’s Corporation	3,008,838
27,496	Starbucks Corporation	883,446
7,073	Starwood Hotels & Resorts Worldwide Incorporated	429,897
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Wells Fargo Advantage Asset Allocation Funds	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Index Asset Allocation Fund

Shares	Security Name	Value
Hotels, Restaurants & Leisure (continued)
6,491	Wyndham Worldwide Corporation	$194,470
2,805	Wynn Resorts Limited«	291,271
17,385	Yum! Brands Incorporated	852,734

		7,275,056

Household Durables: 0.26%
10,411	D.R. Horton Incorporated«	124,203
5,661	Fortune Brands Incorporated	341,075
2,581	Harman International Industries Incorporated†	119,500
5,432	Leggett & Platt Incorporated«	123,632
5,901	Lennar Corporation«	110,644
10,770	Newell Rubbermaid Incorporated	195,799
12,479	Pulte Homes Incorporated†«	93,842
6,155	Stanley Black & Decker Incorporated	411,585
2,820	Whirlpool Corporation«	250,501

		1,770,781

Internet & Catalog Retail: 0.47%
13,155	Amazon.com Incorporated†	2,367,900
7,503	Expedia Incorporated	188,250
1,821	Priceline.com Incorporated†	727,581

		3,283,731

Leisure Equipment & Products: 0.08%
5,053	Hasbro Incorporated	238,401
13,313	Mattel Incorporated	338,550

		576,951

Media: 1.91%
8,905	Cablevision Systems Corporation New York Group Class A	301,345
25,262	CBS Corporation Class B	481,241
103,518	Comcast Corporation Class A	2,274,290
30,932	DIRECTV Group Incorporated†	1,235,115
10,548	Discovery Communications Incorporated Class C†«	439,852
8,864	Gannett Company Incorporated	133,758
18,132	Interpublic Group of Companies Incorporated†	192,562
11,390	McGraw-Hill Companies Incorporated	414,710
1,352	Meredith Corporation«	46,847
84,728	News Corporation Class A	1,233,640
11,176	Omnicom Group Incorporated	511,861
3,342	Scripps Networks Interactive Incorporated	172,949
13,198	Time Warner Cable Incorporated	871,464
41,156	Time Warner Incorporated	1,323,989
22,429	Viacom Incorporated Class B	888,413
70,255	Walt Disney Company	2,635,265
203	Washington Post Company Class B«	89,219

		13,246,520

Multiline Retail: 0.51%
2,803	Big Lots Incorporated†«	85,379
4,670	Family Dollar Stores Incorporated	232,146
8,772	JCPenney Company Incorporated	283,423
10,848	Kohl’s Corporation†«	589,480
15,711	Macy’s Incorporated	397,488
6,245	Nordstrom Incorporated«	264,663
1,632	Sears Holdings Corporation†«	120,360
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Wells Fargo Advantage Asset Allocation Funds	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Index Asset Allocation Fund

Shares	Security Name	Value
Multiline Retail (continued)
26,271	Target Corporation	$1,579,675

		3,552,614

Specialty Retail: 1.19%
3,259	Abercrombie & Fitch Company Class A	187,816
2,361	AutoNation Incorporated†«	66,580
1,009	AutoZone Incorporated†	275,043
9,613	Bed Bath & Beyond Incorporated†	472,479
12,251	Best Buy Company Incorporated	420,087
8,342	CarMax Incorporated†«	265,943
5,616	GameStop Corporation Class A†«	128,494
16,302	Gap Incorporated	360,926
60,803	Home Depot Incorporated«	2,131,753
9,813	Limited Brands Incorporated	301,553
51,200	Lowe’s Companies Incorporated	1,284,096
5,180	O’Reilly Automotive Incorporated†	312,976
4,223	RadioShack Corporation«	78,083
4,469	Ross Stores Incorporated	282,664
26,831	Staples Incorporated	610,942
4,689	Tiffany & Company	291,984
14,684	TJX Companies Incorporated	651,823
4,777	Urban Outfitters Incorporated†	171,064

		8,294,306

Textiles, Apparel & Luxury Goods: 0.34%
10,996	Coach Incorporated	608,189
14,183	Nike Incorporated Class B	1,211,512
2,398	Polo Ralph Lauren Corporation	265,986
3,219	VF Corporation«	277,413

		2,363,100

Consumer Staples: 6.48%
Beverages: 1.56%
3,850	Brown-Forman Corporation Class B	268,037
12,569	Coca-Cola Enterprises Incorporated	314,602
6,614	Constellation Brands Incorporated Class A†	146,500
8,425	Dr Pepper Snapple Group Incorporated	296,223
5,869	Molson Coors Brewing Company	294,565
58,800	PepsiCo Incorporated	3,841,404
86,151	The Coca-Cola Company	5,666,151

		10,827,482

Food & Staples Retailing: 1.44%
16,040	Costco Wholesale Corporation«	1,158,248
50,413	CVS Caremark Corporation	1,752,860
23,661	Kroger Company	529,060
13,831	Safeway Incorporated	311,059
7,871	SUPERVALU Incorporated«	75,798
21,707	Sysco Corporation	638,186
72,685	Wal-Mart Stores Incorporated	3,919,902
34,347	Walgreen Company	1,338,159
5,454	Whole Foods Market Incorporated«†	275,918

		9,999,190

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Wells Fargo Advantage Asset Allocation Funds	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Index Asset Allocation Fund

Shares	Security Name	Value
Food Products: 1.06%
23,704	Archer Daniels Midland Company	$713,016
7,105	Campbell Soup Company«	246,899
16,314	ConAgra Foods Incorporated	368,370
6,759	Dean Foods Company†«	59,750
23,756	General Mills Incorporated	845,476
11,900	H.J. Heinz Company	588,574
2,569	Hormel Foods Corporation«	131,687
4,433	JM Smucker Company«	291,026
9,426	Kellogg Company	481,480
64,808	Kraft Foods Incorporated Class A	2,042,100
4,932	McCormick & Company Incorporated«	229,486
7,590	Mead Johnson & Company	472,478
23,717	Sara Lee Corporation	415,285
5,738	The Hershey Company«	270,547
11,056	Tyson Foods Incorporated Class A«	190,384

		7,346,558

Household Products: 1.35%
5,173	Clorox Company	327,347
17,908	Colgate-Palmolive Company	1,439,266
15,129	Kimberly-Clark Corporation	953,732
103,855	Procter & Gamble Company	6,680,992

		9,401,337

Personal Products: 0.11%
15,923	Avon Products Incorporated	462,722
4,212	Estee Lauder Companies Incorporated Class A«	339,908

		802,630

Tobacco: 0.96%
77,462	Altria Group Incorporated	1,907,114
5,550	Lorillard Incorporated	455,433
67,317	Philip Morris International	3,940,064
12,546	Reynolds American Incorporated	409,251

		6,711,862

Energy: 7.34%

Energy Equipment & Services: 1.32%
16,001	Baker Hughes Incorporated	914,777
8,999	Cameron International Corporation†«	456,519
2,579	Diamond Offshore Drilling Incorporated	172,458
4,441	FMC Technologies Incorporated†«	394,849
33,745	Halliburton Company	1,377,808
3,932	Helmerich & Payne Incorporated«	190,623
10,588	Nabors Industries Limited†	248,394
15,569	National Oilwell Varco Incorporated	1,047,015
4,682	Rowan Companies Incorporated†«	163,449
50,620	Schlumberger Limited	4,226,770

		9,192,662

Oil, Gas & Consumable Fuels: 6.02%
18,387	Anadarko Petroleum Corporation	1,400,354
14,179	Apache Corporation	1,690,562
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Wells Fargo Advantage Asset Allocation Funds	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Index Asset Allocation Fund

Shares	Security Name	Value
Oil, Gas & Consumable Fuels (continued)
3,857	Cabot Oil & Gas Corporation«	$145,987
24,261	Chesapeake Energy Corporation	628,603
74,664	Chevron Corporation	6,813,090
54,510	ConocoPhillips	3,712,131
8,379	CONSOL Energy Incorporated	408,392
14,828	Denbury Resources Incorporated†	283,067
16,024	Devon Energy Corporation	1,258,044
26,124	El Paso Corporation	359,466
9,424	EOG Resources Incorporated	861,448
5,533	EQT Corporation«	248,100
187,087	Exxon Mobil Corporation	13,679,801
11,131	Hess Corporation	851,967
26,338	Marathon Oil Corporation	975,296
3,788	Massey Energy Company	203,226
7,137	Murphy Oil Corporation	532,063
4,967	Newfield Exploration Company†«	358,170
6,496	Noble Energy Incorporated	559,176
30,148	Occidental Petroleum Corporation	2,957,519
10,004	Peabody Energy Corporation	640,056
4,307	Pioneer Natural Resources Company«	373,934
6,515	QEP Resources Incorporated	236,560
5,938	Range Resources Corporation«	267,091
12,866	Southwestern Energy Company†	481,574
24,050	Spectra Energy Corporation	601,010
4,473	Sunoco Incorporated	180,307
5,311	Tesoro Petroleum Corporation«	98,466
21,696	The Williams Companies Incorporated	536,325
21,007	Valero Energy Corporation«	485,682

		41,827,467

Financials: 10.09%

Capital Markets: 1.55%
9,199	Ameriprise Financial Incorporated	529,402
46,023	Bank of New York Mellon Corporation«	1,389,895
36,794	Charles Schwab Corporation	629,545
7,373	E*TRADE Financial Corporation†	117,968
3,398	Federated Investors Incorporated Class B«	88,926
5,401	Franklin Resources Incorporated	600,645
18,968	Goldman Sachs Group Incorporated	3,189,659
17,143	Invesco Limited	412,461
6,817	Janus Capital Group Incorporated«	88,416
5,676	Legg Mason Incorporated	205,869
56,130	Morgan Stanley	1,527,297
8,985	Northern Trust Corporation«	497,859
18,626	State Street Corporation	863,129
9,514	T. Rowe Price Group Incorporated«	614,034

		10,755,105

Commercial Banks: 1.83%
25,738	Branch Banking & Trust Corporation«	676,652
6,548	Comerica Incorporated	276,588
29,543	Fifth Third Bancorp	433,691
9,679	First Horizon National Corporation†	114,020
32,025	Huntington Bancshares Incorporated	220,012
32,667	KeyCorp	289,103
4,429	M&T Bank Corporation	385,544
19,588	Marshall & Ilsley Corporation	135,549
19,507	PNC Financial Services Group Incorporated	1,184,465
46,602	Regions Financial Corporation	326,214
18,549	SunTrust Banks Incorporated«	547,381
71,172	US Bancorp	1,919,509
194,738	Wells Fargo & Company(l)	6,034,931
6,602	Zions Bancorporation	159,966

		12,703,625

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Wells Fargo Advantage Asset Allocation Funds	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Index Asset Allocation Fund

Shares	Security Name	Value
Consumer Finance: 0.73%
38,855	American Express Company	$1,667,657
16,952	Capital One Financial Corporation«	721,477
20,205	Discover Financial Services«	374,399
3,593	MasterCard Incorporated	805,227
18,016	SLM Corporation†	226,821
18,079	Visa Incorporated Class A«	1,272,400

		5,067,981

Diversified Financial Services: 3.35%
374,176	Bank of America Corporation	4,991,508
64,201	Berkshire Hathaway Incorporated Class B†	5,143,142
1,077,812	Citigroup Incorporated†	5,098,051
2,486	CME Group Incorporated	799,871
2,714	InterContinental Exchange Incorporated†«	323,373
145,037	JPMorgan Chase & Company	6,152,470
7,312	Leucadia National Corporation	213,364
7,559	Moody’s Corporation	200,616
5,520	NASDAQ Stock Market Incorporated†	130,879
9,683	NYSE Euronext Incorporated	290,296

		23,343,570

Insurance: 1.64%
12,591	ACE Limited	783,790
17,484	AFLAC Incorporated	986,622
19,967	Allstate Corporation	636,548
5,195	American International Group Incorporated†«	299,336
12,240	AON Corporation	563,162
3,953	Assurant Incorporated	152,270
11,313	Chubb Corporation	674,707
6,037	Cincinnati Financial Corporation«	191,313
18,164	Genworth Financial Incorporated†	238,675
16,493	Hartford Financial Services Group Incorporated	436,900
11,752	Lincoln National Corporation	326,823
11,736	Loews Corporation	456,648
20,162	Marsh & McLennan Companies Incorporated«	551,229
33,624	MetLife Incorporated«	1,494,251
11,885	Principal Financial Group Incorporated«	386,976
18,007	Prudential Financial Incorporated	1,057,191
24,617	The Progressive Corporation	489,140
17,031	The Travelers Companies Incorporated	948,797
2,970	Torchmark Corporation	177,428
11,766	UnumProvident Corporation	284,973
11,992	XL Group plc	261,665

		11,398,444

Real Estate Investment Trusts (REITs): 0.90%
4,342	Apartment Investment & Management Company Class A	112,197
3,164	AvalonBay Communities Incorporated	356,108
5,198	Boston Properties Incorporated	447,548
10,553	Equity Residential	548,228
13,517	HCP Incorporated	497,290
5,384	Health Care REIT Incorporated	256,494
24,707	Host Hotels & Resorts Incorporated«	441,514
15,061	Kimco Realty Corporation«	271,700
5,996	Plum Creek Timber Company«	224,550
21,112	ProLogis	304,857
5,181	Public Storage Incorporated	525,457
10,867	Simon Property Group Incorporated	1,081,158
5,828	Ventas Incorporated«	305,853
6,031	Vornado Realty Trust	502,563
19,884	Weyerhaeuser Company	376,404

		6,251,921

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Wells Fargo Advantage Asset Allocation Funds	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Index Asset Allocation Fund

Shares	Security Name	Value
Real Estate Management & Development: 0.03%
10,781	CB Richard Ellis Group Incorporated Class A†	$220,795

Thrifts & Mortgage Finance: 0.06%
19,537	Hudson City Bancorp Incorporated«	248,901
13,688	People’s United Financial Incorporated«	191,769

		440,670

Health Care: 6.65%

Biotechnology: 0.79%
35,054	Amgen Incorporated†	1,924,465
8,841	Biogen Idec Incorporated†«	592,789
17,461	Celgene Corporation†	1,032,644
2,791	Cephalon Incorporated†«	172,261
9,609	Genzyme Corporation†	684,161
30,121	Gilead Sciences Incorporated†	1,091,585

		5,497,905

Health Care Equipment & Supplies: 1.02%
21,620	Baxter International Incorporated	1,094,404
8,531	Becton Dickinson & Company«	721,040
56,397	Boston Scientific Corporation†	426,925
3,446	C.R. Bard Incorporated«	316,239
8,271	CareFusion Corporation†	212,565
5,272	DENTSPLY International Incorporated«	180,144
6,198	Hospira Incorporated†	345,167
1,457	Intuitive Surgical Incorporated†«	375,542
40,065	Medtronic Incorporated	1,486,011
12,719	St. Jude Medical Incorporated†	543,737
12,671	Stryker Corporation«	680,433
4,414	Varian Medical Systems Incorporated†«	305,802
7,325	Zimmer Holdings Incorporated†	393,206

		7,081,215

Health Care Providers & Services: 1.18%
14,844	Aetna Incorporated	452,890
10,252	AmerisourceBergen Corporation	349,798
12,947	Cardinal Health Incorporated	496,000
10,051	CIGNA Corporation	368,470
5,509	Coventry Health Care Incorporated†	145,438
3,606	DaVita Incorporated†	250,581
19,554	Express Scripts Incorporated†	1,056,894
6,244	Humana Incorporated†	341,797
3,773	Laboratory Corporation of America Holdings†«	331,722
9,389	McKesson Corporation	660,798
15,746	Medco Health Solutions Incorporated†	964,757
3,588	Patterson Companies Incorporated	109,900
5,247	Quest Diagnostics Incorporated	283,181
18,014	Tenet Healthcare Corporation†	120,514
40,809	UnitedHealth Group Incorporated	1,473,613
14,603	WellPoint Incorporated†	830,327

		8,236,680

Health Care Technology: 0.04%
2,643	Cerner Corporation†«	250,398

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Wells Fargo Advantage Asset Allocation Funds	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Index Asset Allocation Fund

Shares	Security Name	Value
Life Sciences Tools & Services: 0.30%
12,850	Agilent Technologies Incorporated†	$532,376
6,927	Life Technologies Corporation†	384,449
4,379	PerkinElmer Incorporated	113,066
14,747	Thermo Fisher Scientific Incorporated†	816,394
3,388	Waters Corporation†	263,281

		2,109,566

Pharmaceuticals: 3.32%
57,352	Abbott Laboratories	2,747,734
11,409	Allergan Incorporated«	783,456
63,506	Bristol-Myers Squibb Company	1,681,639
37,649	Eli Lilly & Company	1,319,221
10,596	Forest Laboratories Incorporated†	338,860
101,890	Johnson & Johnson	6,301,897
114,306	Merck & Company Incorporated	4,119,588
16,147	Mylan Laboratories Incorporated†	341,186
297,183	Pfizer Incorporated	5,203,674
4,649	Watson Pharmaceuticals Incorporated†	240,121

		23,077,376

Industrials: 6.68%
Aerospace & Defense: 1.62%
27,217	Boeing Company	1,776,181
14,014	General Dynamics Corporation	994,433
4,651	Goodrich Corporation	409,614
28,945	Honeywell International Incorporated	1,538,716
6,811	ITT Corporation	354,921
4,199	L-3 Communications Holdings Incorporated	295,988
10,956	Lockheed Martin Corporation«	765,934
10,833	Northrop Grumman Corporation	701,762
5,291	Precision Castparts Corporation«	736,560
13,525	Raytheon Company	626,749
5,819	Rockwell Collins Incorporated	339,015
34,260	United Technologies Corporation	2,696,947

		11,236,820

Air Freight & Logistics: 0.67%
6,159	C.H. Robinson Worldwide Incorporated	493,890
7,878	Expeditors International of Washington Incorporated	430,139
11,673	FedEx Corporation	1,085,706
36,691	United Parcel Service Incorporated Class B«	2,663,033

		4,672,768

Airlines: 0.05%
27,718	Southwest Airlines Company«	359,780

Building Products: 0.03%
13,300	Masco Corporation«	168,378

Commercial Services & Supplies: 0.36%
4,005	Avery Dennison Corporation	169,572
4,690	Cintas Corporation	131,132
1,848	Dun & Bradstreet Corporation	151,702
4,578	Equifax Incorporated«	162,977
7,425	Iron Mountain Incorporated	185,699
7,544	Pitney Bowes Incorporated«	182,414
11,405	Republic Services Incorporated	340,553
5,459	Robert Half International Incorporated	167,045
7,654	RR Donnelley & Sons Company«	133,715
3,173	Stericycle Incorporated†«	256,759
17,653	Waste Management Incorporated«	650,866

		2,532,434

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Wells Fargo Advantage Asset Allocation Funds	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Index Asset Allocation Fund

Shares	Security Name	Value
Construction & Engineering: 0.12%
6,633	Fluor Corporation	$439,503
4,678	Jacobs Engineering Group Incorporated†	214,486
7,995	Quanta Services Incorporated†«	159,260

		813,249

Electrical Equipment: 0.32%
27,924	Emerson Electric Company	1,596,415
5,260	Rockwell Automation Incorporated«	377,195
3,512	Roper Industries Incorporated	268,422

		2,242,032

Industrial Conglomerates: 1.51%
26,522	3M Company	2,288,849
395,308	General Electric Company	7,230,183
10,199	Textron Incorporated	241,104
18,159	Tyco International Limited	752,509

		10,512,645

Machinery: 1.40%
23,548	Caterpillar Incorporated	2,205,506
7,339	Cummins Incorporated	807,363
19,895	Danaher Corporation	938,447
15,726	Deere & Company	1,306,044
6,930	Dover Corporation	405,059
6,244	Eaton Corporation	633,828
2,071	Flowserve Corporation	246,905
18,399	Illinois Tool Works Incorporated	982,507
12,021	Ingersoll-Rand plc«	566,069
13,531	Paccar Incorporated	776,950
4,273	Pall Corporation	211,855
5,985	Parker Hannifin Corporation	516,506
2,157	Snap-On Incorporated«	122,043

		9,719,082

Road & Rail: 0.51%
13,882	CSX Corporation	896,916
13,481	Norfolk Southern Corporation	846,876
1,919	Ryder System Incorporated«	101,016
18,296	Union Pacific Corporation	1,695,307

		3,540,115

Trading Companies & Distributors: 0.09%
5,469	Fastenal Company«	327,648
2,152	W.W. Grainger Incorporated«	297,213

		624,861

Information Technology: 11.11%

Communications Equipment: 1.36%

205,646	Cisco Systems Incorporated†	4,160,219
2,999	F5 Networks Incorporated†	390,350
4,759	Harris Corporation	215,583
8,260	JDS Uniphase Corporation†	119,605
19,411	Juniper Networks Incorporated†«	716,654
87,166	Motorola Incorporated	790,596
60,020	QUALCOMM Incorporated	2,970,390
13,687	Tellabs Incorporated	92,798

		9,456,195

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Wells Fargo Advantage Asset Allocation Funds	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Index Asset Allocation Fund

Shares	Security Name	Value
Computers & Peripherals: 2.69%
34,033	Apple Incorporated†	$10,977,684
62,306	Dell Incorporated†	844,246
76,444	EMC Corporation†	1,750,568
84,137	Hewlett-Packard Company	3,542,168
2,914	Lexmark International Incorporated†	101,465
13,409	NetApp Incorporated†«	736,959
3,918	QLogic Corporation†	66,684
8,700	SanDisk Corporation†	433,782
8,525	Western Digital Corporation†	288,998

		18,742,554

Electronic Equipment & Instruments: 0.27%
6,478	Amphenol Corporation Class A	341,909
57,985	Corning Incorporated«	1,120,270
5,884	FLIR Systems Incorporated†«	175,049
7,273	Jabil Circuit Incorporated	146,115
5,125	Molex Incorporated«	116,440

		1,899,783

Internet Software & Services: 1.21%
6,765	Akamai Technologies Incorporated†	318,293
42,566	eBay Incorporated†	1,184,612
9,254	Google Incorporated Class A†	5,496,598
4,824	Monster Worldwide Incorporated†«	113,991
1,609	Netflix Incorporated†	282,701
6,381	VeriSign Incorporated	208,467
48,362	Yahoo! Incorporated†	804,260

		8,408,922

IT Services: 1.53%
18,299	Automatic Data Processing Incorporated	846,878
11,259	Cognizant Technology Solutions Corporation Class A†	825,172
5,731	Computer Sciences Corporation	284,258
9,826	Fidelity National Information Services Incorporated	269,134
5,517	Fiserv Incorporated†	323,076
46,093	International Business Machines Corporation	6,764,609
11,942	Paychex Incorporated«	369,127
10,894	SAIC Incorporated†«	172,779
6,214	Teradata Corporation†	255,768
6,056	Total System Services Incorporated	93,141
24,333	Western Union Company	451,864

		10,655,806

Office Electronics: 0.09%
51,467	Xerox Corporation	592,900

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Wells Fargo Advantage Asset Allocation Funds	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Index Asset Allocation Fund

Shares	Security Name	Value
Semiconductors & Semiconductor Equipment: 1.53%
21,247	Advanced Micro Devices Incorporated†«	$173,800
11,596	Altera Corporation«	412,586
11,080	Analog Devices Incorporated	417,384
49,570	Applied Materials Incorporated«	696,459
16,896	Broadcom Corporation Class A	735,821
2,003	First Solar Incorporated†«	260,670
206,953	Intel Corporation	4,352,222
6,198	KLA-Tencor Corporation«	239,491
8,362	Linear Technology Corporation	289,242
22,874	LSI Logic Corporation†«	137,015
8,437	MEMC Electronic Materials Incorporated†	95,001
6,931	Microchip Technology Incorporated«	237,110
31,787	Micron Technology Incorporated†«	254,932
8,888	National Semiconductor Corporation	122,299
3,346	Novellus Systems Incorporated†	108,143
21,556	NVIDIA Corporation†«	331,962
6,730	Teradyne Incorporated†«	94,489
43,563	Texas Instruments Incorporated	1,415,798
9,613	Xilinx Incorporated«	278,585

		10,653,009

Software: 2.43%
18,874	Adobe Systems Incorporated†	580,942
8,436	Autodesk Incorporated†«	322,255
6,592	BMC Software Incorporated†	310,747
14,236	CA Incorporated	347,928
6,966	Citrix Systems Incorporated†	476,544
8,126	Compuware Corporation†	94,830
12,311	Electronic Arts Incorporated†«	201,654
10,371	Intuit Incorporated†	511,290
5,719	McAfee Incorporated†	264,847
279,334	Microsoft Corporation	7,799,005
13,044	Novell Incorporated†	77,220
143,616	Oracle Corporation	4,495,181
7,070	Red Hat Incorporated†«	322,746
4,387	Salesforce.com Incorporated†«	579,084
28,800	Symantec Corporation†	482,112

		16,866,385

Materials: 2.28%

Chemicals: 1.29%
7,949	Air Products & Chemicals Incorporated	722,962
2,776	Airgas Incorporated	173,389
2,639	CF Industries Holdings Incorporated	356,661
43,064	Dow Chemical Company	1,470,205
33,869	E.I. du Pont de Nemours & Company	1,689,386
2,676	Eastman Chemical Company	224,998
8,612	Ecolab Incorporated	434,217
2,691	FMC Corporation«	214,984
2,966	International Flavors & Fragrances Incorporated	164,880
19,901	Monsanto Company	1,385,906
6,048	PPG Industries Incorporated«	508,455
11,367	Praxair Incorporated«	1,085,207
3,323	Sherwin-Williams Company	278,301
4,500	Sigma-Aldrich Corporation«	299,520

		9,009,071

Construction Materials: 0.03%
4,763	Vulcan Materials Company«	211,287

Containers & Packaging: 0.10%
3,276	Ball Corporation	222,932
4,014	Bemis Company Incorporated	131,097
6,071	Owens-Illinois Incorporated†	186,380
5,924	Sealed Air Corporation«	150,766

		691,175

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Wells Fargo Advantage Asset Allocation Funds	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Index Asset Allocation Fund

Shares	Security Name	Value
Metals & Mining: 0.77%
4,080	AK Steel Holding Corporation«	$66,790
37,897	Alcoa Incorporated	583,235
3,657	Allegheny Technologies Incorporated«	201,793
5,025	Cliffs Natural Resources Incorporated	392,000
17,470	Freeport-McMoRan Copper & Gold Incorporated Class B	2,097,972
18,293	Newmont Mining Corporation	1,123,739
11,714	Nucor Corporation«	513,307
3,342	Titanium Metals Corporation†	57,416
5,328	United States Steel Corporation«	311,262

		5,347,514

Paper & Forest Products: 0.09%
16,230	International Paper Company	442,105
6,242	MeadWestvaco Corporation«	163,291

		605,396

Telecommunication Services: 1.89%

Diversified Telecommunication Services: 1.70%
219,271	AT&T Incorporated	6,442,182
11,251	CenturyTel Incorporated«	519,459
36,874	Frontier Communications Corporation«	358,784
64,657	Qwest Communications International Incorporated	492,040
104,878	Verizon Communications Incorporated	3,752,535
17,946	Windstream Corporation«	250,167

		11,815,167

Wireless Telecommunication Services: 0.19%
14,806	American Tower Corporation Class A†	764,582
9,730	MetroPCS Communications Incorporated†«	122,890
110,824	Sprint Nextel Corporation†	468,786

		1,356,258

Utilities: 2.01%

Electric Utilities: 1.16%
6,305	Allegheny Energy Incorporated	152,833
17,819	American Electric Power Company Incorporated	641,128
10,779	Consolidated Edison Incorporated«	534,315
49,143	Duke Energy Corporation«	875,237
12,088	Edison International	466,597
6,712	Entergy Corporation	475,411
24,539	Exelon Corporation	1,021,804
11,309	FirstEnergy Corporation«	418,659
15,428	Nextera Energy Incorporated	802,102
6,541	Northeast Utilities	208,527
8,329	Pepco Holdings Incorporated	152,004
4,033	Pinnacle West Capital Corporation	167,168
17,930	PPL Corporation	471,918
10,868	Progress Energy Incorporated	472,541
31,116	The Southern Company	1,189,565

		8,049,809

Gas Utilities: 0.04%
1,689	Nicor Incorporated«	84,315
3,951	ONEOK Incorporated«	219,162

		303,477

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Wells Fargo Advantage Asset Allocation Funds	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Index Asset Allocation Fund

Shares	Security Name	Value
Independent Power Producers & Energy Traders: 0.10%
24,561	AES Corporation†	$299,153
7,413	Constellation Energy Group Incorporated	227,060
9,171	NRG Energy Incorporated†	179,201

		705,414

Multi-Utilities: 0.71%
8,898	Ameren Corporation«	250,835
15,700	CenterPoint Energy Incorporated	246,804
9,074	CMS Energy Corporation	168,776
21,537	Dominion Resources Incorporated	920,061
6,274	DTE Energy Company	284,338
2,878	Integrys Energy Group Incorporated	139,612
10,325	NiSource Incorporated«	181,927
14,546	PG&E Corporation	695,881
18,771	Public Service Enterprise Group Incorporated«	597,106
4,200	SCANA Corporation«	170,520
8,906	Sempra Energy	467,387
7,967	TECO Energy Incorporated«	141,813
4,337	Wisconsin Energy Corporation	255,276
17,071	Xcel Energy Incorporated	402,011

		4,922,347

Total Common Stocks (Cost $378,465,932)		424,055,127

Principal		Interest Rate	Maturity Date
US Treasury Securities: 34.39%

US Treasury Bonds: 34.39%
$10,007,000	US Treasury Bond	5.38%	02/15/2031	11,681,611
15,018,000	US Treasury Bond	4.50	02/15/2036	15,548,316
8,957,000	US Treasury Bond	4.75	02/15/2037	9,625,980
9,370,000	US Treasury Bond	5.00	05/15/2037	10,454,868
9,000,000	US Treasury Bond	4.38	02/15/2038	9,095,625
11,986,000	US Treasury Bond	4.50	05/15/2038	12,349,320
12,631,000	US Treasury Bond	3.50	02/15/2039	10,884,373
18,936,000	US Treasury Bond	4.25	05/15/2039	18,654,914
22,876,000	US Treasury Bond	4.50	08/15/2039	23,490,793
25,303,000	US Treasury Bond	4.38	11/15/2039	25,437,410
26,757,000	US Treasury Bond	4.63	02/15/2040	28,027,958
25,350,000	US Treasury Bond	4.38	05/15/2040	25,472,694
23,481,000	US Treasury Bond«	3.88	08/15/2040	21,628,208
17,130,000	US Treasury Bond	4.25	11/15/2040	16,851,636

Total US Treasury Securities (Cost $244,158,364)				239,203,706

Short-Term Investments: 10.97%

Corporate Bonds & Notes: 0.81%
2,635,258	Gryphon Funding Limited(v)(a)(i)	0.00	08/05/2011	1,070,442
8,181,111	VFNC Corporation±(v)(a)(i)††	0.26	09/29/2011	4,581,422

				5,651,864

Shares		Yield
Investment Companies: 7.47%
10,499,741	Wells Fargo Advantage Cash Investment Money Market Fund†(l)(u)	0.14	10,499,741
41,462,886	Wells Fargo Securities Lending Cash Investments, LLC(l)(v)(u)	0.27	41,462,886

			51,962,627

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Wells Fargo Advantage Asset Allocation Funds	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Index Asset Allocation Fund

Principal			Interest Rate
US Treasury Bills: 2.69%
$12,410,000	US Treasury Bill#^		0.19	02/03/2011	12,407,975
6,270,000	US Treasury Bill#^		0.15	05/05/2011	6,266,814

					18,674,789

Total Short-Term Investments (Cost $74,239,949)					76,289,280

Total Investments in Securities (Cost $697,654,215)*		106.43%			$740,276,714

Other Assets and Liabilities, Net		(6.43)			(44,732,107)

Total Net Assets		100.00%			$695,544,607

±	Variable rate investments.

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(u)	Rate shown is the 7-day annualized yield at period end.

#	Security pledged as collateral for futures transactions.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $733,201,897 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$106,080,168
Gross unrealized depreciation	(99,005,351)

Net unrealized appreciation	$7,074,817
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Wells Fargo Advantage Asset Allocation Funds	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

Moderate Balanced Fund

Face/Share
Amount	Security Name	Value
Investments in Affiliated Master Portfolios: 98.84%
N/A	Wells Fargo Advantage C&B Large Cap Value Portfolio	$6,395,578
N/A	Wells Fargo Advantage Disciplined Growth Portfolio	3,806,546
N/A	Wells Fargo Advantage Emerging Growth Portfolio	881,183
N/A	Wells Fargo Advantage Equity Income Portfolio	6,429,886
N/A	Wells Fargo Advantage Equity Value Portfolio	6,433,302
N/A	Wells Fargo Advantage Index Portfolio	19,226,121
N/A	Wells Fargo Advantage Inflation-Protected Bond Portfolio	8,525,141
N/A	Wells Fargo Advantage International Core Portfolio	2,875,051
N/A	Wells Fargo Advantage International Growth Portfolio	2,801,504
N/A	Wells Fargo Advantage International Index Portfolio	2,842,528
N/A	Wells Fargo Advantage International Value Portfolio	2,847,091
N/A	Wells Fargo Advantage Large Cap Appreciation Portfolio	1,915,201
N/A	Wells Fargo Advantage Large Company Growth Portfolio	13,386,767
N/A	Wells Fargo Advantage Managed Fixed Income Portfolio	59,359,360
N/A	Wells Fargo Advantage Small Cap Index Portfolio	2,548,025
N/A	Wells Fargo Advantage Small Company Growth Portfolio	1,656,517
N/A	Wells Fargo Advantage Small Company Value Portfolio	255,373
N/A	Wells Fargo Advantage Stable Income Portfolio	28,194,165
N/A	Wells Fargo Advantage Strategic Small Cap Value Portfolio	2,295,834
N/A	Wells Fargo Advantage Total Return Bond Portfolio	17,006,613

Total Investments in Affiliated Master Portfolios (Cost $178,005,083)		189,681,786

Principal			Interest Rate	Maturity Date
Short-Term Investments: 1.22%

US Treasury Bills: 1.22%
$2,350,000	US Treasury Bill#^		0.19%	02/03/2011	2,349,374

Total Short-Term Investments (Cost $2,349,374)					2,349,374

Total Investments in Securities (Cost $180,354,457)*		100.06%			192,031,160

Other Assets and Liabilities, Net		(0.06)			(116,529)

Total Net Assets		100.00%			$191,914,631

#	Security pledged as collateral for futures transactions.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
 1

WELLS FARGO ADVANTAGE ALLOCATION FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
The Funds’ portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent prospectus and annual report.
Security valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Funds’ Fair Valuation Procedures.
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Funds’ Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Security loans
The Index Asset Allocation Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Index Asset Allocation Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.
Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Index Asset Allocation Fund, and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. For the three months ended December 31, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities.
In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Index Asset Allocation Fund’s former securities lending agent, as the various participating Funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Index Asset Allocation Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each such Fund’s percentage ownership of the joint account as of such date.
Futures contracts
Certain Funds may be subject to interest rate risk and/or equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of December 31, 2010, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Conservative Allocation Fund
Equity securities
Affiliated Master Portfolios	$0	$34,280,268	$0	$34,280,268
Short-term investments
U.S. Treasury obligations	0	1,839,699	0	1,839,699

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Total	$0	$36,119,967	$0	$36,119,967
Growth Balanced Fund
Equity securities
Affiliated Master Portfolios	$0	$333,424,518	$0	$333,424,518
Short-term investments
U.S. Treasury obligations	0	15,060,267	0	15,060,267
Total	$0	$348,484,785	$0	$348,484,785
Index Asset Allocation Fund
Equity securities
Common stocks	$424,055,127	$0	$0	$424,055,127
Agency securities	0	482,734	0	482,734
Asset backed securities	0	12,116	0	12,116
Collateralized mortgage obligations	0	233,751	0	233,751
U.S. Treasury obligations	239,203,706	0	0	239,203,706
Short-term investments
Corporate bonds and notes	0	0	5,651,864	5,651,864
Investment companies	10,499,741	41,462,886	0	51,962,627
U.S. Treasury obligations	0	18,674,789	0	18,674,789
Total	$673,758,574	$60,866,276	$5,651,864	$740,276,714
Moderate Balanced Fund
Equity securities
Affiliated Master Portfolios	$0	$189,681,786	$0	$189,681,786
Short-term investments
U.S. Treasury obligations	0	2,349,374	0	2,349,374
Total	$0	$192,031,160	$0	$192,031,160

As of December 31, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Futures contracts	(Level 1)	(Level 2)	(Level 3)	Total
Conservative Allocation Fund	$105,906	$0	$0	$105,906
Growth Balanced Fund	3,079,964	0	0	3,079,964
Index Asset Allocation Fund	10,277,408	0	0	10,277,408
Moderate Balanced Fund	1,115,275	0	0	1,115,275
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Index Asset Allocation Fund
Corporate bonds and notes
Balance as of September 30, 2010	$5,994,684
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	172,232
Purchases	0
Sales	(515,052)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2010	$5,651,864

Change in unrealized gains (losses) included in earnings relating to securities still held at December 31, 2010	$(77,858)

DERIVATIVE TRANSACTIONS
During the three months ended December 31, 2010, the Funds entered into futures contracts for hedging purposes.
At December 31, 2010, the Funds had long and short futures contracts outstanding as follows:

				Initial	Value	Net
	Expiration			Contract	at	Unrealized
	Date	Contracts	Type	Amount	December 31, 2010	Gains

Conservative Allocation Fund	March 2011	15 Short	30-Year U.S. Treasury Bonds	$1,906,406	$1,831,875	$74,531
Conservative Allocation Fund	March 2011	5 Long	S&P 500 Index	1,534,875	1,566,250	31,375
Growth Balanced Fund	March 2011	169 Long	S&P 500 Index	51,878,775	52,939,250	1,060,475
Growth Balanced Fund	March 2011	427 Short	30-Year U.S. Treasury Bonds	54,166,864	52,147,375	2,019,489
Index Asset Allocation Fund	March 2011	24 Long	30-Year U.S. Treasury Bonds	2,871,125	2,931,000	59,875
Index Asset Allocation Fund	March 2011	575 Long	S&P 500 Index	176,537,225	180,118,750	3,581,525
Index Asset Allocation Fund	March 2011	1,409 Short	30-Year U.S. Treasury Bonds	178,710,133	172,074,125	6,636,008
Moderate Balanced Fund	March 2011	155 Short	30-Year U.S. Treasury Bonds	19,661,875	18,929,375	732,500
Moderate Balanced Fund	March 2011	61 Long	S&P 500 Index	18,725,475	19,108,250	382,775
The Funds had average contract amounts in futures contracts during the three months ended December 31, 2010 as follows:

	Short Contracts	Long Contracts

Conservative Allocation Fund	$1,944,839	$1,807,569
Growth Balanced Fund	52,713,235	49,052,394
Index Asset Allocation Fund	170,133,341	172,903,624
Moderate Balanced Fund	18,810,802	18,013,771

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

Shares	Security Name	Value
Common Stocks: 82.23%

Consumer Staples: 2.05%

Food Products: 0.15%
15,000	Bunge Limited«	$982,800

Household Products: 1.90%
30,000	Church & Dwight Company Incorporated«	2,070,600
140,000	Kimberly-Clark Corporation	8,825,600
20,000	Procter & Gamble Company	1,286,600

		12,182,800

Energy: 17.49%

Energy Equipment & Services: 5.16%
360,000	Cameron International Corporation«†	18,262,800
220,000	National Oilwell Varco Incorporated	14,795,000

		33,057,800

Oil, Gas & Consumable Fuels: 12.33%
50,000	Alpha Natural Resources Incorporated†	3,001,500
120,000	Anadarko Petroleum Corporation	9,139,200
350,000	Cenovus Energy Incorporated	11,634,000
140,000	CONSOL Energy Incorporated	6,823,600
20,000	EnCana Corporation«	582,400
360,000	Kinder Morgan Energy Partners LP	25,293,600
20,000	Patriot Coal Corporation«†	387,400
245,000	Peabody Energy Corporation	15,675,100
170,000	Suncor Energy Incorporated	6,509,300

		79,046,100

Financials: 1.23%

Real Estate Investment Trusts (REITs): 1.23%
55,000	Saul Centers Incorporated	2,604,250
170,000	Washington Real Estate Investment Trust«	5,268,300

		7,872,550

Health Care: 3.90%

Health Care Equipment & Supplies: 1.81%
50,000	C.R. Bard Incorporated«	4,588,500
120,000	Gen-Probe Incorporated«†	7,002,000

		11,590,500

Life Sciences Tools & Services: 2.09%
50,000	Bio-Rad Laboratories Incorporated Class A†	5,192,500
130,000	Illumina Incorporated«†	8,234,200
		13,426,700

Industrials: 10.22%

Aerospace & Defense: 0.09%
8,000	Esterline Technologies Corporation	548,720

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

Shares	Security Name	Value
Building Products: 0.38%
40,000	Apogee Enterprises Incorporated	$538,800
40,000	Lennox International Incorporated«	1,891,600

		2,430,400

Electrical Equipment: 5.22%
80,000	A.O. Smith Corporation«	3,046,400
120,000	AMETEK Incorporated	4,710,000
350,000	Emerson Electric Company«	20,009,500
75,000	Roper Industries Incorporated	5,732,250

		33,498,150

Machinery: 4.53%
240,000	Donaldson Company Incorporated«	13,987,200
100,000	Flowserve Corporation«	11,922,000
80,000	IDEX Corporation	3,129,600

		29,038,800

Information Technology: 18.42%

Communications Equipment: 5.31%
165,000	F5 Networks Incorporated†	21,476,400
175,000	QUALCOMM Incorporated	8,660,750
110,000	Riverbed Technology Incorporated«†	3,868,700

		34,005,850

Computers & Peripherals: 5.79%
1,620,000	EMC Corporation	37,098,000

Electronic Equipment & Instruments: 6.54%
250,000	Agilent Technologies Incorporated«†	10,357,500
280,000	Amphenol Corporation Class A«	14,778,400
565,000	FLIR Systems Incorporated«†	16,808,750

		41,944,650

Semiconductors & Semiconductor Equipment: 0.78%
190,000	FEI Company†	5,017,900

Materials: 25.67%

Chemicals: 12.06%
870,000	Celanese Corporation Class A	35,817,900
40,000	FMC Corporation«	3,195,600
140,000	Kooper Holdings Incorporated«	5,009,200
160,000	Monsanto Company	11,142,400
25,000	PPG Industries Incorporated	2,101,750
210,000	Praxair Incorporated	20,048,700

		77,315,550

Containers & Packaging: 1.16%
120,000	Greif Incorporated Class A«	7,428,000

Metals & Mining: 12.45%
275,000	Cliffs Natural Resources Incorporated	21,452,750
375,000	Freeport-McMoRan Copper & Gold Incorporated Class B	45,033,750
80,000	Nucor Corporation«	3,505,600
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

Shares	Security Name			Value
Metals & Mining (continued)
170,000	Steel Dynamics Incorporated††			$3,111,000
115,000	United States Steel Corporation«			6,718,300

				79,821,400

Telecommunication Services: 3.25%

Diversified Telecommunication Services: 3.25%
300,000	American Tower Corporation Class A†			15,492,000
415,000	Global Crossing Limited†			5,361,800

				20,853,800

Total Common Stocks (Cost $451,497,641)				527,160,470

Principal		Interest Rate	Maturity Date

Corporate Bonds and Notes: 17.81%

Energy: 5.13%

Oil, Gas & Consumable Fuels: 5.13%
$7,700,000	CONSOL Energy Incorporated††	8.25%	04/01/2020	8,316,000
23,440,000	Murray Energy Corporation††	10.25	10/15/2015	24,612,000

				32,928,000

Industrials: 1.00%

Electrical Equipment: 1.00%
3,750,000	Actuant Corporation	6.88	06/15/2017	3,834,375
2,800,000	General Cable Corporation	1.00	10/15/2012	2,569,000

				6,403,375

Materials: 9.43%

Chemicals: 7.78%
30,200,000	Huntsman International LLC	8.63	03/15/2020	32,842,500
3,390,000	Huntsman International LLC††	8.63	03/15/2021	3,661,200
12,500,000	Koppers Incorporated	7.88	12/01/2019	13,406,250

				49,909,950

Metals & Mining: 1.65%
10,300,000	US Steel Corporation	7.38	04/01/2020	10,557,500

Telecommunication Services: 0.77%

Diversified Telecommunication Services: 0.77%
4,500,000	Frontier Communications Corporation	8.50	04/15/2020	4,916,250

Utilities: 1.48%

Independent Power Producers & Energy Traders: 1.48%
8,935,000	AES Corporation†	8.00	06/01/2020	9,471,100

Total Corporate Bonds and Notes (Cost $108,134,101)				114,186,175

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

Shares	Security Name		Yield	Value

Short-Term Investments: 12.94%

Investment Companies: 12.94%
436,630	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.14%	$436,630
82,544,448	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)		0.27	82,544,448

Total Short-Term Investments (Cost $82,981,078)				82,981,078

Total Investments in Securities (Cost $642,612,820)*		112.98%		$724,327,723
Other Assets and Liabilities, Net		(12.98)		(83,193,192)

Total Net Assets		100.00%		$641,134,531

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(l)	Investment in an affiliate.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $642,242,165 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$98,074,298
Gross unrealized depreciation	(15,988,740)

Net unrealized appreciation	$82,085,558
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND
NOTES TO PORTFOLIO OF INVESTMENTS — DECEMBER 31, 2010 (UNAUDITED)
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Valuation of investments
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Security loans
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash

Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of December 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

			Significant
		Significant Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Common stocks	$527,160,470	$0	$0	$527,160,470
Corporate bonds and notes	0	114,186,175	0	114,186,175
Short-term investments	436,630	82,544,448	0	82,981,078
Investment companies

Total	$527,597,100	$196,730,623	$0	$724,327,723

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

Shares	Security Name	Value

Common Stocks: 23.70%

Energy: 6.04%

Energy Equipment & Services: 1.09%
50,000	Cameron International Corporation†«	$2,536,500
30,000	National Oilwell Varco Incorporated	2,017,500

		4,554,000

Oil, Gas & Consumable Fuels: 4.95%
45,000	Cenovus Energy Incorporated	1,495,800
245,000	Kinder Morgan Energy Partners LP	17,213,700
30,000	Peabody Energy Corporation	1,919,400

		20,628,900

Financials: 0.45%

Real Estate Investment Trusts (REITs): 0.45%
60,000	Washington Real Estate Investment Trust«	1,859,400

Health Care: 0.38%

Health Care Equipment & Supplies: 0.14%
10,000	Gen-Probe Incorporated†«	583,500

Life Sciences Tools & Services: 0.24%
3,000	Bio-Rad Laboratories Incorporated Class A†	311,550
11,000	Illumina Incorporated†«	696,740

		1,008,290

Industrials: 1.39%

Electrical Equipment: 0.51%
20,000	Emerson Electric Company«	1,143,400
13,000	Roper Industries Incorporated	993,590

		2,136,990

Machinery: 0.88%
25,000	Donaldson Company Incorporated«	1,457,000
7,000	Flowserve Corporation	834,540
35,000	IDEX Corporation	1,369,200

		3,660,740

Information Technology: 6.24%

Communications Equipment: 1.82%
30,000	F5 Networks Incorporated†	3,904,800
60,000	QUALCOMM Incorporated	2,969,400
20,000	Riverbed Technology Incorporated†«	703,400

		7,577,600

Computers & Peripherals: 2.50%
455,000	EMC Corporation«	10,419,500

Electrical Equipment: 0.21%
22,500	AMETEK Incorporated	883,125

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

Shares	Security Name			Value
Electronic Equipment & Instruments: 1.52%
15,000	Agilent Technologies Incorporated†			$621,450
40,000	Amphenol Corporation Class A«			2,111,200
120,000	FLIR Systems Incorporated†«			3,570,000

				6,302,650

Semiconductors & Semiconductor Equipment: 0.19%
30,000	FEI Company†			792,300

Materials: 8.71%

Chemicals: 3.87%
360,000	Celanese Corporation Class A			14,821,200
10,000	PPG Industries Incorporated			840,700
5,000	Praxair Incorporated			477,350

				16,139,250

Containers & Packaging: 0.15%
10,000	Greif Incorporated Class A«			619,000

Metals & Mining: 4.69%
50,000	Cliffs Natural Resources Incorporated			3,900,500
107,000	Freeport-McMoRan Copper & Gold Incorporated			12,849,630
5,000	Nucor Corporation«			219,100
28,000	Steel Dynamics Incorporated			512,400
35,000	United States Steel Corporation«			2,044,700

				19,526,330

Telecommunication Services: 0.49%

Diversified Telecommunication Services: 0.14%
47,000	Global Crossing Limited†«			607,240

Wireless Telecommunication Services: 0.35%
28,000	American Tower Corporation Class A			1,445,920

Total Common Stocks (Cost $81,212,447)				98,744,735

Principal		Interest Rate	Maturity Date

Corporate Bonds and Notes: 69.48%

Consumer Discretionary: 2.06%

Media: 2.06%
$8,000,000	Cablevision Systems Corporation	8.00%	04/15/2020	8,560,000

Energy: 12.01%

Energy Equipment & Services: 1.52%
6,000,000	Bristow Group Incorporated	7.50	09/15/2017	6,330,000

Oil, Gas & Consumable Fuels: 10.49%
12,450,000	Consol Energy Incorporated	8.25	04/01/2020	13,446,000
19,660,000	Murray Energy Corporation	10.25	10/15/2015	20,643,000
6,955,000	Patriot Coal Corporation	3.25	05/31/2013	6,563,781
3,000,000	Precision Drilling Corporation	6.63	11/15/2020	3,052,500

				43,705,281

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Financials: 0.78%

Consumer Finance: 0.30%
$1,275,000	Qwest Capital Funding Incorporated	6.50%	11/15/2018	$1,265,438

Real Estate Investment Trusts (REITs): 0.48%
2,025,000	Host Hotels & Resorts	6.00	11/01/2020	1,994,625

Health Care: 9.95%

Life Sciences Tools & Services: 0.23%
1,000,000	Bio-Rad Laboratories Incorporated	4.88	12/15/2020	970,978

Pharmaceuticals: 9.72%
8,440,000	Endo Pharmaceutical Holdings Incorporated	7.00	12/15/2020	8,608,800
10,745,000	Mylan Incorporated	7.88	07/15/2020	11,577,738
8,000,000	Valeant Pharmaceuticals	6.88	12/01/2018	7,940,000
12,500,000	Valeant Pharmaceuticals	7.00	10/01/2020	12,343,750

				40,470,288

Industrials: 15.75%

Aerospace & Defense: 2.32%
5,000,000	Alliant Techsystems Incorporated	6.88	09/15/2020	5,143,750
4,380,000	Esterline Technologies Corporation	7.00	08/01/2020	4,511,400

				9,655,150

Commercial Services & Supplies: 0.92%
3,600,000	Clean Harbors Incorporated	7.63	08/15/2016	3,825,000

Electrical Equipment: 5.19%
5,636,000	Belden Incorporated	7.00	03/15/2017	5,706,450
1,700,000	General Cable Corporation	1.00	10/15/2012	1,559,750
13,950,000	General Cable Corporation	7.13	04/01/2017	14,368,500

				21,634,700

Machinery: 7.32%
16,527,000	Actuant Corporation	6.88	06/15/2017	16,898,858
12,385,000	Oshkosh Corporation	8.50	03/01/2020	13,592,538

				30,491,396

Materials: 18.21%

Chemicals: 11.29%
1,500,000	Celanese US Holdings LLC	6.63	10/15/2018	1,548,750
6,020,000	CF Industries Incorporated	7.13	05/01/2020	6,591,900
18,000,000	Huntsman International LLC††	8.63	03/15/2020	19,575,000
2,255,000	Huntsman International LLC††	8.63	03/15/2021	2,435,400
15,750,000	Koppers Incorporated††	7.88	12/01/2019	16,891,875

				47,042,925

Containers & Packaging: 3.58%
6,150,000	Greif Incorporated	6.75	02/01/2017	6,426,750
7,750,000	Greif Incorporated	7.75	08/01/2019	8,486,250

				14,913,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Metals & Mining: 3.34%
$2,000,000	Steel Dynamics Incorporated		7.63%	03/15/2020	$2,140,000
11,470,000	United States Steel Corporation		7.38	04/01/2020	11,756,750

					13,896,750

Telecommunication Services: 4.84%

Diversified Telecommunication Services: 4.84%
9,600,000	Frontier Communications Corporation		8.13	10/01/2018	10,536,000
2,000,000	Frontier Communications Corporation		8.50	04/15/2020	2,185,000
6,825,000	SBA Telecommunications Incorporated		8.25	08/15/2019	7,456,313

					20,177,313

Utilities: 5.88%

Independent Power Producers & Energy Traders: 5.88%
7,125,000	AES Corporation		8.00	10/15/2017	7,534,688
4,815,000	AES Corporation		8.00	06/01/2020	5,103,900
11,500,000	NRG Energy Incorporated		7.38	01/15/2017	11,844,997

					24,483,585

Total Corporate Bonds and Notes (Cost $276,447,566)					289,416,429

Shares			Yield

Short-Term Investments: 5.18%

Investment Companies: 5.18%
21,575,487	Wells Fargo Securities Lending Cash Investments, LLC(u)(v)(l)		0.27		21,575,487

Total Short-Term Investments (Cost $21,575,487)					21,575,487

Total Investments in Securities (Cost $379,235,500)*		98.36%			$409,736,651
Other Assets and Liabilities, Net		1.64			6,837,979

Total Net Assets		100.00%			$416,574,630

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in affiliate.

*	Cost for federal income tax purposes is $379,267,354 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$32,122,015
Gross unrealized depreciation	(1,652,718)

Net unrealized appreciation	$30,469,297
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND
NOTES TO PORTFOLIO OF INVESTMENTS — DECEMBER 31, 2010 (UNAUDITED)
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Valuation of investments
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.
The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.
Security loans
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of December 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

			Significant
		Significant Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Common stocks	$98,744,735	$0	$0	$98,744,735
Corporate bonds and notes	0	289,416,429	0	289,416,429
Short-term investments	0	21,575,487	0	21,575,487
Investment companies

Total	$98,744,735	$310,991,916	$0	$409,736,651

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

C&B LARGE CAP VALUE FUND

Face/Share
Amount Security Name		Value
Investments in Affiliated Master Portfolios: 100.08%
N/A Wells Fargo Advantage C&B Large Cap Value Portfolio		$348,767,904

Total Investments in Affiliated Master Portfolios (Cost $302,004,265)		348,767,904

Total Investments in Securities (Cost $302,004,265)*	100.08%	348,767,904

Other Assets and Liabilities, Net	(0.08)	(262,388)

Total Net Assets	100.00%	$348,505,516

*	Cost for federal income tax purposes is substantially the same as cost for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
1

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

DIVERSIFIED EQUITY FUND

Face/Share
Amount Security Name		Value
Investments in Affiliated Master Portfolios: 99.87%
N/A Wells Fargo Advantage C&B Large Cap Value Portfolio		$39,740,669
N/A Wells Fargo Advantage Disciplined Growth Portfolio		23,705,213
N/A Wells Fargo Advantage Emerging Growth Portfolio		5,537,350
N/A Wells Fargo Advantage Equity Income Portfolio		40,089,883
N/A Wells Fargo Advantage Equity Value Portfolio		40,220,961
N/A Wells Fargo Advantage Index Portfolio		119,761,847
N/A Wells Fargo Advantage International Core Portfolio		17,765,900
N/A Wells Fargo Advantage International Growth Portfolio		17,336,542
N/A Wells Fargo Advantage International Index Portfolio		17,571,477
N/A Wells Fargo Advantage International Value Portfolio		17,566,912
N/A Wells Fargo Advantage Large Cap Appreciation Portfolio		11,903,196
N/A Wells Fargo Advantage Large Company Growth Portfolio		82,960,977
N/A Wells Fargo Advantage Small Cap Index Portfolio		15,871,414
N/A Wells Fargo Advantage Small Company Growth Portfolio		10,435,952
N/A Wells Fargo Advantage Small Company Value Portfolio		1,591,708
N/A Wells Fargo Advantage Strategic Small Cap Value Portfolio		14,389,596

Total Investments in Affiliated Master Portfolios (Cost $397,043,899)		476,449,597

Total Investments in Securities (Cost $397,043,899)*	99.87%	476,449,597

Other Assets and Liabilities, Net	0.13	613,475

Total Net Assets	100.00%	$477,063,072

*	Cost for federal income tax purposes is substantially the same as cost for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
1

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

DIVERSIFIED SMALL CAP FUND

Face/Share
Amount Security Name		Value
Investments in Affiliated Master Portfolios: 100.40%
N/A Wells Fargo Advantage Emerging Growth Portfolio		$15,918,739
N/A Wells Fargo Advantage Small Cap Index Portfolio		45,452,856
N/A Wells Fargo Advantage Small Company Growth Portfolio		29,741,642
N/A Wells Fargo Advantage Small Company Value Portfolio		4,550,701
N/A Wells Fargo Advantage Strategic Small Cap Value Portfolio		40,817,951

Total Investments in Affiliated Master Portfolios (Cost $103,058,300)		136,481,889

Total Investments in Securities (Cost $103,058,300)*	100.40%	136,481,889

Other Assets and Liabilities, Net	(0.40)	(550,165)

Total Net Assets	100.00%	$135,931,724

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
1

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

EMERGING GROWTH FUND

Face/Share
Amount Security Name		Value
Investments in Affiliated Master Portfolios: 99.41%
N/A Wells Fargo Advantage Emerging Growth Portfolio		$7,354,778

Total Investments in Affiliated Master Portfolios (Cost $5,894,287)		7,354,778

Total Investments in Securities (Cost $5,894,287)*	99.41%	7,354,778

Other Assets and Liabilities, Net	0.59	43,986

Total Net Assets	100.00%	$7,398,764

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
1

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

EQUITY VALUE FUND

Face/Share
Amount Security Name		Value
Investments in Affiliated Master Portfolios: 100.30%
NA Wells Fargo Advantage Equity Value Portfolio		$218,757,833

Total Investment In Affiliated Master Portfolios (Cost $184,192,931)		218,757,833

Total Investments in Securities (Cost $184,192,931)*	100.30%	218,757,833

Other Assets and Liabilities, Net	(0.30)	(657,972)

Total Net Assets	100.00%	$218,099,861

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
1

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

INTERNATIONAL VALUE FUND

Face/Share
Amount Security Name		Value
Investments in Affiliated Master Portfolios: 99.72%
N/A Wells Fargo Advantage International Value Portfolio		$291,813,561

Total Investments in Affiliated Master Portfolios (Cost $307,190,063)		291,813,561

Total Investments in Securities (Cost $307,190,063)*	99.72%	291,813,561

Other Assets and Liabilities, Net	0.28	814,514

Total Net Assets	100.00%	$292,628,075

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
1

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

SMALL COMPANY GROWTH FUND

Face/Share
Amount Security Name		Value
Investments in Affiliated Master Portfolios: 99.89%
N/A Wells Fargo Advantage Small Company Growth Portfolio		$294,973,149

Total Investments in Affiliated Master Portfolios (Cost $260,441,657)		294,973,149

Total Investments in Securities (Cost $260,441,657)*	99.89%	294,973,149

Other Assets and Liabilities, Net	0.11	327,466

Total Net Assets	100.00%	$295,300,615

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
1

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

SMALL COMPANY VALUE FUND

Face/Share
Amount Security Name		Value
Investments in Affiliated Master Portfolios: 100.11%
N/A Wells Fargo Advantage Small Company Value Portfolio		$91,855,582

Total Investments in Affiliated Master Portfolios (Cost $65,536,913)		91,855,582

Total Investments in Securities (Cost $65,536,913)*	100.11%	91,855,582

Other Assets and Liabilities, Net	(0.11)	(98,899)

Total Net Assets	100.00%	$91,756,683

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
1

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS — December 31, 2010 (UNAUDITED)
The Funds’ portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent prospectus and annual report
Securities valuation
The Funds seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end investment management company. Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios’ annual and semi annual reports.
Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
     FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities
At December 31, 2010, all of the investments of each Fund were in affiliated Master Portfolios which were carried at fair value and designated as Level 2 inputs.
1 |  Page

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

C&B MID CAP VALUE FUND

Shares	Security Name	Value
Common Stocks: 93.46%

Consumer Discretionary: 9.26%

Hotels, Restaurants & Leisure: 4.70%
60,700	Darden Restaurants Incorporated«	$2,818,908
208,705	International Speedway Corporation Class A	5,461,810

		8,280,718

Household Durables: 3.40%
8,670	NVR Incorporated«†	5,991,143

Specialty Retail: 1.16%
35,400	Abercrombie & Fitch Company Class A	2,040,102

Consumer Staples: 6.31%

Food & Staples Retailing: 2.46%
192,700	Safeway Incorporated«	4,333,823

Food Products: 1.90%
124,194	Flowers Foods Incorporated«	3,342,061

Personal Products: 1.95%
118,600	Avon Products Incorporated	3,446,516

Energy: 1.66%

Energy Equipment & Services: 1.66%
68,500	Dresser-Rand Group Incorporated«†	2,917,415

Financials: 24.50%

Commercial Banks: 6.85%
512,300	CapitalSource Incorporated	3,637,330
56,500	City National Corporation«	3,466,840
408,257	Umpqua Holdings Corporation	4,972,570

		12,076,740

Insurance: 17.65%
138,500	Arthur J. Gallagher & Company«	4,027,580
110,500	Axis Capital Holdings Limited«	3,964,740
285,500	Fidelity National Title Group Incorporated«	3,905,640
64,500	RenaissanceRe Holdings Limited«	4,108,005
148,000	Stewart Information Services Corporation«	1,706,440
65,400	Torchmark Corporation	3,906,996
13,450	White Mountain Insurance Group Limited	4,513,820
143,300	Willis Group Holdings	4,962,479

		31,095,700

Health Care: 9.17%

Health Care Equipment & Supplies: 2.04%
87,100	West Pharmaceutical Services Incorporated«	3,588,520

Health Care Providers & Services: 7.13%
74,250	Cardinal Health Incorporated	2,844,518
62,800	MEDNAX Incorporated†	4,225,812
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

C&B MID CAP VALUE FUND

Shares	Security Name	Value
Health Care Providers & Services (continued)
101,900	Quest Diagnostics Incorporated	$5,499,543

		12,569,873

Industrials: 19.78%

Commercial Services & Supplies: 11.00%
144,500	Cintas Corporation	4,040,220
144,000	G&K Services Incorporated Class A	4,451,040
26,600	Manpower Incorporated«	1,669,416
157,600	Republic Services Incorporated	4,705,936
428,200	Steelcase Incorporated«	4,526,074

		19,392,686

Industrial Conglomerates: 1.71%
75,700	Carlisle Companies Incorporated«	3,008,318

Machinery: 7.07%
156,693	Albany International Corporation Class A«	3,712,057
75,400	Dover Corporation	4,407,130
109,900	Kennametal Incorporated«	4,336,654

		12,455,841

Information Technology: 14.56%

Computers & Peripherals: 2.11%
116,300	Diebold Incorporated«	3,727,415

Electronic Equipment & Instruments: 5.10%
583,500	Flextronics International Limited«†	4,580,475
193,800	Molex Incorporated«	4,403,136

		8,983,611

Semiconductors & Semiconductor Equipment: 7.35%
96,090	Lam Research Corporation«†	4,975,540
315,500	Teradyne Incorporated«†	4,429,620
272,599	Verigy Limited«†	3,549,239

		12,954,399

Materials: 8.22%

Chemicals: 1.82%
31,300	International Flavors & Fragrances Incorporated	1,739,967
29,000	Scotts Miracle-Gro Company«	1,472,330

		3,212,297

Containers & Packaging: 4.59%
131,200	Bemis Company Incorporated«	4,284,992
146,900	Packaging Corporation of America«	3,795,896

		8,080,888

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

C&B MID CAP VALUE FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Metals & Mining: 1.81%
173,823	Worthington Industries Incorporated«				$3,198,343

Total Common Stocks (Cost $132,845,392)					164,696,409

Short-Term Investments: 37.00%

Corporate Bonds and Notes: 0.77%
1,181,858	Gryphon Funding Limited(v)(a)(i)		0.00%	08/05/2011	480,071
1,554,879	VFNC Corporation(v)(a)(i)††±		0.26	09/29/2011	870,564

					1,350,635

Shares			Yield

Investment Companies: 36.23%
10,746,046	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.14		10,746,046
53,111,686	Wells Fargo Securities Lending Cash Investmens, LLC(v)(l)(u)		0.27		53,111,686

					63,857,732

Total Short-Term Investments (Cost $64,712,710)					65,208,367

Total Investments in Securities (Cost $197,558,102)*		130.46%			229,904,776
Other Assets and Liabilities, Net		(30.46)			(53,674,931)

Total Net Assets		100.00%			$176,229,845

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $212,668,377 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$35,937,975
Gross unrealized depreciation	(18,701,576)

Net unrealized appreciation	$17,236,399
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

COMMON STOCK FUND

Shares	Security Name	Value
Common Stocks: 93.16%

Consumer Discretionary: 17.15%

Auto Components: 0.99%
144,000	BorgWarner Incorporated«†	$10,419,840

Diversified Consumer Services: 2.69%
799,093	Bridgepoint Education Incorporated†	15,182,767
670,000	Grand Canyon Education Incorporated†	13,125,300

		28,308,067

Hotels, Restaurants & Leisure: 1.12%
251,180	Royal Caribbean Cruises Limited«†	11,805,460

Household Durables: 1.08%
199,933	Mohawk Industries Incorporated†	11,348,197

Internet & Catalog Retail: 1.18%
792,000	Liberty Media Corporation Interactive Series A†	12,489,840

Media: 4.29%
370,000	Cablevision Systems Corporation New York Group Class A	12,520,800
183,000	Discovery Communications Incorporated Class A†	6,714,270
1,000,000	Interpublic Group of Companies Incorporated†	10,620,000
231,707	Time Warner Cable Incorporated«	15,299,613

		45,154,683

Specialty Retail: 5.80%
176,000	Advance Auto Parts Incorporated	11,642,400
148,483	Express Incorporated	2,791,480
377,000	GameStop Corporation Class A«†	8,625,760
282,000	J.Crew Group Incorporated«†	12,165,480
291,124	Tractor Supply Company«	14,116,603
329,000	Urban Outfitters Incorporated«†	11,781,490

		61,123,213

Consumer Staples: 2.11%

Food & Staples Retailing: 0.93%
204,000	BJ’s Wholesale Club Incorporated†	9,771,600

Household Products: 1.18%
181,000	Church & Dwight Company Incorporated	12,492,620

Energy: 7.34%

Energy Equipment & Services: 3.68%
291,000	Cameron International Corporation«†	14,762,430
261,000	Helmerich & Payne Incorporated«	12,653,280
316,449	Noble Corporation	11,319,381

		38,735,091

Oil, Gas & Consumable Fuels: 3.66%
352,100	Forest Oil Corporation«†	13,369,237
177,000	Newfield Exploration Company†	12,763,470
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

COMMON STOCK FUND

Shares	Security Name	Value
Oil, Gas & Consumable Fuels (continued)
276,000	Range Resources Corporation«	$12,414,480

		38,547,187

Financials: 13.43%

Capital Markets: 0.59%
257,068	INVESCO Limited	6,185,056

Commercial Banks: 5.09%
2,151,000	CapitalSource Incorporated	15,272,100
205,492	City National Corporation«	12,608,989
669,292	FirstMerit Corporation«	13,245,289
830,364	Glacier Bancorp Incorporated«	12,546,800

		53,673,178

Diversified Financial Services: 1.06%
574,300	NBH Holdings Corporation†	11,198,850

Insurance: 2.34%
238,370	Reinsurance Group of America Incorporated	12,802,853
186,190	RenaissanceRe Holdings Limited	11,858,441

		24,661,294

Real Estate Investment Trusts (REITs): 3.66%
689,600	BioMed Realty Trust Incorporated«	12,861,040
162,000	Camden Property Trust«	8,744,760
1,103,850	Hersha Hospitality Trust«	7,285,410
152,000	Mid-America Apartment Communities Incorporated«	9,650,480

		38,541,690

Real Estate Management & Development: 0.69%
515,000	Campus Crest Communities Incorporated	7,220,300

Health Care: 11.60%

Health Care Equipment & Supplies: 6.67%
497,000	CareFusion Corporation†	12,772,900
371,900	DENTSPLY International Incorporated«	12,707,823
718,000	Hologic Incorporated«†	13,512,760
165,000	Hospira Incorporated†	9,188,850
400,000	NuVasive Incorporated«†	10,260,000
171,000	Varian Medical Systems Incorporated«†	11,846,880

		70,289,213

Health Care Providers & Services: 2.40%
664,594	HealthSouth Rehabilitation Corporation«†	13,763,742

Health Care Providers & Services (continued)
265,000	Universal Health Services Class B	11,506,300
		25,270,042

Life Sciences Tools & Services: 2.53%
1	Furiex Pharmaceuticals†	14
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

COMMON STOCK FUND

Shares		Security Name	Value
Life Sciences Tools & Services (continued)
	641,000	Parexel International Corporation†	$13,608,430
	478,400	Pharmaceutical Product Development Incorporated	12,983,776

			26,592,220

Industrials: 12.61%

Airlines: 1.18%
	220,000	Alaska Air Group Incorporated†	12,471,800

Commercial Services & Supplies: 3.75%
	525,000	Herman Miller Incorporated«	13,282,500
	380,000	Republic Services Incorporated	11,346,800
	1,403,000	Steelcase Incorporated	14,829,710

			39,459,010

Construction & Engineering: 1.22%
	461,000	AECOM Technology Corporation«†	12,894,170

Electrical Equipment: 1.06%
	283,500	AMETEK Incorporated	11,127,375

Industrial Conglomerates: 1.22%
	323,700	Carlisle Companies Incorporated	12,863,838

Machinery: 1.66%
	115,023	Harsco Corporation	3,257,451
	41,184	Oshkosh Corporation†	1,451,324
	350,000	Pentair Incorporated«	12,778,500

			17,487,275

Road & Rail: 1.28%
	255,710	Ryder System Incorporated«	13,460,574

Trading Companies & Distributors: 1.24%
	369,000	GATX Corporation«	13,018,320

Information Technology: 19.53%

Communications Equipment: 1.12%
	2,229,000	Brocade Communications Systems Incorporated«†	11,791,410

Computers & Peripherals: 1.01%
	331,068	Diebold Incorporated«	10,610,729

Electronic Equipment & Instruments: 1.23%
	325,000	Trimble Navigation Limited†	12,977,250

Internet Software & Services: 1.18%
	537,000	GSI Commerce Incorporated«†	12,458,400

Shares		Security Name	Value
IT Services: 6.71%
	213,456	Alliance Data Systems Corporation«†	15,161,780
	471,000	Amdocs Limited†	12,938,370
	300,000	Booz Allen Hamilton Holding Corporation†	5,829,000
	153,000	Cognizant Technology Solutions Corporation Class A†	11,213,370
	347,100	Global Payments Incorporated	16,039,491
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

COMMON STOCK FUND

Shares	Security Name			Value
IT Services (continued)
365,000	NeuStar Incorporated Class A«†			$9,508,250

				70,690,261

Semiconductors & Semiconductor Equipment: 3.72%
2,172,000	Integrated Device Technology Incorporated«†			14,465,520
1,542,000	PMC-Sierra Incorporated«†			13,245,780
395,000	Xilinx Incorporated«			11,447,100

				39,158,400

Software: 4.56%
848,000	Activision Blizzard Incorporated«			10,549,120
245,000	Ansys Incorporated«†			12,757,150
770,000	Nuance Communications Incorporated«†			13,998,600
236,000	Red Hat Incorporated†			10,773,400

				48,078,270

Materials: 6.81%

Chemicals: 2.47%
240,000	International Flavors & Fragrances Incorporated			13,341,600
395,100	Nalco Holding Company«			12,619,494

				25,961,094

Containers & Packaging: 2.50%
397,000	Crown Holdings Incorporated†			13,251,860
506,224	Packaging Corporation of America«			13,080,828

				26,332,688

Metals & Mining: 1.84%
113,000	Royal Gold Incorporated«			6,173,190
723,000	Steel Dynamics Incorporated			13,230,900

				19,404,090

Telecommunication Services: 2.58%

Diversified Telecommunication Services: 1.21%
748,000	Time Warner Telecom Incorporated«†			12,753,400

Wireless Telecommunication Services: 1.37%
469,000	Syniverse Holdings Incorporated†			14,468,650

Total Common Stocks (Cost $705,319,669)				981,294,645

Principal		Interest Rate	Maturity Date
Short-Term Investments: 29.37%

Corporate Bonds and Notes: 0.51%
$4,740,999	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	1,925,794
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

COMMON STOCK FUND

Principal			Interest Rate	Maturity Date	Value
Corporate Bonds and Notes (continued)
$6,236,162	VFNC Corporation(v)(a)(i)±††		0.26%	09/29/2011	$3,492,252

					5,418,046

Shares			Yield

Investment Companies: 28.86%
68,809,637	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.14		68,809,637
235,192,315	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.27		235,192,315
					304,001,952

Total Short-Term Investments (Cost $307,431,675)					309,419,998

Total Investments in Securities (Cost $1,012,751,348)*		122.53%			$1,290,714,643
Other Assets and Liabilities, Net		(22.53)			(237,308,007)

Total Net Assets		100.00%			$1,053,406,636

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

*	Cost for federal income tax purposes is $1,027,418,830 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$287,278,183
Gross unrealized depreciation	(23,982,370)

Net unrealized appreciation	$263,295,813
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

DISCOVERY FUND

Shares	Security Name	Value
Common Stocks: 97.05%

Consumer Discretionary: 23.42%

Auto Components: 4.50%
261,600	BorgWarner Incorporated†«	$18,929,376
184,750	TRW Automotive Holdings Corporation†	9,736,325

		28,665,701

Diversified Consumer Services: 1.48%
166,300	Coinstar Incorporated†«	9,385,972

Hotels, Restaurants & Leisure: 2.56%
80,500	Panera Bread Company†«	8,147,405
475,900	Texas Roadhouse Incorporated†«	8,171,203

		16,318,608

Internet & Catalog Retail: 1.63%
26,000	Priceline.com Incorporated†	10,388,300

Media: 3.16%
182,000	Scripps Networks Interactive Incorporated	9,418,500
392,100	Virgin Media Incorporated«	10,680,804

		20,099,304

Specialty Retail: 10.09%
332,600	Dick’s Sporting Goods Incorporated†«	12,472,500
121,300	Genesco Incorporated†	4,547,537
267,600	Guess Incorporated	12,662,832
365,455	HHGregg Incorporated†«	7,656,282
105,000	Jo Ann Stores Incorporated†	6,323,100
342,725	Penske Auto Group Incorporated†«	5,970,270
178,500	Urban Outfitters Incorporated†«	6,392,085
243,800	Vitamin Shoppe Incorporated†	8,201,432

		64,226,038

Consumer Staples: 1.01%

Food & Staples Retailing: 1.01%
133,800	BJ’s Wholesale Club Incorporated†	6,409,020

Energy: 8.30%

Oil, Gas & Consumable Fuels: 8.30%
404,600	Brigham Exploration Company†«	11,021,304
185,300	Concho Resources Incorporated†«	16,245,251
183,800	Pioneer Natural Resources Company«	15,957,516
245,959	Swift Energy Company†«	9,629,295

		52,853,366

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

DISCOVERY FUND

Shares	Security Name	Value
Financials: 2.96%

Commercial Banks: 1.19%
229,600	Wintrust Financial Corporation«	$7,583,688

Insurance: 1.77%
237,300	Aspen Insurance Holdings Limited	6,791,526
96,628	Endurance Specialty Holdings Limited«	4,451,652

		11,243,178

Health Care: 11.63%

Biotechnology: 3.69%
200,300	Alexion Pharmaceuticals Incorporated†«	16,134,165
169,500	Pharmasset Incorporated†	7,357,995

		23,492,160

Health Care Equipment & Supplies: 3.87%
106,622	Alere Incorporated†	3,902,365
194,332	Sirona Dental Systems Incorporated†	8,119,191
92,500	Varian Medical Systems Incorporated†	6,408,400
227,778	Volcano Corporation†	6,220,617

		24,650,573

Health Care Providers & Services: 2.77%
153,000	AmerisourceBergen Corporation	5,220,360
191,958	Emergency Medical Services Corporation†	12,402,406

		17,622,766

Life Sciences Tools & Services: 1.30%
497,400	Bruker BioSciences Corporation†	8,256,840

Industrials: 18.53%

Aerospace & Defense: 3.23%
212,600	Embraer SA ADR	6,250,440
184,181	GeoEye Incorporated†	7,807,433
90,000	Transdigm Group Incorporated†	6,480,900

		20,538,773

Air Freight & Logistics: 1.32%
151,000	Atlas Air Worldwide Holdings Incorporated†	8,430,330

Airlines: 2.22%
312,600	Delta Air Lines Incorporated†	3,938,760
428,100	United Continental Holdings Incorporated†«	10,197,342

		14,136,102

Electrical Equipment: 1.60%
193,300	Wesco International Incorporated†	10,206,240

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

DISCOVERY FUND

Shares	Security Name	Value
Machinery: 6.10%
180,800	AGCO Corporation†	$9,159,328
291,300	Kennametal Incorporated	11,494,698
63,800	Parker Hannifin Corporation	5,505,940
208,286	Wabco Holdings Incorporated†	12,690,866

		38,850,832

Professional Services: 1.03%
104,300	Manpower Incorporated	6,545,868

Road & Rail: 3.03%
464,400	Avis Budget Group Incorporated†«	7,226,064
252,300	Kansas City Southern†	12,075,078

		19,301,142

Information Technology: 23.88%

Communications Equipment: 5.43%
147,000	Acme Packet Incorporated†	7,814,520
72,500	F5 Networks Incorporated†	9,436,600
404,086	Finisar Corporation†«	11,997,313
175,772	Hisoft Technology International Limited†«	5,308,314

		34,556,747

Internet Software & Services: 3.13%
168,283	Equinix Incorporated†«	13,674,677
88,500	OpenTable Incorporated†«	6,237,480

		19,912,157

IT Services: 2.75%
315,800	Gartner Incorporated†	10,484,560
582,862	Sapient Corporation	7,052,630

		17,537,190

Semiconductors & Semiconductor Equipment: 4.55%
507,900	ARM Holdings plc ADR«	10,538,925
438,100	Atmel Corporation†	5,397,392
415,600	NetLogic Microsystems Incorporated†	13,053,996

		28,990,313

Software: 8.02%
156,000	Concur Technologies Incorporated†«	8,101,080
181,746	Longtop Financial Technologies Limited ADR†	6,575,570
278,902	Reald Incorporated†«	7,229,140
138,000	Red Hat Incorporated†	6,299,700
411,850	SuccessFactors Incorporated†«	11,927,176
554,600	TIBCO Software Incorporated†	10,931,166

		51,063,832

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

DISCOVERY FUND

Shares	Security Name				Value
Materials: 1.53%

Chemicals: 0.42%
62,500	Kronos Worldwide Incorporated				$2,655,625

Containers & Packaging: 1.11%
216,800	Bemis Company Incorporated				7,080,688

Telecommunication Services: 5.79%

Diversified Telecommunication Services: 1.25%
963,950	Iradium Communications Incorporated†«				7,952,588

Wireless Telecommunication Services: 4.54%
231,100	NII Holdings Incorporated†				10,320,926
453,600	SBA Communications Corporation Class A†«				18,570,384

					28,891,310

Total Common Stocks (Cost $445,488,109)					617,845,251

Short-Term Investments: 27.04%

Principal			Interest Rate	Maturity Date

Corporate Bonds & Notes: 0.34%
$1,928,931	Gryphon Funding Limited(v)(a)(i)		0.00%	08/05/2011	783,532
2,537,254	VFNC Corporation(v)(a)(i)††±		0.26	09/29/2011	1,420,862

					2,204,394

Shares			Yield

Investment Companies: 26.70%
26,703,269	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.14		26,703,269
143,270,274	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.27		143,270,274
					169,973,543

Total Short-Term Investments (Cost $171,368,967)					172,177,937

Total Investments in Securities (Cost $616,857,076)*		124.09%			790,023,188
Other Assets and Liabilities, Net		(24.09)			(153,393,848)

Total Net Assets		100.00%			$636,629,340

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)

DISCOVERY FUND
±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $618,438,514 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$173,073,464
Gross unrealized depreciation	(1,488,790)

Net unrealized appreciation	$171,584,674
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
ENTERPRISE FUND

Shares	Security Name	Value
Common Stocks: 98.33%

Consumer Discretionary: 23.13%

Auto Components: 3.96%
109,400	BorgWarner Incorporated†«	$7,916,184
75,100	TRW Automotive Holdings Corporation†	3,957,770

		11,873,954

Hotels, Restaurants & Leisure: 2.93%
143,300	Marriott International Incorporated Class A	5,952,682
28,100	Panera Bread Company†«	2,844,001

		8,796,683

Internet & Catalog Retail: 3.03%
12,400	Netflix Incorporated†«	2,178,680
17,300	Priceline.com Incorporated†	6,912,215

		9,090,895

Media: 2.33%
88,500	Scripps Networks Interactive Incorporated	4,579,875
88,400	Virgin Media Incorporated«	2,408,016

		6,987,891

Multiline Retail: 4.28%
139,254	Dollar General Corporation†«	4,270,920
70,200	Kohl’s Corporation†«	3,814,668
188,700	Macy’s Incorporated	4,774,110

		12,859,698

Specialty Retail: 4.49%
144,100	Dick’s Sporting Goods Incorporated†	5,403,750
115,585	Guess Incorporated	5,469,482
73,115	Urban Outfitters Incorporated†«	2,618,248

		13,491,480

Textiles, Apparel & Luxury Goods: 2.11%
114,400	Coach Incorporated	6,327,464

Energy: 6.95%

Oil, Gas & Consumable Fuels: 6.95%
66,900	Concho Resources Incorporated†	5,865,123
59,700	Newfield Exploration Company†	4,304,967
78,900	Pioneer Natural Resources Company«	6,850,098
98,217	Swift Energy Company†	3,845,196

		20,865,384

Financials: 4.95%

Capital Markets: 3.75%
214,265	INVESCO Limited	5,155,216
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
ENTERPRISE FUND

Shares	Security Name	Value
Capital Markets (continued)
94,500	T. Rowe Price Group Incorporated	$6,099,030

		11,254,246

Consumer Finance: 1.20%
194,900	Discover Financial Services	3,611,497

Health Care: 14.50%

Biotechnology: 2.56%
95,400	Alexion Pharmaceuticals Incorporated†	7,684,470

Health Care Equipment & Supplies: 1.87%
51,279	Alere Incorporated†	1,876,811
54,100	Varian Medical Systems Incorporated†	3,748,048

		5,624,859

Health Care Providers & Services: 6.08%
186,200	AmerisourceBergen Corporation	6,353,144
60,256	Emergency Medical Services Corporation†	3,893,140
50,400	Express Scripts Incorporated†	2,724,120
59,900	Laboratory Corporation of America Holdings†«	5,266,408

		18,236,812

Health Care Technology: 1.74%
55,300	Cerner Corporation†«	5,239,122

Life Sciences Tools & Services: 2.25%
162,700	Agilent Technologies Incorporated†	6,740,661

Industrials: 19.96%

Aerospace & Defense: 2.93%
42,100	Precision Castparts Corporation	5,860,741
40,900	Transdigm Group Incorporated†	2,945,209

		8,805,950

Air Freight & Logistics: 1.10%
59,000	Atlas Air Worldwide Holdings Incorporated†	3,293,970

Airlines: 1.02%
242,700	Delta Air Lines Incorporated†	3,058,020

Electrical Equipment: 1.31%
54,900	Rockwell Automation Incorporated	3,936,879

Machinery: 10.67%
75,600	AGCO Corporation†	3,829,896
69,791	Cummins Incorporated	7,677,708
53,300	Eaton Corporation	5,410,483
106,851	Kennametal Incorporated	4,216,340
56,200	Parker Hannifin Corporation	4,850,060
99,260	Wabco Holdings Incorporated†	6,047,912

		32,032,399

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
ENTERPRISE FUND

Shares	Security Name	Value
Professional Services: 1.03%
49,100	Manpower Incorporated	$3,081,516

Road & Rail: 1.90%
118,900	Kansas City Southern†	5,690,554

Information Technology: 22.78%

Communications Equipment: 3.66%
45,404	F5 Networks Incorporated†	5,909,785
171,200	Finisar Corporation†«	5,082,928

		10,992,713

Computers & Peripherals: 1.62%
88,345	NetApp Incorporated†	4,855,441

Internet Software & Services: 2.95%
73,064	Equinix Incorporated†«	5,937,181
41,700	OpenTable Incorporated†«	2,939,016

		8,876,197

IT Services: 3.18%
72,700	Cognizant Technology Solutions Corporation Class A†	5,328,183
102,400	Teradata Corporation†	4,214,784

		9,542,967

Semiconductors & Semiconductor Equipment: 4.17%
63,600	Altera Corporation	2,262,888
208,100	Atmel Corporation†	2,563,792
173,800	Marvell Technology Group Limited†	3,223,990
142,000	NetLogic Microsystems Incorporated†«	4,460,220

		12,510,890

Software: 7.20%
89,200	Citrix Systems Incorporated†	6,102,172
60,700	Concur Technologies Incorporated†«	3,152,151
95,000	Red Hat Incorporated†	4,336,750
39,200	Salesforce.com Incorporated†	5,174,400
144,400	TIBCO Software Incorporated†	2,846,124

		21,611,597

Materials: 0.89%

Chemicals: 0.89%
77,600	LyondellBasell Class A†	2,669,440

Telecommunication Services: 5.17%

Wireless Telecommunication Services: 5.17%
103,964	American Tower Corporation Class A†	5,368,701
126,300	NII Holdings Incorporated†	5,640,558
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
ENTERPRISE FUND

Shares	Security Name				Value
Wireless Telecommunication Services (continued)
109,800	SBA Communications Corporation Class A†				$4,495,212

					15,504,471

Total Common Stocks (Cost $222,279,028)					295,148,120

Principal			Interest Rate	Maturity Date
Short-Term Investments: 17.14%

Corporate Bonds and Notes: 0.72%
$1,896,547	Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	770,377
2,494,657	VFNC Corporation††±(a)(i)(v)		0.26	09/29/2011	1,397,008

					2,167,385

Shares			Yield
Investment Companies: 16.42%
4,548,462	Wells Fargo Advantage Cash Investment Money Market Fund(u)(l)		0.14		4,548,462
44,719,006	Wells Fargo Securities Lending Cash Investments, LLC(u)(l)(v)		0.27		44,719,006

					49,267,468

Total Short-Term Investments (Cost $50,639,464)					51,434,853

Total Investments in Securities (Cost $272,918,492)*		115.47%			346,582,973

Other Assets and Liabilities, Net		(15.47)			(46,435,565)

Total Net Assets		100.00%			$300,147,408

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

*	Cost for federal income tax purposes is $272,967,819 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$74,655,308
Gross unrealized depreciation	(1,040,154)

Net unrealized appreciation	$73,615,154
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
GROWTH OPPORTUNITIES FUND

Shares	Security Name	Value
Common Stocks: 98.50%

Consumer Discretionary: 27.93%

Auto Components: 0.68%
6,900	Gentex Corporation	$203,964

Distributors: 0.80%
10,510	LKQ Corporation†	238,787

Diversified Consumer Services: 4.13%
7,630	Apollo Group Incorporated Class A†	301,309
30,060	Bridgepoint Education Incorporated†	571,140
6,490	Coinstar Incorporated«†	366,296

		1,238,745

Hotels, Restaurants & Leisure: 8.07%
15,870	Gaylord Entertainment Company«†	570,368
8,500	Hyatt Hotels Corporation Class A†	388,960
5,810	Penn National Gaming Incorporated†	204,222
80,340	Scientific Games Corporation Class A†	800,186
10,070	WMS Industries Incorporated«†	455,567

		2,419,303

Household Durables: 1.60%
6,400	Harman International Industries Incorporated†	296,320
3,200	Mohawk Industries Incorporated†	181,632

		477,952

Internet & Catalog Retail: 0.91%
10,820	Expedia Incorporated	271,474

Leisure Equipment & Products: 1.58%
6,050	Polaris Industries Incorporated«	472,021

Media: 4.83%
37,240	Interpublic Group of Companies Incorporated†	395,489
37,820	Live Nation Incorporated†	431,904
31,190	National CineMedia Incorporated	620,993

		1,448,386

Specialty Retail: 3.41%
8,140	Dick’s Sporting Goods Incorporated«†	305,250
14,370	Express Incorporated	270,156
8,980	GameStop Corporation Class A†	205,462
5,100	Guess? Incorporated	241,332

		1,022,200

Textiles, Apparel & Luxury Goods: 1.92%
9,140	Phillips-Van Heusen Corporation	575,911

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
GROWTH OPPORTUNITIES FUND

Shares	Security Name	Value
Energy: 2.56%

Oil, Gas & Consumable Fuels: 2.56%
9,930	Brigham Exploration Company«†	$270,493
6,000	Nordic American Tanker Shipping Limited	156,120
2,900	Whiting Petroleum Corporation†	339,851

		766,464

Financials: 2.90%

Capital Markets: 0.80%
7,310	Raymond James Financial Incorporated	239,037

Consumer Finance: 0.42%
9,700	Netspend Holdings Incorporated†	124,354

Insurance: 1.19%
2,520	Allied World Assurance Company	149,789
4,440	The Hanover Insurance Group Incorporated«	207,437

		357,226

Real Estate Management & Development: 0.49%
7,200	CB Richard Ellis Group Incorporated Class A†	147,456

Health Care: 13.48%

Biotechnology: 3.98%
14,840	Acorda Therapeutics Incorporated«†	404,538
4,090	Gen-Probe Incorporated«†	238,652
11,210	Onyx Pharmaceuticals Incorporated«†	413,313
3,850	Vertex Pharmaceuticals Incorporated«†	134,866

		1,191,369

Health Care Equipment & Supplies: 2.13%
5,300	DENTSPLY International Incorporated	181,101
8,000	Lincare Holdings Incorporated	214,640
5,840	Sirona Dental Systems Incorporated«†	243,995

		639,736

Health Care Technology: 1.40%
6,010	Quality Systems Incorporated	419,618

Life Sciences Tools & Services: 0.71%
8,180	PerkinElmer Incorporated	211,208

Pharmaceuticals: 5.26%
15,740	Auxilium Pharmaceuticals Incorporated†	332,114
9,200	Impax Laboratories Incorporated†	185,012
13,670	Mylan Laboratories Incorporated†	288,847
5,040	Perrigo Company	319,183
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
GROWTH OPPORTUNITIES FUND

Shares	Security Name	Value
Pharmaceuticals (continued)
15,970	Valeant Pharmaceuticals International Incorporated†	$451,791

		1,576,947

Industrials: 20.61%

Aerospace & Defense: 0.92%
4,020	Esterline Technologies Corporation†	275,732

Air Freight & Logistics: 2.02%
6,940	Atlas Air Worldwide Holdings Incorporated†	387,460
10,230	UTI Worldwide Incorporated	216,876

		604,336

Commercial Services & Supplies: 8.53%
2,900	Clean Harbors Incorporated«†	243,832
15,020	Corporate Executive Board Company	564,001
4,510	IHS Incorporated Class A†	362,559
7,670	Manpower Incorporated«	481,369
17,770	Resources Connection Incorporated	330,344
5,160	Ritchie Brothers Auctioneers Incorporated«	118,938
22,430	Sykes Enterprises Incorporated«†	454,432

		2,555,475

Construction & Engineering: 0.51%
3,700	URS Corporation†	153,957

Electrical Equipment: 0.49%
2,200	Regal-Beloit Corporation	146,872

Machinery: 5.54%
7,460	Gardner Denver Incorporated«	513,397
8,000	Kennametal Incorporated	315,680
5,200	Navistar International Corporation†	301,132
4,880	Oshkosh Truck Corporation†	171,971
7,530	Timken Company	359,407

		1,661,587

Road & Rail: 1.30%
26,890	Hertz Global Holdings Incorporated«†	389,636

Trading Companies & Distributors: 1.30%
7,370	Wesco International Incorporated«†	389,136

Information Technology: 22.83%

Communications Equipment: 0.80%
8,040	Blue Coat Systems Incorporated†	240,155

Electronic Equipment & Instruments: 0.99%
4,440	Dolby Laboratories Incorporated Class A«†	296,148

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
GROWTH OPPORTUNITIES FUND

Shares	Security Name	Value
Internet Software & Services: 4.79%
41,266	GSI Commerce Incorporated«†	$957,371
3,800	Monster Worldwide Incorporated†	89,794
8,450	VistaPrint NV†	388,700

		1,435,865

IT Services: 8.29%
9,220	Alliance Data Systems Corporation«†	654,897
7,800	Booz Allen Hamilton Holding Corporation†	151,554
9,640	Euronet Worldwide Incorporated†	168,122
9,300	Fleetcor Technologies Incorporated†	287,556
10,590	Gartner Incorporated«†	351,588
24,490	Sapient Corporation	296,329
12,500	Wright Express Corporation†	575,000

		2,485,046

Semiconductors & Semiconductor Equipment: 5.68%
26,000	JA Solar Holdings Company Limited«†	179,920
30,940	Microsemi Corporation†	708,526
69,820	PMC-Sierra Incorporated«†	599,754
15,280	Teradyne Incorporated«†	214,531

		1,702,731

Software: 2.28%
3,800	Blackboard Incorporated†	156,940
6,110	Micros Systems Incorporated†	267,985
29,850	Tivo Incorporated«†	257,606

		682,531

Materials: 1.50%

Chemicals: 1.50%
6,550	Celanese Corporation Class A	269,664
7,800	Solutia Incorporated†	180,024

		449,688

Telecommunication Services: 6.69%

Wireless Telecommunication Services: 6.69%
32,000	MetroPCS Communications Incorporated«†	404,160
23,730	NII Holdings Incorporated†	1,059,782
13,250	SBA Communications Corporation Class A«†	542,452

		2,006,394

Total Common Stocks (Cost $23,574,613)		29,517,447

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
GROWTH OPPORTUNITIES FUND

Shares	Security Name		Yield	Value
Short-Term Investments: 27.71%

Investment Companies: 27.71%
331,181	Wells Fargo Advantage Cash Investment Fund(l)(u)		0.14	$331,181
7,973,860	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.27	7,973,860

Total Short-Term Investments (Cost $8,305,041)				8,305,041

Total Investments in Securities (Cost $31,879,654)*		126.21%		37,822,488

Other Assets and Liabilities, Net		(26.21)		(7,854,764)

Total Net Assets		100.00%		$29,967,724

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $31,946,852 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,130,101
Gross unrealized depreciation	(254,465)

Net unrealized appreciation	$5,875,636
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
MID CAP GROWTH FUND

Shares	Security Name	Value
Common Stocks: 97.85%

Consumer Discretionary: 23.11%

Auto Components: 0.67%
122,100	Gentex Corporation	$3,609,276

Distributors: 0.82%
194,600	LKQ Corporation†	4,421,312

Diversified Consumer Services: 1.01%
138,500	Apollo Group Incorporated Class A†	5,469,365

Hotels, Restaurants & Leisure: 6.62%
154,250	Hyatt Hotels Corporation Class A«†	7,058,480
111,500	Marriott International Incorporated Class A	4,631,710
103,000	Penn National Gaming Incorporated†	3,620,450
1,186,285	Scientific Games Corporation Class A†	11,815,399
189,413	WMS Industries Incorporated«†	8,569,044

		35,695,083

Household Durables: 1.58%
115,600	Harman International Industries Incorporated†	5,352,280
55,800	Mohawk Industries Incorporated†	3,167,208

		8,519,488

Internet & Catalog Retail: 1.49%
194,500	Expedia Incorporated	4,880,005
7,900	Priceline.com Incorporated†	3,156,445

		8,036,450

Leisure Equipment & Products: 1.67%
115,532	Polaris Industries Incorporated«	9,013,807

Media: 4.76%
719,800	Interpublic Group of Companies Incorporated†	7,644,276
655,156	Live Nation Incorporated«†	7,481,882
528,661	National Cinemedia Incorporated	10,525,641

		25,651,799

Specialty Retail: 2.47%
148,000	Dick’s Sporting Goods Incorporated†	5,550,000
147,700	GameStop Corporation Class A«†	3,379,376
92,400	Guess Incorporated	4,372,368

		13,301,744

Textiles, Apparel & Luxury Goods: 2.02%
172,900	Phillips-Van Heusen Corporation«	10,894,429

Energy: 4.90%

Oil, Gas & Consumable Fuels: 4.90%
53,000	Brigham Exploration Company«†	1,443,720
78,500	Concho Resources Incorporated†	6,882,095
142,200	QEP Resources Incorporated	5,163,282
145,650	Range Resources Corporation	6,551,337
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
MID CAP GROWTH FUND

Shares	Security Name	Value
Oil, Gas & Consumable Fuels (continued)
54,357	Whiting Petroleum Corporation†	$6,370,097

		26,410,531

Financials: 3.67%

Capital Markets: 1.10%
182,100	Raymond James Financial Incorporated«	5,954,670

Insurance: 1.73%
88,600	Allied World Assurance Company	5,266,384
86,800	The Hanover Insurance Group Incorporated«	4,055,296

		9,321,680

Real Estate Management & Development: 0.84%
220,630	CB Richard Ellis Group Incorporated Class A†	4,518,502

Health Care: 16.16%

Biotechnology: 4.40%
264,400	Acorda Therapeutics Incorporated†	7,207,544
79,700	Gen-Probe Incorporated«†	4,650,495
204,900	Onyx Pharmaceuticals Incorporated«†	7,554,663
122,800	Vertex Pharmaceuticals Incorporated«†	4,301,684

		23,714,386

Health Care Equipment & Supplies: 1.32%
94,100	DENTSPLY International Incorporated	3,215,397
145,600	Lincare Holdings Incorporated	3,906,448

		7,121,845

Life Sciences Tools & Services: 0.86%
180,700	PerkinElmer Incorporated	4,665,674

Pharmaceuticals: 9.58%
264,700	Auxilium Pharmaceuticals Incorporated†	5,585,170
184,200	Forest Laboratories Incorporated†	5,890,716
293,300	Mylan Laboratories Incorporated«†	6,197,429
92,900	Perrigo Company«	5,883,357
191,200	Shire plc ADR«	13,839,056
335,100	Valeant Pharmaceuticals International Incorporated«†	9,479,979
211,900	Warner Chilcott Limited	4,780,464

		51,656,171

Industrials: 17.18%

Aerospace & Defense: 1.39%
143,400	ITT Corporation	7,472,574

Air Freight & Logistics: 0.73%
185,300	UTI Worldwide Incorporated	3,928,360

Commercial Services & Supplies: 1.30%
87,500	IHS Incorporated Class A†	7,034,125

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
MID CAP GROWTH FUND

Shares	Security Name	Value
Construction & Engineering: 0.83%
107,700	URS Corporation†	$4,481,397

Electrical Equipment: 2.84%
42,000	Regal-Beloit Corporation	2,803,920
96,200	Thomas & Betts Corporation†	4,646,460
148,500	Wesco International Incorporated«†	7,840,800

		15,291,180

Machinery: 7.02%
131,302	Gardner Denver Incorporated«	9,036,204
92,900	Ingersoll-Rand plc«	4,374,661
137,800	Kennametal Incorporated	5,437,588
98,500	Navistar International Corporation†	5,704,135
90,700	Oshkosh Corporation†	3,196,268
138,500	Timken Company	6,610,605
57,800	Wabco Holdings Incorporated†	3,521,754

		37,881,215

Professional Services: 1.73%
148,500	Manpower Incorporated«	9,319,860

Road & Rail: 1.34%
498,200	Hertz Global Holdings Incorporated«†	7,218,918

Information Technology: 22.66%

Electronic Equipment & Instruments: 1.01%
81,700	Dolby Laboratories Incorporated Class A«†	5,449,390

Internet Software & Services: 4.88%
754,334	GSI Commerce Incorporated«†	17,500,549
67,400	Monster Worldwide Incorporated«†	1,592,662
157,454	VistaPrint NV†	7,242,884

		26,336,095

IT Services: 7.63%
187,100	Alliance Data Systems Corporation«†	13,289,713
156,150	Booz Allen Hamilton Holding Corporation†	3,033,995
36,500	Cognizant Technology Solutions Corporation Class A†	2,675,085
164,100	Fleetcor Technologies Incorporated†	5,073,972
220,391	Gartner Incorporated†	7,316,981
212,316	Wright Express Corporation«†	9,766,536

		41,156,282

Semiconductors & Semiconductor Equipment: 6.30%
348,400	Marvell Technology Group Limited†	6,462,820
555,246	Microsemi Corporation†	12,715,133
1,249,800	PMC-Sierra Incorporated†	10,735,782
287,100	Teradyne Incorporated«†	4,030,884

		33,944,619

Software: 2.84%
555,400	Activision Blizzard Incorporated	6,909,176
99,000	Micros Systems Incorporated†	4,342,140
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
MID CAP GROWTH FUND

Shares	Security Name				Value
Software (continued)
469,200	Tivo Incorporated«†				$4,049,196

					15,300,512

Materials: 2.82%

Chemicals: 2.82%
132,900	Celanese Corporation Class A				5,471,493
123,000	Ecolab Incorporated				6,201,660
153,400	Solutia Incorporated†				3,540,472

					15,213,625

Telecommunication Services: 7.35%

Wireless Telecommunication Services: 7.35%
588,000	MetroPCS Communications Incorporated«†				7,426,440
460,774	NII Holdings Incorporated†				20,578,167
283,900	SBA Communications Corporation Class A«†				11,622,864

					39,627,471

Total Common Stocks (Cost $427,471,885)					527,631,835

Principal			Interest Rate	Maturity Date
Short-Term Investments: 17.81%

Corporate Bonds and Notes: 0.17%
$805,918	Gryphon Funding Limited(v)(a)(i)		0.00%	08/05/2011	327,364
1,060,079	VFNC Corporation(v)††±(a)(i)		0.26	09/29/2011	593,644

					921,008

Shares			Yield
Investment Companies: 17.64%
12,868,446	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.14		12,868,446
82,259,339	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.27		82,259,339

					95,127,785

Total Short-Term Investments (Cost $95,710,801)					96,048,793

Total Investments in Securities (Cost $523,182,686)*		115.66%			$623,680,628

Other Assets and Liabilities, Net		(15.66)			(84,444,272)

Total Net Assets		100.00%			$539,236,356

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
MID CAP GROWTH FUND

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $524,724,186 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$105,825,423
Gross unrealized depreciation	(6,868,981)

Net unrealized appreciation	$98,956,442
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS – December 31, 2010 (UNAUDITED)
OPPORTUNITY FUND

Shares	Security Name		Value

Common Stocks: 92.40%

Consumer Discretionary: 18.73%

Auto Components: 1.25%
483,500		Johnson Controls Incorporated		$18,469,700

Diversified Consumer Services: 1.32%
496,111		Apollo Group Incorporated Class A†		19,591,423

Hotels, Restaurants & Leisure: 2.36%
390,700		Carnival Corporation		18,015,177
362,900		Darden Restaurants Incorporated		16,853,076

				34,868,253

Internet & Catalog Retail: 1.22%
1,144,900		Liberty Media Interactive Corporation Series A†		18,055,073

Media: 6.08%
525,200		Cablevision Systems Corporation New York Group Class A«		17,772,768
1,019,100		Comcast Corporation Class A		21,207,471
422,000		Liberty Global Incorporated Series A«†		14,930,360
420,800		Omnicom Group Incorporated«		19,272,640
324,550		Scripps Networks Interactive Incorporated		16,795,463

				89,978,702

Multiline Retail: 4.11%
378,300		Kohl’s Corporation†		20,556,822
489,017		Nordstrom Incorporated«		20,724,540
324,100		Target Corporation«		19,488,133

				60,769,495

Specialty Retail: 2.39%
430,800		Best Buy Company Incorporated		14,772,132
906,200		Staples Incorporated		20,634,174

				35,406,306

Consumer Staples: 3.80%

Food & Staples Retailing: 1.40%
922,800		Kroger Company		20,633,808

Food Products: 1.09%
452,400		General Mills Incorporated		16,100,916

Household Products: 1.31%
281,500		Church & Dwight Company Incorporated«		19,429,130

Energy: 8.83%

Energy Equipment & Services: 4.55%
338,600		National Oilwell Varco Incorporated		22,770,850
283,500		Transocean Limited«†		19,706,085
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS – December 31, 2010 (UNAUDITED)
OPPORTUNITY FUND

Shares	Security Name	Value

Energy Equipment & Services (continued)
1,088,600	Weatherford International Limited†	$24,820,080

		67,297,015

Oil, Gas & Consumable Fuels: 4.28%
161,600	Apache Corporation	19,267,568
140,600	Peabody Energy Corporation	8,995,588
382,063	Range Resources Corporation«	17,185,194
478,300	Southwestern Energy Company†	17,902,769

		63,351,119

Financials: 14.80%

Capital Markets: 2.71%
169,990	Bank of New York Mellon Corporation«	5,133,698
828,497	INVESCO Limited	19,933,638
795,322	TD Ameritrade Holding Corporation	15,103,165

		40,170,501

Commercial Banks: 2.60%
766,339	Branch Banking & Trust Corporation«	20,147,052
298,737	City National Corporation«	18,330,502

		38,477,554

Insurance: 4.62%
260,200	ACE Limited	16,197,450
342,700	Reinsurance Group of America Incorporated	18,406,417
265,506	RenaissanceRe Holdings Limited	16,910,077
851,614	The Progressive Corporation	16,921,570

		68,435,514

Real Estate Investment Trusts (REITs): 3.67%
1,001,350	BioMed Realty Trust Incorporated«	18,675,178
178,300	Equity Residential	9,262,685
499,487	Host Hotels & Resorts Incorporated«	8,925,833
658,000	LaSalle Hotel Properties	17,371,200

		54,234,896

Thrifts & Mortgage Finance: 1.20%
1,264,700	People’s United Financial Incorporated«	17,718,447

Health Care: 9.50%

Biotechnology: 1.12%
268,539	Cephalon Incorporated«†	16,574,227

Health Care Equipment & Supplies: 3.62%
192,200	C.R. Bard Incorporated«	17,638,194
423,600	Covidien Limited	19,341,576
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS – December 31, 2010 (UNAUDITED)
OPPORTUNITY FUND

Shares	Security Name	Value

Health Care Equipment & Supplies (continued)
310,968	Zimmer Holdings Incorporated«†	$16,692,762

		53,672,532

Health Care Providers & Services: 2.33%
2,039,500	Health Management Associates Incorporated Class A«†	19,456,830
213,000	McKesson Corporation	14,990,940

		34,447,770

Life Sciences Tools & Services: 2.43%
317,400	Thermo Fisher Scientific Incorporated†	17,571,264
236,300	Waters Corporation†	18,362,873

		35,934,137

Industrials: 13.29%

Aerospace & Defense: 0.99%
250,300	Rockwell Collins Incorporated	14,582,478

Building Products: 1.32%
1,543,500	Masco Corporation«	19,540,710

Commercial Services & Supplies: 2.54%
336,647	Manpower Incorporated	21,127,966
550,700	Republic Services Incorporated	16,443,902

		37,571,868

Construction & Engineering: 1.31%
421,600	Jacobs Engineering Group Incorporated†	19,330,360

Electrical Equipment: 1.97%
408,600	AMETEK Incorporated	16,037,550
182,600	Rockwell Automation Incorporated	13,094,246

		29,131,796

Machinery: 4.08%
346,200	Dover Corporation	20,235,390
373,200	Illinois Tool Works Incorporated	19,928,880
58,162	Oshkosh Corporation†	2,049,629
367,800	Pall Corporation	18,235,524

		60,449,423

Road & Rail: 1.08%
391,882	J.B. Hunt Transport Services Incorporated«	15,992,704

Information Technology: 17.68%

Communications Equipment: 1.15%
437,500	Polycom Incorporated«†	17,053,750

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS – December 31, 2010 (UNAUDITED)
OPPORTUNITY FUND

Shares	Security Name	Value

Computers & Peripherals: 1.03%
275,400	NetApp Incorporated«†	$15,135,984

Electronic Equipment & Instruments: 1.28%
358,700	Amphenol Corporation Class A	18,932,186

Internet Software & Services: 1.62%
160,500	Akamai Technologies Incorporated†	7,551,525
202,300	Equinix Incorporated«†	16,438,898

		23,990,423

IT Services: 4.34%
309,366	Alliance Data Systems Corporation«†	21,974,267
503,146	Global Payments Incorporated	23,250,377
84,783	MasterCard Incorporated	19,000,718

		64,225,362

Semiconductors & Semiconductor Equipment: 4.87%
398,400	Altera Corporation«	14,175,072
2,204,000	ARM Holdings plc	14,545,666
906,000	Microsemi Corporation†	20,747,400
2,286,500	ON Semiconductor Corporation«†	22,590,620

		72,058,758

Software: 3.39%

Software: 3.39%
503,400	Autodesk Incorporated«†	19,229,880
940,300	Electronic Arts Incorporated«†	15,402,114
339,800	Red Hat Incorporated†	15,511,870

		50,143,864

Materials: 4.87%

Chemicals: 1.55%
240,200	Praxair Incorporated«	22,931,894

Containers & Packaging: 2.58%
597,300	Crown Holdings Incorporated†	19,937,874
718,700	Sealed Air Corporation«	18,290,915

		38,228,789

Metals & Mining: 0.74%
142,100	Agnico-Eagle Mines Limited«ÞÞÞ	10,899,070

Telecommunication Services: 0.90%

Wireless Telecommunication Services: 0.90%
259,500	American Tower Corporation Class A†	13,400,580

Total Common Stocks (Cost $974,433,515)		1,367,216,517

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS – December 31, 2010 (UNAUDITED)
OPPORTUNITY FUND

Shares	Security Name				Value

Investment Companies: 0.99%
89,000	SPDR S&P MidCap 400 ETF Trust				$14,656,520

Total Investment Companies (Cost $14,786,113)					14,656,520

Principal			Interest Rate	Maturity Date

Short-Term Investments: 26.58%

Corporate Bonds and Notes: 0.39%
$5,066,895	Gryphon Funding Limited(v)(a)(i)		0.00%	08/05/2011	2,058,173
6,664,831	VFNC Corporation(v)††±(a)(i)		0.26	09/29/2011	3,732,305

					5,790,478

Shares			Yield

Investment Companies: 26.19%
110,822,534	Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.14		110,822,534
276,610,778	Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)		0.27		276,610,778

					387,433,312

Total Short-Term Investments (Cost $391,098,795)					393,223,790

Total Investments in Securities (Cost $1,380,318,423)*		119.97%			$1,775,096,827

Other Assets and Liabilities, Net		(19.97)			(295,512,701)

Total Net Assets		100.00%			$1,479,584,126

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,401,781,676 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$410,115,095
Gross unrealized depreciation	(36,799,944)

Net unrealized appreciation	$373,315,151
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL/MID CAP CORE FUND

Shares	Security Name	Value

Common Stocks: 98.83%

Consumer Discretionary: 11.99%

Auto Components: 1.32%
13,915	Fuel Systems Solutions Incorporated†	$408,823

Hotels, Restaurants & Leisure: 1.98%
38,600	Domino’s Pizza Incorporated†	615,670

Media: 1.14%
12,020	DreamWorks Animation SKG Incorporated Class A†«	354,229

Multiline Retail: 3.57%
15,735	Big Lots Incorporated†	479,288
12,715	Family Dollar Stores Incorporated	632,063

		1,111,351

Specialty Retail: 2.16%
10,640	Ross Stores Incorporated	672,980

Textiles, Apparel & Luxury Goods: 1.82%
17,710	Wolverine World Wide Incorporated	564,595

Energy: 7.55%

Energy Equipment & Services: 3.53%
13,440	Helmerich & Payne Incorporated«	651,571
12,480	Noble Corporation	446,410

		1,097,981

Oil, Gas & Consumable Fuels: 4.02%
6,800	Cimarex Energy Company	602,004
5,540	Whiting Petroleum Corporation†	649,233

		1,251,237

Financials: 18.03%

Capital Markets: 3.73%
18,270	Federated Investors Incorporated Class B«	478,126
34,425	Financial Engines Incorporated†	682,648

		1,160,774

Commercial Banks: 3.58%
12,936	Commerce Bancshares Incorporated«	513,931
9,780	Cullen Frost Bankers Incorporated«	597,754

		1,111,685

Diversified Financial Services: 1.41%
18,550	NASDAQ OMX Group Incorporated†	439,821

Insurance: 5.54%
19,320	American Financial Group Incorporated	623,843
17,990	HCC Insurance Holdings Incorporated	520,631
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL/MID CAP CORE FUND

Shares	Security Name	Value

Insurance (continued)
12,830	Platinum Underwriters Holdings Limited«	$576,965

		1,721,439

Real Estate Investment Trusts (REITs): 1.86%
11,230	Digital Reality Trust Incorporated«	578,794

Real Estate Management & Development: 1.91%
28,990	CB Richard Ellis Group Incorporated Class A†	593,715

Health Care: 13.22%

Health Care Providers & Services: 6.15%
22,885	AmerisourceBergen Corporation	780,836
6,735	Laboratory Corporation of America Holdings†«	592,141
11,445	Magellan Health Services Incorporated†	541,120

		1,914,097

Life Sciences Tools & Services: 2.34%
9,355	Waters Corporation†	726,977

Pharmaceuticals: 4.73%
18,865	Endo Pharmaceuticals Holdings Incorporated†«	673,669
20,735	Par Pharmaceutical Companies Incorporated†	798,505

		1,472,174

Industrials: 15.14%

Air Freight & Logistics: 1.93%
10,770	Atlas Air Worldwide Holdings Incorporated†	601,289

Commercial Services & Supplies: 1.63%
18,910	Brink’s Company	508,301

Construction & Engineering: 1.97%
23,120	Insituform Technologies Incorporated Class A†«	612,911

Electrical Equipment: 4.96%
31,790	GrafTech International Limited†«	630,714
22,385	Polypore International Incorporated†«	911,741

		1,542,455

Machinery: 2.39%
14,960	Pall Corporation	741,717

Professional Services: 2.26%
50,435	Dolan Media Company†«	702,055

Information Technology: 20.72%

Communications Equipment: 6.83%
50,135	Cogo Group Incorporated†	443,695
9,595	Harris Corporation	434,654
18,985	InterDigital Incorporated	790,535
66,945	Tellabs Incorporated	453,887

		2,122,771

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL/MID CAP CORE FUND

Shares	Security Name			Value

Electronic Equipment & Instruments: 2.67%
56,580	Vishay Intertechnology Incorporated†«			$830,594

Internet Software & Services: 1.85%
20,105	IAC InterActive Corporation†			577,014

Semiconductors & Semiconductor Equipment: 4.01%
106,310	Lattice Semiconductor Corporation†			644,239
18,630	Novellus Systems Incorporated†			602,122

				1,246,361

Software: 5.36%
12,595	BMC Software Incorporated†			593,728
54,420	TIBCO Software Incorporated†			1,072,616

				1,666,344

Materials: 4.83%

Chemicals: 4.83%
12,205	Albemarle Corporation			680,795
10,280	FMC Corporation«			821,269

				1,502,064

Telecommunication Services: 2.26%

Diversified Telecommunication Services: 2.26%
15,220	CenturyTel Incorporated			702,707

Utilities: 5.09%

Gas Utilities: 3.84%
11,565	Energen Corporation			558,127
9,670	National Fuel Gas Company«			634,545

				1,192,672

Multi-Utilities: 1.25%
19,255	MDU Resources Group Incorporated			390,299

Total Common Stocks (Cost $25,031,877)				30,735,896

			Yield

Short-Term Investments: 28.31%

Investment Companies: 28.31%
428,860	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.14%	428,860
8,373,774	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)		0.27	8,373,774

Total Short-Term Investments (Cost $8,802,634)				8,802,634

Total Investments in Securities (Cost $33,834,511)*		127.14%		39,538,530

Other Assets and Liabilities, Net		(27.14)		(8,439,770)

Total Net Assets		100.00%		$31,098,760

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
SMALL/MID CAP CORE FUND

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $33,839,344 and net unrealized appreciation (depreciation) constists of:

Gross unrealized appreciation	$6,574,478
Gross unrealized depreciation	(875,292)

Net unrealized appreciation	$5,699,186
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS – December 31, 2010 (UNAUDITED)
SPECIAL MID CAP VALUE FUND

Shares	Security Name	Value

Common Stocks: 96.91%

Consumer Discretionary: 8.18%

Auto Components: 1.76%
70,900	Lear Corporation†	$6,998,539
311,937	Modine Manufacturing Company†	4,835,024

		11,833,563

Hotels, Restaurants & Leisure: 0.81%
1,177,410	Wendy’s Arby’s Group Incorporated	5,439,634

Household Durables: 3.35%
195,132	Jarden Corporation	6,023,725
193,671	Mohawk Industries Incorporated«†	10,992,766
82,900	Stanley Black & Decker Incorporated	5,543,523

		22,560,014

Media: 0.72%
11,099	Washington Post Company Class B«	4,878,011

Specialty Retail: 1.54%
322,285	Rent-A-Center Incorporated«	10,403,360

Consumer Staples: 7.01%

Food & Staples Retailing: 4.46%
634,604	Kroger Company	14,189,745
408,100	Walgreen Company	15,899,576

		30,089,321

Food Products: 2.55%
160,507	Ralcorp Holdings Incorporated«†	10,434,560
383,588	Sara Lee Corporation	6,716,626

		17,151,186

Energy: 9.61%

Energy Equipment & Services: 4.68%
75,100	Atwood Oceanics Incorporated«†	2,806,487
146,066	Ensco International plc ADR	7,797,003
297,211	Exterran Holdings Incorporated«†	7,118,203
588,204	Nabors Industries Limited†	13,799,266

		31,520,959

Oil, Gas & Consumable Fuels: 4.93%
136,410	Cimarex Energy Company	12,076,377
194,443	Comstock Resources Incorporated«†	4,775,520
247,589	Forest Oil Corporation«†	9,400,954
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS – December 31, 2010 (UNAUDITED)
SPECIAL MID CAP VALUE FUND

Shares	Security Name	Value

Oil, Gas & Consumable Fuels (continued)
187,000	Southwestern Energy Company†	$6,999,410

		33,252,261

Financials: 21.50%

Capital Markets: 1.87%
171,400	Alliance Bernstein Holding LP	3,998,762
155,700	Northern Trust Corporation«	8,627,337

		12,626,099

Commercial Banks: 7.80%
143,500	BOK Financial Corporation	7,662,900
1,480,491	CapitalSource Incorporated	10,511,486
33,922	Commerce Bancshares Incorporated«	1,347,737
850,300	CVB Financial Corporation«	7,372,101
416,000	Fifth Third Bancorp	6,106,880
653,491	Huntington Bancshares Incorporated	4,489,483
574,646	KeyCorp	5,085,617
240,380	UMB Financial Corporation	9,956,540

		52,532,744

Consumer Finance: 0.90%
328,450	Discover Financial Services«	6,086,179

Insurance: 8.85%
38,958	Allied World Assurance Company	2,315,664
374,700	Allstate Corporation	11,945,436
201,188	Assured Guaranty Limited«	3,561,028
289,003	Brown & Brown Incorporated«	6,918,732
758,147	Fidelity National Title Group Incorporated«	10,371,451
355,400	Hartford Financial Services Group Incorporated	9,414,546
561,000	Stewart Information Services Corporation«	6,468,330
283,069	Validus Holdings Limited	8,664,742

		59,659,929

Real Estate Investment Trusts (REITs): 0.41%
146,217	Weyerhaeuser Company	2,767,888

Real Estate Management & Development: 0.57%
197,396	Forestar Real Estate Group Incorporated«†	3,809,743

Thrifts & Mortgage Finance: 1.10%
529,640	People’s United Financial Incorporated«	7,420,256

Health Care: 8.83%

Biotechnology: 1.11%
121,201	Cephalon Incorporated«†	7,480,526

Health Care Equipment & Supplies: 1.14%
143,800	Zimmer Holdings Incorporated«†	7,719,184

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS – December 31, 2010 (UNAUDITED)
SPECIAL MID CAP VALUE FUND

Shares	Security Name	Value

Health Care Providers & Services: 4.53%
96,600	McKesson Corporation	$6,798,708
499,655	Omnicare Incorporated«	12,686,240
204,900	Quest Diagnostics Incorporated	11,058,453

		30,543,401

Life Sciences Tools & Services: 1.41%
348,996	Pharmaceutical Product Development Incorporated«	9,471,751

Pharmaceuticals: 0.64%
134,229	Forest Laboratories Incorporated†	4,292,643

Industrials: 16.83%

Aerospace & Defense: 3.10%
241,297	ITT Corporation«	12,573,987
118,000	L-3 Communications Holdings Incorporated	8,317,820

		20,891,807

Air Freight & Logistics: 1.50%
108,400	FedEx Corporation	10,082,284

Building Products: 2.15%
261,424	Owens Corning Incorporated«†	8,143,358
377,500	USG Corporation«†	6,353,325

		14,496,683

Commercial Services & Supplies: 2.62%
55,540	Dun & Bradstreet Corporation	4,559,279
173,503	Iron Mountain Incorporated«	4,339,310
70,256	Kar Auction Services Incorporated†	969,533
81,573	Quad Graphics Incorporated†	3,365,702
85,044	Towers Watson & Company	4,427,391

		17,661,215

Construction & Engineering: 2.17%
503,928	Emcor Group Incorporated«†	14,603,833

Electrical Equipment: 0.76%
76,700	Regal-Beloit Corporation	5,120,492

Industrial Conglomerates: 2.01%
326,900	Tyco International Limited	13,546,736

Machinery: 2.52%
191,504	Harsco Corporation	5,423,393
434,900	Trinity Industries Incorporated	11,572,689

		16,996,082

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS – December 31, 2010 (UNAUDITED)
SPECIAL MID CAP VALUE FUND

Shares	Security Name	Value

Information Technology: 13.91%

Communications Equipment: 0.85%
183,786	CommScope Incorporated†	$5,737,799

Computers & Peripherals: 1.81%
209,314	Imation Corporation«†	2,158,027
792,400	Intermec Incorporated†	10,031,784

		12,189,811

Electronic Equipment & Instruments: 3.29%
617,293	Ingram Micro Incorporated Class A†	11,784,123
549,343	Molex Incorporated Class A	10,366,102

		22,150,225

Internet Software & Services: 1.20%
281,772	IAC InterActive Corporation†	8,086,856

IT Services: 3.68%
352,695	Global Payments Incorporated	16,298,036
534,600	SAIC Incorporated«†	8,478,756

		24,776,792

Semiconductors & Semiconductor Equipment: 1.75%
94,200	Analog Devices Incorporated	3,548,514
414,680	ATMI Incorporated†	8,268,719

		11,817,233

Software: 1.33%
367,400	CA Incorporated	8,979,256

Materials: 7.42%

Chemicals: 2.82%
84,600	Celanese Corporation Class A	3,482,982
110,165	FMC Corporation«	8,801,082
326,400	Olin Corporation	6,697,728

		18,981,792

Containers & Packaging: 1.41%
265,683	Silgan Holdings Incorporated«	9,514,108

Metals & Mining: 1.81%
155,922	Allegheny Technologies Incorporated«	8,603,776
203,579	Iamgold Corporation	3,623,706

		12,227,482

Paper & Forest Products: 1.38%
340,723	International Paper Company	9,281,295

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS	PORTFOLIO OF INVESTMENTS – December 31, 2010 (UNAUDITED)
SPECIAL MID CAP VALUE FUND

Shares	Security Name				Value

Utilities: 3.62%

Electric Utilities: 1.17%
68,000	Progress Energy Incorporated«				$2,956,640
195,965	Westar Energy Incorporated«				4,930,479

					7,887,119

Multi-Utilities: 2.45%
210,955	Ameren Corporation«				5,946,821
201,600	Sempra Energy				10,579,968

					16,526,789

Total Common Stocks (Cost $565,956,837)					653,094,341

Principal			Interest Rate	Maturity Date

Short-Term Investments: 22.14%

Corporate Bonds and Notes: 0.29%
$1,731,966	Gryphon Funding Limited(v)(a)(i)		0.00%	08/05/2011	703,525
2,278,173	VFNC Corporation(v)††±(a)(i)		0.26	09/29/2011	1,275,777
					1,979,302

Shares			Yield

Investment Companies: 21.85%
18,049,014	Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.14		18,049,014
129,203,087	Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)		0.27		129,203,087

					147,252,101

Total Short-Term Investments (Cost $148,505,037)					149,231,403

Total Investments in Securities (Cost $714,461,874)*		119.05%			$802,325,744

Other Assets and Liabilities, Net		(19.05)			(128,401,703)

Total Net Assets		100.00%			$673,924,041

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $715,164,832 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$102,410,893
Gross unrealized depreciation	(15,249,981)

Net unrealized appreciation	$87,160,912
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK
NOTES TO PORTFOLIOS OF INVESTMENTS — December 31, 2010 (UNAUDITED)
The Funds’ portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent prospectus and annual report.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Funds’ Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.
Investments in open-end mutual funds are valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Security loans
The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.
Fair Valuation Measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of December 31, 2010, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

			Significant
		Significant Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
C&B Mid Cap Value Fund
Equity securities
Common stocks	$164,696,409	$0	$0	$164,696,409
Short-term investments
Corporate bonds and notes	0	0	1,350,635	1,350,635
Investment companies	10,746,046	53,111,686	0	63,857,732

Total	$175,442,455	$53,111,686	$1,350,635	$229,904,776
Common Stock Fund
Equity securities
Common stocks	$970,095,795	$0	$11,198,850	$981,294,645
Short-term investments
Corporate bonds and notes	0	0	5,418,042	5,418,042
Investment companies	68,809,637	235,192,315	0	304,001,952
Total	$1,038,905,432	$235,192,315	$16,616,892	$1,290,714,639

Discovery Fund
Equity securities
Common stocks	$617,845,251	$0	$0	$617,845,251
Short-term investments
Corporate bonds and notes	0	0	2,204,394	2,204,394
Investment companies	26,703,269	143,270,274	0	169,973,543
Total	$644,548,520	$143,270,274	$2,204,394	$790,023,188

Enterprise Fund
Equity securities
Common stocks	$295,148,120	$0	$0	$295,148,120
Short-term investments
Corporate bonds and notes	0	0	2,167,385	2,167,385
Investment companies	4,548,462	44,719,006	0	49,267,468
Total	$299,696,582	$44,719,006	$2,167,385	$346,582,973

Growth Opportunities Fund
Equity securities
Common stocks	$29,517,447	$0	$0	$29,517,447
Short-term investments
Investment companies	331,181	7,973,860	0	8,305,041
Total	$29,848,628	$7,973,860	$0	$37,822,488

			Significant
		Significant Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Mid Cap Growth Fund
Equity securities
Common stocks	$527,631,835	$0	$0	$527,631,835
Short-term investments
Corporate bonds and notes	0	0	921,008	921,008
Investment companies	12,868,446	82,259,339	0	95,127,785
Total	$540,500,281	$82,259,339	$921,008	$623,680,628

Opportunity Fund
Equity securities
Common stocks	$1,367,216,517	$0	$0	$1,367,216,517
Investment companies	14,656,520	0	0	14,656,520
Short-term investments
Corporate bonds and notes	0	0	5,790,478	5,790,478
Investment companies	110,822,534	276,610,778	0	387,433,312
Total	$1,492,695,571	$276,610,778	$5,790,478	$1,775,096,827

Small/Mid Cap Core Fund
Equity securities
Common stocks	$30,735,896	$0	$0	$30,735,896
Short-term investments
Investment companies	428,860	8,373,774	0	8,802,634
Total	$31,164,756	$8,373,774	$0	$39,538,530
Special Mid Cap Value Fund
Equity securities
Common stocks	$653,094,341	$0	$0	$653,094,341
Short-term investments
Corporate bonds and notes	0	0	1,979,302	1,979,302
Investment companies	18,049,014	129,203,087	0	147,252,101
Total	$671,143,355	$129,203,087	$1,979,302	$802,325,744
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	C&B Mid Cap
	Value Fund	Common Stock Fund		Discovery Fund	Enterprise Fund
	Corporate
	bonds and		Corporate bonds	Corporate bonds	Corporate bonds
	notes	Common Stocks	and notes	and notes	and notes
Balance as of September 30, 2010	$1,432,864	$11,078,247	$5,747,903	$2,338,602	$2,299,340
Accrued discounts (premiums)	0	0	0	0	0
Realized gains (losses)	0	0	0	0	0
Changed in unrealized
gains (losses)	60,385	120,603	242,232	98,555	96,901
Purchases	0	0	0	0	0
Sales	(142,614)	0	(572,093)	(232,763)	(228,856)
Transfer into Level 3	0	0	0	0	0
Transfer out of Level 3	0	0	0	0	0
Balance as of December 31, 2010	$ ,1350,635	$11,198,850	$5,418,042	$2,204,394	$2,167,385

Change in unrealized gains or losses included in earnings related to securities still held at December 31, 2010	$(13,773)	$120,603	$(55,250)	$(22,479)	$(22,102)

			Special Mid
			Cap Value
	Mid Cap Growth Fund	Opportunity Fund	Fund
			Corporate
	Corporate bonds and	Corporate bonds	bonds and
	notes	and notes	notes
Balance as of September 30, 2010	$977,081	$6,143,013	$2,099,805
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Changed in unrealized gains (losses)	41,177	258,884	88,492
Purchases	0	0	0
Sales	(97,250)	(611,419)	(208,995)
Transfer into Level 3	0	0	0
Transfer our of Level 3	0	0	0
Balance as of December 31, 2010	$921,008	$5,790,478	$1,979,302

Change in unrealized gains or losses included in earnings related to securities still held at December 31, 2010	$(9,392)	$(59,048)	$(20,184)

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 99.05%

Florida: 0.31%
$1,000,000	Jacksonville FL Economic Development Commission Metropolitan Parking Solutions Project (Miscellaneous Revenue, ACA Insured)	5.50%	10/01/2030	$933,730

Nevada: 0.40%
2,500,000	Henderson NV Local Improvement District (Continuing Care Retirement Community Revenue)	5.25	09/01/2026	1,200,425

Pennsylvania: 91.30%
5,500,000	Allegheny County PA Pittsburgh International Airport Series A-1 (Airport Revenue)	5.75	01/01/2012	5,670,500
4,000,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue)±	0.91	02/01/2021	3,446,200
2,000,000	Allegheny County PA Hospital Development Authority Pittsburgh Mercy Health System (Pre-refunded Revenue, AMBAC Insured)	5.63	08/15/2018	2,154,920
4,210,000	Allegheny County PA Hospital Development Authority Pittsburgh Mercy Health System (Pre-refunded Revenue, AMBAC Insured)	5.63	08/15/2026	4,467,947
2,800,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Health System Series A (Hosptial Revenue)	5.00	09/01/2018	3,037,020
5,000,000	Allegheny County PA Higher Education Building Authority Chatham College Series A (Education Revenue)	5.38	09/01/2028	4,520,650
5,000,000	Berks County PA (GO — Local)	5.00	11/15/2021	5,451,250
5,000,000	Berks County PA (GO — Local)	5.00	11/15/2022	5,393,450
1,485,000	Berks County PA Municipal Hospital Authority Reading Hospital & Medical Center Project (Hospital Revenue)	5.70	10/01/2014	1,597,370
6,000,000	Bradford County PA IDA Solid Waste Disposal International Paper Company Project Series A (IDR)	4.70	03/01/2019	5,744,280
1,700,000	Bucks County PA IDA Lane Charter School Project Series A (Education Revenue)	4.88	03/15/2027	1,414,349
6,400,000	Central Bucks School District PA Refunding (GO — Local) State Aid Withholding Insured)	5.00	05/15/2025	6,717,312
790,000	Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12/15/2017	774,089
2,370,000	Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12/15/2027	2,166,559
5,000,000	Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	01/01/2036	4,105,850
1,200,000	Cumberland County PA Municipal Authority Dickinson College Series HH1 (Education Revenue)	5.00	11/01/2039	1,150,440
4,000,000	Dauphin County PA General Authority Office & Parking-Riverfront Office Project (Lease Revenue)	6.00	01/01/2025	3,163,000
2,000,000	Delaware Valley PA Regional Financial Authority Local Government Series B (Miscellaneous Revenue, AMBAC Insured)	5.60	07/01/2017	2,211,200
10,000,000	Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	08/01/2028	9,628,800
4,000,000	Downingtown School District PA Series AA (GO — Local) State Aid Withholding Insured)	5.00	11/01/2018	4,613,760
1,000,000	Lancaster PA Higher Education Authority Franklin & Marshall College Project Series A (Education Revenue)	5.25	04/15/2014	1,076,220
1,000,000	Lancaster PA Higher Education Authority Franklin & Marshall College Project (Education Revenue)	5.00	04/15/2037	952,180
3,500,000	Latrobe PA IDA Saint Vincent College Project (Education Revenue)	5.38	05/01/2024	3,475,080
1,130,000	Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12/15/2014	1,127,571
1,085,000	Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12/15/2015	1,082,624
2,335,000	Lehigh County PA General Purpose Authority Cedar Crest College (Education Revenue, Radian Group Incorporated LOC)	5.00	04/01/2021	2,231,910
2,210,000	Lehigh County PA General Purpose Authority Lehigh Valley Hospital Incorporated Series A (Hospital Revenue, MBIA Insured)	7.00	07/01/2016	2,510,450
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Pennsylvania (continued)
$3,000,000	Lehigh & Northampton PA Airport Authority Series A (Airport Revenue)	6.00%	05/15/2025	$3,002,490
4,800,000	Mars PA Area School District (GO — Local, FSA Insured)	5.00	06/01/2036	4,671,840
5,210,000	Montgomery County PA HEFA Arcadia University (Education Revenue, Radian Group Incorporated LOC)	5.00	04/01/2027	4,698,482
7,000,000	Montgomery County PA HEFA Abington Memorial Hospital Series A (Education Revenue)	5.00	06/01/2022	7,036,400
985,000	Montgomery County PA IDA New Regulatory Medical Center Project (Hospital Revenue, FHA Insured)	5.00	08/01/2020	1,038,653
1,500,000	Montgomery County PA IDA ACTS Retirement Community Series B (Health Revenue)	5.00	11/15/2016	1,575,345
6,000,000	Montgomery County PA IDA ACTS Retirement Community Series B (Health Revenue)	5.00	11/15/2022	5,859,540
4,400,000	Mount Lebanon PA Hospital Authority Saint Clair Memorial Hospital Series A (Hospital Revenue)	5.50	07/01/2022	4,432,692
2,560,000	New Morgan PA Municipal Authority Commonwealth Office Project Series A (Miscellaneous Revenue)	6.50	06/01/2025	2,251,187
1,400,000	Pennsylvania EDFA Colver Project Series G (Resource Recovery Revenue)	5.13	12/01/2015	1,302,966
3,000,000	Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project Series A (IDR)±	4.70	11/01/2021	3,077,430
1,880,000	Allegheny County PA Sanitation Authority (Water & Sewer Revenue, AGM Insured)	5.00	06/01/2030	1,868,382
1,795,000	Delaware County PA Chester Community Charter School Series A (IDA, Miscellaneous Revenue)	5.00	08/15/2020	1,667,573
3,595,000	Grove City PA Area Hospital Authority John XXIII Home Project (Health Revenue, Allied Irish Bank plc LOC)±	3.95	02/01/2030	3,595,000
1,500,000	Harrisburg PA Authority Resource Recovery Facility Series D-1 (Miscellaneous Revenue, AGM Insured)±	5.25	12/01/2033	1,510,800
1,000,000	Pennsylvania Economic Development Financing Authority Aqua Pennsylvania Incorporated Project Series A (Water & Sewer Revenue)	5.00	12/01/2034	923,880
2,170,000	Philadelphia PA Authority for Industrial Development Global Leadership Academy Project (Miscellaneous Revenue)	5.13	11/15/2020	2,003,279
250,000	Philadelphia PA Authority for Industrial Development Global Leadership Academy Project (Miscellaneous Revenue)	5.75	11/15/2030	215,035
1,000,000	Philadelphia PA School District Series E (Tax Revenue, State Aid Withholding Insured)	5.00	09/01/2020	1,045,410
1,000,000	Pennsylvania EDFA Dr. Gertrude A. Barber Center (HCFR)	5.90	12/01/2030	946,240
2,900,000	Pennsylvania EDFA 30th Street Station Garage Project (Lease Revenue, ACA Insured)	5.00	06/01/2013	3,019,712
3,515,000	Pennsylvania EDFA 30th Street Station Garage Project (Lease Revenue, ACA Insured)	5.80	06/01/2023	3,481,115
5,000,000	Pennsylvania EDFA Water Facilities Aqua Pennsylvania Incorporated Series A (Water & Sewer Revenue)	5.00	10/01/2039	4,932,050
5,010,000	Pennsylvania HFA Single Family Series 106-B (Housing Revenue)	4.50	10/01/2024	4,820,572
1,025,000	Pennsylvania HFA Single Family Series 108-B (Housing Revenue)	4.75	10/01/2028	968,697
1,825,000	Pennsylvania HFA Single Family Series 108-B (Housing Revenue)	4.50	10/01/2024	1,782,806
4,000,000	Pennsylvania Second Refunding Series of 2009 (GO — State)	5.00	07/01/2019	4,604,720
1,130,000	Pennsylvania HEFAR Allegheny Delaware Valley Obligation Series B (Hospital Revenue)	5.88	11/15/2021	1,054,584
4,000,000	Pennsylvania HEFAR University of Pennsylvania Medical Center Health System Series A (Hospital Revenue)	6.25	01/15/2017	4,049,200
2,000,000	Pennsylvania HEFAR Widener University (Education Revenue)	5.25	07/15/2024	2,007,480
4,500,000	Pennsylvania HEFAR Widener University (Education Revenue)	5.40	07/15/2036	4,244,445
3,070,000	Pennsylvania HiEFAR Association of Independent Colleges & University Series FF2 (Education Revenue)	5.00	12/15/2024	2,944,805
5,250,000	Pennsylvania HEFAR Lasalle University Series A (Education Revenue)	5.25	05/01/2027	5,038,320
2,000,000	Pennsylvania HEFAR Thomas Jefferson University (Education Revenue)	5.00	03/01/2040	1,891,420
3,545,000	Pennsylvania Turnpike Commission Series A (Transportation Revenue, FSA Insured)	5.25	07/15/2021	3,952,675
2,000,000	Pennsylvania Turnpike Commission Series A (Transportation Revenue, AMBAC Insured)	5.50	12/01/2031	2,018,800
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Pennsylvania (continued)
$12,000,000	Pennsylvania Turnpike Commission Series C (Transportation Revenue, Assured Guaranty Corporation LOC)	6.25%	06/01/2038	$12,822,240
3,000,000	Pennsylvania State University Series A (Education Revenue)	5.00	03/01/2023	3,268,590
3,000,000	Pennsylvania State University (Education Revenue)	5.00	03/01/2040	3,008,550
5,150,000	Philadelphia PA IDA Series A (Education Revenue)	5.30	09/15/2027	4,308,336
770,000	Philadelphia IDA First Philadelphia Charter High Series A (Miscellaneous Revenue)	5.30	08/15/2017	760,236
3,540,000	Philadelphia PA IDA First Philadelphia Charter Series A (Education Revenue)	5.63	08/15/2025	3,149,078
1,630,000	Philadelphia PA IDA Airport Philadelphia Airport System Project Series A (Airport Revenue)	5.50	07/01/2016	1,668,598
1,250,000	Philadelphia PA IDA Airport Philadelphia Airport System Project Series A (Airport Revenue)	5.50	07/01/2017	1,281,175
1,000,000	Philadelphia PA Redevelopment Authority Neighborhood Transformation Series A (Miscellaneous Revenue)	5.50	04/15/2016	1,044,350
500,000	Philadelphia PA Redevelopment Authority Neighborhood Transformation Series A (Miscellaneous Revenue)	5.50	04/15/2022	511,830
3,000,000	Philadelphia PA School District Series C (Tax Revenue, State Aid Withholding Insured)	5.00	09/01/2018	3,207,690
2,675,000	Philadelphia PA Water & Wastewater Series C (Water & Sewer Revenue, AGM Insured)	5.00	08/01/2019	2,934,422
2,400,000	Philadelphia PA Municipal Authority Series B (Lease Revenue, AGM Insured)	5.25	11/15/2016	2,570,640
2,500,000	Pittsburgh PA Public Parking Authority Series A (Miscellaneous Revenue, FGIC Insured)	5.00	12/01/2025	2,519,400
2,495,000	Red Lion PA Area School District (GO — Local)	5.00	05/01/2023	2,658,123
3,000,000	Schuylkill County PA IDA Pine Grove Landfill Incorporated (IDR)±	4.25	10/01/2019	2,959,140
1,620,000	South Central Pennsylvania General Authority Wellspan Health ETM (Pre-refunded Revenue)	5.38	05/15/2028	1,659,852
3,640,000	University Area Joint Authority of Pennsylvania Sewer (Water & Sewer Revenue, MBIA Insured)	5.25	11/01/2014	3,931,455
2,385,000	Washington County PA Hospital Authority Monongahela Valley Hospital Project (Hospital Revenue)	5.50	06/01/2017	2,446,628
1,750,000	Washington County PA Hospital Authority Monongahela Valley Hospital Project (Hospital Revenue)	6.25	06/01/2022	1,791,965
190,000	Westmoreland County PA IDA Excela Health Project (Hospital Revenue)	5.13	07/01/2030	177,451
2,600,000	Wilkes-Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	03/01/2027	2,373,280
1,480,000	York PA Sewer Authority (Miscellaneous Revenue, Assured Guaranty Corporation LOC)	5.00	12/01/2022	1,545,712
1,650,000	York PA Sewer Authority (Miscellaneous Revenue, Assured Guaranty Corporation LOC)	5.00	12/01/2023	1,705,275
1,145,000	Allegheny County PA Airport Pittsburgh International Airport Series A (Airport Revenue, AGM Insured)	5.00	01/01/2017	1,196,227
1,000,000	Bucks County PA (GO — Local)	5.25	05/01/2023	1,102,660
5,000,000	Norwin PA School District Series A (GO — Local, State Aid Withholding Insured)	5.00	04/01/2030	4,762,000
1,900,000	Pittsburgh & Allegheny County PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	02/01/2020	2,026,160
3,000,000	Pittsburgh & Allegheny County PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	02/01/2031	2,958,720
975,000	St. Marys Hospital Authority Catholic Health East Project Series B (Hospital Revenue)	5.00	11/15/2016	1,024,608
1,025,000	St. Marys Hospital Authority Catholic Health East Project Series B (Hospital Revenue)	5.00	11/15/2017	1,067,363
				271,860,760

Puerto Rico: 3.05%
2,000,000	Puerto Rico Commonwealth Highway & Transportation Authority Series AA-1 (Miscellaneous Revenue, AGM Insured)	4.95	07/01/2026	1,970,240
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Puerto Rico (continued)
$6,000,000	Puerto Rico Electric Power Authority LIBOR Series UU (Utilities Revenue, AGM Insured)±	0.71%	07/01/2029	$4,325,040
3,000,000	Puerto Rico Electric Power Authority Series XX (Utilities Revenue)	5.25	07/01/2040	2,788,110
				9,083,390

South Carolina: 1.11%
3,230,000	Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Education Revenue)(x)±	5.25	12/01/2025	3,290,013

Tennessee: 0.95%
2,675,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2013	2,831,889

Virgin Islands: 1.93%
2,000,000	Virgin Islands PFA Senior Lien Series A (Tax Revenue)	5.00	10/01/2029	1,863,820
4,000,000	Virgin Islands PFA Senior Lien Series B (Tax Revenue)	5.00	10/01/2025	3,871,959
				5,735,779

Total Municipal Bonds and Notes (Cost $303,045,482)				294,935,986

Shares		Yield
Short-Term Investments: 0.81%
Investment Companies: 0.81%
2,403,551 Wells Fargo Advantage National Tax-Free Money Market Fund(u)(l)		0.18	2,403,551
Total Short-Term Investments (Cost $2,403,551)			2,403,551

Total Investments in Securities (Cost $305,449,033)*	99.86%		297,339,537
Other Assets and Liabilities, Net	0.14		424,335

Total Net Assets	100.00%		$297,763,872

(x)	Inverse floating rate security.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

±	Variable rate investments.

*	Cost for federal income tax purposes is $305,567,656 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,169,209
Gross unrealized depreciation	(12,397,328)

Net unrealized depreciation	$(8,228,119)
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND
NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2010 (UNAUDITED)
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Security valuation
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Fund’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
When-issued transactions
The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Inverse floating-rate obligations
The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of December 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$0	$294,935,986	$0	$294,935,986
Short-term investments
Investment companies	2,403,551	0	0	2,403,551

Total	$2,403,551	$294,935,986	$0	$297,339,537
At December 31, 2010, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for Floating-Rate Notes
Floating Rate Notes Outstanding	Interest Rate	Outstanding

$1,615,000	4.53%	$3,290,013

ITEM 2. CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch Karla M. Rabusch
President

Date: February 25, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: February 25, 2011

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date: February 25, 2011